Schedule of Investments (unaudited) September 30, 2023	iShares U.S. Aggregate Bond Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$2,364,486,273

Total Investments — 100.1% (Cost: $2,727,839,963)	2,364,486,273
Liabilities in Excess of Other Assets — (0.1)%	(1,447,574)

Net Assets — 100.0%	$2,363,038,699

iShares U.S. Aggregate Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2023, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,364,486,273 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/27	$1,698		$1,638,688
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/26	854		829,536
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24	—	(a)	14
Series 2020-2, Class A4, 1.74%, 08/18/25	403		399,369
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	346		335,934
Series 2021-B, Class A4, 0.53%, 10/15/26	427		396,140
Verizon Master Trust, Series 2021-1, Class A,
0.50%, 05/20/27	488		471,356

Total Asset-Backed Securities — 0.2% (Cost: $4,221,520)			4,071,037

Corporate Bonds

Advertising Agencies — 0.0%
Omnicom Group, Inc.
2.45%, 04/30/30	121		97,523
2.60%, 08/01/31(b)	68		53,880
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24	70		68,300
3.60%, 04/15/26(b)	87		82,636

			302,339

Aerospace & Defense — 0.6%
3M Co.
2.00%, 02/14/25(b)	171		162,122
3.00%, 08/07/25(b)	87		82,858
2.88%, 10/15/27(b)	130		117,484
3.38%, 03/01/29(b)	211		188,432
2.38%, 08/26/29(b)	169		141,291
3.13%, 09/19/46(b)	87		55,329
3.63%, 10/15/47	104		71,850
3.25%, 08/26/49(b)	75		47,519
3.70%, 04/15/50(b)	87		62,023
Boeing Co.
4.88%, 05/01/25(b)	341		335,141
2.75%, 02/01/26(b)	171		159,720
2.20%, 02/04/26(b)	427		392,064
3.10%, 05/01/26	171		159,665
2.70%, 02/01/27(b)	80		72,439
2.80%, 03/01/27(b)	171		154,775
5.04%, 05/01/27(b)	341		332,939
3.25%, 03/01/28	300		269,591
3.20%, 03/01/29(b)	341		299,468
2.95%, 02/01/30(b)	100		84,131
5.15%, 05/01/30(b)	300		286,650
6.13%, 02/15/33(b)	74		74,504
3.25%, 02/01/35(b)	275		211,420
5.71%, 05/01/40(b)	341		314,607
3.38%, 06/15/46	87		55,437
3.85%, 11/01/48	171		116,782
3.90%, 05/01/49(b)	130		90,653
3.75%, 02/01/50	243		165,088
5.81%, 05/01/50	300		271,655
5.93%, 05/01/60	427		383,411
Eaton Corp., 3.10%, 09/15/27(b)	118		108,944

Security	Par (000)	Value

Aerospace & Defense (continued)
General Dynamics Corp.
3.25%, 04/01/25(b)	$87	$84,129
3.50%, 05/15/25(b)	171	165,605
1.15%, 06/01/26	78	69,938
2.13%, 08/15/26(b)	87	79,955
3.75%, 05/15/28(b)	87	81,718
2.25%, 06/01/31(b)	61	49,265
4.25%, 04/01/40	171	145,211
2.85%, 06/01/41	83	57,003
4.25%, 04/01/50(b)	87	71,481
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28(b)	71	59,642
Illinois Tool Works, Inc.(b)
4.88%, 09/15/41	181	168,490
3.90%, 09/01/42	75	60,786
L3Harris Technologies, Inc.
3.83%, 04/27/25	87	84,405
5.40%, 01/15/27	100	99,130
4.40%, 06/15/28(b)	171	161,810
4.40%, 06/15/28	87	82,324
2.90%, 12/15/29(b)	121	103,032
1.80%, 01/15/31	158	120,682
5.40%, 07/31/33(b)	105	100,934
Lockheed Martin Corp.
3.55%, 01/15/26	194	186,699
5.10%, 11/15/27(b)	35	34,797
1.85%, 06/15/30	300	241,962
3.90%, 06/15/32	58	52,016
5.25%, 01/15/33(b)	50	49,389
3.60%, 03/01/35	65	54,924
4.50%, 05/15/36	141	128,502
4.07%, 12/15/42(b)	189	154,732
4.70%, 05/15/46(b)	130	114,186
4.09%, 09/15/52	87	68,358
4.15%, 06/15/53	140	110,415
5.70%, 11/15/54(b)	110	109,725
5.20%, 02/15/55	100	92,841
4.30%, 06/15/62	140	109,563
5.90%, 11/15/63	40	40,741
Northrop Grumman Corp.
2.93%, 01/15/25(b)	171	164,895
3.25%, 01/15/28(b)	341	312,725
4.40%, 05/01/30(b)	171	160,063
4.70%, 03/15/33(b)	100	93,363
4.75%, 06/01/43(b)	151	129,675
4.03%, 10/15/47(b)	257	196,714
5.25%, 05/01/50	150	138,316
4.95%, 03/15/53(b)	75	65,852
Parker-Hannifin Corp.
4.25%, 09/15/27	70	66,877
3.25%, 06/14/29	341	302,909
4.50%, 09/15/29	100	94,652
4.20%, 11/21/34(b)	87	75,559
4.10%, 03/01/47(b)	87	67,173
4.00%, 06/14/49(b)	87	66,532
RTX Corp.
3.95%, 08/16/25(b)	171	165,449
5.00%, 02/27/26	75	74,086
2.65%, 11/01/26	300	275,771
3.50%, 03/15/27	171	159,069
3.13%, 05/04/27(b)	171	157,260

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
RTX Corp. (continued)
4.13%, 11/16/28	$211	$196,748
2.25%, 07/01/30(b)	246	197,926
1.90%, 09/01/31	171	129,407
2.38%, 03/15/32(b)	200	154,424
5.15%, 02/27/33(b)	125	118,371
4.45%, 11/16/38(b)	87	73,194
4.88%, 10/15/40(b)	87	75,208
4.70%, 12/15/41	74	61,949
4.15%, 05/15/45	87	65,871
3.75%, 11/01/46(b)	130	92,054
4.35%, 04/15/47	171	133,083
4.05%, 05/04/47	87	64,671
4.63%, 11/16/48	214	174,374
3.13%, 07/01/50(b)	227	141,135
2.82%, 09/01/51	87	49,810
3.03%, 03/15/52(b)	100	60,153
5.38%, 02/27/53(b)	95	85,973
Textron, Inc., 3.00%, 06/01/30	171	143,891

		13,447,564

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	171	164,222

Automobile Components — 0.0%
Aptiv PLC(b)
4.40%, 10/01/46	87	61,994
3.10%, 12/01/51	171	97,753
Aptiv PLC/Aptiv Corp.(b)
3.25%, 03/01/32	102	83,623
4.15%, 05/01/52	87	60,522
BorgWarner, Inc., 2.65%, 07/01/27(b)	156	139,280
Lear Corp.
2.60%, 01/15/32(b)	71	53,606
5.25%, 05/15/49	87	70,331
3.55%, 01/15/52	74	45,111
Magna International, Inc.(b)
2.45%, 06/15/30	60	49,187
5.50%, 03/21/33	20	19,543

		680,950

Automobiles — 0.4%
Advance Auto Parts, Inc., 5.95%, 03/09/28	100	94,512
American Honda Finance Corp.
1.50%, 01/13/25	87	82,527
1.00%, 09/10/25(b)	200	183,192
1.30%, 09/09/26(b)	71	62,996
2.35%, 01/08/27	87	78,930
4.70%, 01/12/28(b)	20	19,435
2.00%, 03/24/28	93	80,468
5.13%, 07/07/28	300	295,314
2.25%, 01/12/29	87	74,411
4.60%, 04/17/30	60	56,913
Series A, 4.60%, 04/17/25(b)	60	59,040
AutoNation, Inc.
1.95%, 08/01/28	74	60,277
2.40%, 08/01/31(b)	78	57,504
3.85%, 03/01/32(b)	80	65,024
AutoZone, Inc.
3.25%, 04/15/25	58	55,823
4.50%, 02/01/28(b)	145	139,069
3.75%, 04/18/29	171	154,305

Security	Par (000)	Value

Automobiles (continued)
AutoZone, Inc. (continued)
4.75%, 08/01/32	$100	$91,730
4.75%, 02/01/33	150	136,400
5.20%, 08/01/33(b)	25	23,401
Cummins, Inc.(b)
0.75%, 09/01/25	87	79,504
2.60%, 09/01/50	87	50,244
General Motors Co.
4.00%, 04/01/25(b)	341	330,103
4.20%, 10/01/27	171	159,412
6.80%, 10/01/27(b)	104	106,133
5.40%, 10/15/29(b)	65	61,955
5.60%, 10/15/32(b)	100	93,366
5.00%, 04/01/35(b)	130	112,222
6.60%, 04/01/36	187	181,727
5.15%, 04/01/38(b)	87	72,661
5.20%, 04/01/45	171	132,955
6.75%, 04/01/46(b)	133	124,290
5.95%, 04/01/49	112	94,995
General Motors Financial Co., Inc.
1.20%, 10/15/24	105	99,796
4.00%, 01/15/25	87	84,496
2.90%, 02/26/25	114	108,763
2.75%, 06/20/25	169	159,095
4.30%, 07/13/25	171	165,065
6.05%, 10/10/25	380	378,318
5.25%, 03/01/26(b)	179	174,870
5.40%, 04/06/26(b)	65	63,655
1.50%, 06/10/26	171	151,095
4.35%, 01/17/27	87	81,896
2.35%, 02/26/27(b)	171	150,706
5.00%, 04/09/27(b)	200	191,975
2.70%, 08/20/27	171	150,004
6.00%, 01/09/28	50	49,388
2.40%, 04/10/28(b)	89	75,715
5.80%, 06/23/28	55	53,731
2.40%, 10/15/28	168	139,279
5.65%, 01/17/29(b)	87	84,372
4.30%, 04/06/29(b)	300	269,140
5.85%, 04/06/30(b)	45	43,104
3.60%, 06/21/30	90	75,325
2.70%, 06/10/31(b)	122	93,374
3.10%, 01/12/32	75	58,026
6.40%, 01/09/33(b)	75	73,245
Honda Motor Co. Ltd., 2.97%, 03/10/32(b)	133	111,957
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(b)	104	123,175
PACCAR Financial Corp.
3.55%, 08/11/25(b)	270	261,175
4.95%, 10/03/25(b)	80	79,330
4.45%, 03/30/26(b)	220	216,550
1.10%, 05/11/26(b)	110	98,983
2.00%, 02/04/27	75	67,415
4.60%, 01/10/28(b)	100	97,520
Toyota Motor Corp.
1.34%, 03/25/26(b)	87	78,980
5.28%, 07/13/26(b)	40	39,919
5.12%, 07/13/28(b)	50	49,730
2.76%, 07/02/29(b)	65	57,291
2.36%, 03/25/31	87	70,797

2

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Toyota Motor Corp. (continued)
5.12%, 07/13/33(b)	$45	$43,903
Toyota Motor Credit Corp.
4.80%, 01/10/25	40	39,622
1.45%, 01/13/25(b)	171	162,360
3.95%, 06/30/25	85	82,717
3.65%, 08/18/25(b)	80	77,383
5.60%, 09/11/25(b)	25	25,036
5.40%, 11/10/25	100	99,953
4.45%, 05/18/26(b)	80	78,224
1.13%, 06/18/26(b)	210	187,526
5.00%, 08/14/26	100	99,016
1.90%, 01/13/27(b)	171	153,310
3.05%, 03/22/27(b)	171	158,543
4.55%, 09/20/27(b)	100	97,280
4.63%, 01/12/28(b)	40	39,069
1.90%, 04/06/28(b)	189	163,951
5.25%, 09/11/28	25	24,859
3.65%, 01/08/29(b)	171	158,640
4.45%, 06/29/29(b)	100	96,049
2.15%, 02/13/30	87	71,747
3.38%, 04/01/30	300	265,352
4.55%, 05/17/30(b)	80	75,818
1.90%, 09/12/31(b)	121	93,837
4.70%, 01/12/33	45	42,523

		10,134,811

Banks — 1.9%
African Development Bank, 4.38%, 03/14/28	600	589,827
Asian Development Bank
3.75%, 04/25/28(b)	1,000	958,119
4.50%, 08/25/28	300	296,608
3.88%, 06/14/33	200	186,475
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 2.30%), 5.86%, 09/14/26(b)(c)	200	197,885
Banco Santander SA, 5.59%, 08/08/28	200	195,648
Bank of America Corp., (1-day SOFR + 1.84%), 5.87%, 09/15/34	150	145,977
Bank of America N.A.
5.65%, 08/18/25	250	249,348
5.53%, 08/18/26	250	248,787
Bank of Montreal
3.70%, 06/07/25(b)	650	626,486
5.92%, 09/25/25	50	49,890
5.30%, 06/05/26	40	39,461
2.65%, 03/08/27	133	119,653
5.20%, 02/01/28(b)	150	146,413
5.72%, 09/25/28	100	98,937
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	241	179,586
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	87	75,993
Bank of Nova Scotia
5.45%, 06/12/25(b)	60	59,424
5.25%, 06/12/28	60	58,424
Canadian Imperial Bank of Commerce
1.00%, 10/18/24(b)	171	162,395
5.14%, 04/28/25	60	59,218
3.95%, 08/04/25	100	96,545
0.95%, 10/23/25	124	112,425
1.25%, 06/22/26	341	302,124
5.62%, 07/17/26	25	24,880
5.93%, 10/02/26(d)	50	49,988

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce (continued)
5.00%, 04/28/28	$60	$57,604
5.99%, 10/03/28(d)	50	49,888
6.09%, 10/03/33(d)	50	49,668
Citibank N.A.
5.86%, 09/29/25(b)	250	250,245
5.80%, 09/29/28	250	250,036
Citizens Financial Group, Inc.(b)
2.85%, 07/27/26	257	231,111
2.50%, 02/06/30	61	47,363
(5-year CMT + 2.75%), 5.64%, 05/21/37(c)	61	51,093
Comerica, Inc., 4.00%, 02/01/29	171	142,823
Cooperatieve Rabobank UA
3.38%, 05/21/25	500	481,594
4.38%, 08/04/25	500	482,495
5.25%, 05/24/41(b)	176	168,386
5.75%, 12/01/43	250	230,510
Council of Europe Development Bank, 3.75%, 05/25/26	500	484,438
Credit Suisse AG
7.95%, 01/09/25(b)	250	254,421
7.50%, 02/15/28	250	261,506
Credit Suisse AG/New York
3.70%, 02/21/25(b)	270	260,270
5.00%, 07/09/27	250	240,144
Discover Bank, 3.45%, 07/27/26	250	227,359
Fifth Third Bancorp
2.55%, 05/05/27	121	106,329
8.25%, 03/01/38	75	79,942
(1-day SOFR + 0.69%), 1.71%, 11/01/27(c)	171	147,737
(1-day SOFR + 1.36%), 4.06%, 04/25/28(b)(c)	61	56,136
(1-day SOFR + 1.66%), 4.34%, 04/25/33(b)(c)	61	51,588
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	100	90,780
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	100	99,116
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(b)	75	74,494
HSBC Bank USA NA, 7.00%, 01/15/39(b)	250	257,584
Huntington Bancshares, Inc.(b)
4.00%, 05/15/25	171	163,674
(1-day SOFR + 1.97%), 4.44%, 08/04/28(c)	260	240,157
(1-day SOFR + 2.05%), 5.02%, 05/17/33(c)	73	64,353
Huntington National Bank, (1-day SOFR Index + 1.65%), 4.55%, 05/17/28(c)	280	261,855
ING Groep NV
3.95%, 03/29/27	250	234,270
(1-day SOFR + 1.01%), 1.73%, 04/01/27(c)	350	313,142
(1-day SOFR + 1.83%), 4.02%, 03/28/28(c)	211	195,887
Inter-American Development Bank
4.00%, 01/12/28(b)	500	484,715
3.50%, 04/12/33	1,000	904,514
International Bank for Reconstruction & Development(b)
3.50%, 07/12/28	1,000	947,417
3.88%, 02/14/30	1,000	950,591
JPMorgan Chase & Co., (1-day SOFR + 1.45%),
5.30%, 07/24/29	235	228,651
KeyBank NA/Cleveland OH
5.85%, 11/15/27	250	237,750
5.00%, 01/26/33(b)	250	210,441

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyCorp.(b)
2.25%, 04/06/27	$87	$73,885
2.55%, 10/01/29	87	67,866
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(c)	105	87,523
Kreditanstalt fuer Wiederaufbau, 4.13%, 07/15/33	400	380,210
M&T Bank Corp., (1-day SOFR Index + 1.78%), 4.55%, 08/16/28(b)(c)	100	92,107
Manufacturers & Traders Trust Co., 5.40%, 11/21/25	340	329,706
Morgan Stanley Bank NA, 4.75%, 04/21/26	250	244,363
National Australia Bank Ltd.
3.38%, 01/14/26	400	381,894
4.90%, 06/13/28	300	291,403
PNC Bank NA
2.95%, 02/23/25	250	239,224
3.88%, 04/10/25	250	241,116
4.05%, 07/26/28	300	271,411
PNC Financial Services Group, Inc.
2.20%, 11/01/24	75	71,972
1.15%, 08/13/26(b)	171	150,757
3.45%, 04/23/29(b)	341	299,237
2.55%, 01/22/30	171	138,765
(1-day SOFR + 0.98%), 2.31%, 04/23/32(b)(c)	171	132,079
(1-day SOFR + 1.09%), 4.76%, 01/26/27(c)	230	223,580
(1-day SOFR + 1.32%), 5.81%, 06/12/26(c)	74	73,410
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	135	130,489
(1-day SOFR + 1.84%), 5.58%, 06/12/29	74	71,788
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	205	185,904
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)	100	96,082
Regions Financial Corp.
2.25%, 05/18/25	341	318,102
1.80%, 08/12/28(b)	341	276,708
Royal Bank of Canada
5.66%, 10/25/24	100	99,644
2.25%, 11/01/24	257	247,053
3.38%, 04/14/25	79	76,218
4.95%, 04/25/25(b)	80	78,841
4.88%, 01/12/26	100	98,140
0.88%, 01/20/26(b)	341	305,794
4.65%, 01/27/26(b)	121	117,732
1.20%, 04/27/26	281	250,612
1.15%, 07/14/26(b)	171	151,102
5.20%, 07/20/26(b)	75	74,182
1.40%, 11/02/26	76	66,824
3.63%, 05/04/27(b)	79	73,696
4.24%, 08/03/27(b)	100	95,021
6.00%, 11/01/27	100	100,721
4.90%, 01/12/28(b)	100	97,129
5.20%, 08/01/28(b)	75	72,998
2.30%, 11/03/31	200	155,129
3.88%, 05/04/32	79	68,861
5.00%, 02/01/33	100	93,176
5.00%, 05/02/33(b)	80	74,326
Series FXD, 2.05%, 01/21/27(b)	87	77,889
Santander Holdings USA, Inc.
3.24%, 10/05/26(b)	341	308,901
(1-day SOFR + 1.25%), 2.49%, 01/06/28(c)	140	121,559
(1-day SOFR + 2.33%), 5.81%, 09/09/26(b)(c)	340	334,402
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	70	68,268
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)(c)	28	27,314

Security	Par (000)	Value

Banks (continued)
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 1.22%), 2.47%, 01/11/28	$200	$174,061
(1-day SOFR + 2.60%), 6.53%, 01/10/29	200	198,149
(1-day SOFR + 2.75%), 6.83%, 11/21/26	300	301,680
Sumitomo Mitsui Financial Group, Inc.
5.72%, 09/14/28	200	197,388
5.81%, 09/14/33	200	194,321
6.18%, 07/13/43(b)	100	95,554
Synchrony Bank, 5.63%, 08/23/27	250	233,324
Toronto-Dominion Bank
1.25%, 12/13/24	171	161,884
3.77%, 06/06/25	100	96,719
0.75%, 01/06/26(b)	307	273,919
1.20%, 06/03/26	307	272,226
5.53%, 07/17/26	75	74,453
1.25%, 09/10/26(b)	189	166,441
2.80%, 03/10/27	133	120,898
4.11%, 06/08/27(b)	100	94,389
4.69%, 09/15/27	200	192,341
5.52%, 07/17/28(b)	75	74,028
2.00%, 09/10/31	189	143,828
2.45%, 01/12/32	87	67,416
3.20%, 03/10/32	133	108,866
4.46%, 06/08/32	55	49,322
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(c)	87	80,494
Series FXD, 1.45%, 01/10/25(b)	87	82,361
Series FXD, 1.95%, 01/12/27	87	77,490
Truist Bank, 3.80%, 10/30/26	250	229,739
Truist Financial Corp.
2.85%, 10/26/24	87	83,971
1.13%, 08/03/27(b)	155	129,445
1.95%, 06/05/30	141	108,346
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)(c)	171	140,425
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)(c)	65	60,324
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)(c)	80	75,097
(1-day SOFR + 1.46%), 4.26%, 07/28/26(b)(c)	100	96,271
(1-day SOFR + 1.63%), 5.90%, 10/28/26(b)(c)	100	98,896
(1-day SOFR + 1.85%), 5.12%, 01/26/34(b)(c)	130	116,213
(1-day SOFR + 2.05%), 6.05%, 06/08/27	55	54,402
(1-day SOFR + 2.24%), 4.92%, 07/28/33(c)	100	84,832
(1-day SOFR + 2.30%), 6.12%, 10/28/33(c)	100	96,156
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	345	324,722
U.S. Bancorp
3.90%, 04/26/28(b)	341	314,018
1.38%, 07/22/30(b)	141	102,805
(1-day SOFR + 0.73%), 2.22%, 01/27/28(c)	87	76,751
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)(c)	87	65,488
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)(c)	150	140,377
(1-day SOFR + 1.43%), 5.73%, 10/21/26(c)	70	69,418
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)(c)	150	132,069
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)(c)	160	150,289
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	55	53,536
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)(c)	200	189,324
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	175	152,316
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)(c)	121	85,244
Series V, 2.38%, 07/22/26(b)	87	79,411
Series X, 3.15%, 04/27/27	200	182,735
U.S. Bank NA, 2.80%, 01/27/25(b)	500	479,238
Wachovia Corp., 5.50%, 08/01/35	100	92,069
Wells Fargo & Co. 3.00%, 02/19/25	62	59,564

4

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
3.55%, 09/29/25(b)	$171	$163,447
3.00%, 04/22/26	300	279,448
4.10%, 06/03/26(b)	345	327,691
3.00%, 10/23/26(b)	300	275,518
4.30%, 07/22/27(b)	257	242,181
4.15%, 01/24/29(b)	171	157,012
5.38%, 11/02/43	155	134,384
5.61%, 01/15/44	114	101,091
4.65%, 11/04/44	270	209,943
3.90%, 05/01/45	197	143,290
4.90%, 11/17/45	257	206,140
4.40%, 06/14/46	244	180,574
4.75%, 12/07/46	275	214,636
(1-day SOFR + 1.32%), 3.91%, 04/25/26(b)(c)	274	264,013
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	387	312,829
(1-day SOFR + 1.51%), 3.53%, 03/24/28(c)	563	517,044
(1-day SOFR + 1.56%), 4.54%, 08/15/26(c)	155	150,545
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	230	224,386
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)(c)	210	200,397
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	290	274,596
(1-day SOFR + 2.00%), 2.19%, 04/30/26(c)	511	479,795
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)(c)	165	154,260
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	155	135,930
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	500	452,500
(1-day SOFR + 2.13%), 4.61%, 04/25/53(c)	239	187,122
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	341	229,102
(3-mo. CME Term SOFR + 1.01%), 2.16%, 02/11/26(b)(c)	457	431,397
(3-mo. CME Term SOFR + 1.09%), 2.41%, 10/30/25(b)(c)	171	163,870
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)(c)	257	207,737
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(c)	229	212,654
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	341	283,867
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	257	235,282
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	341	309,371
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	533	447,844
Wells Fargo Bank NA
5.55%, 08/01/25	500	498,354
5.45%, 08/07/26	500	496,653
6.60%, 01/15/38	250	253,382
Westpac Banking Corp.
1.02%, 11/18/24	89	84,478
2.35%, 02/19/25(b)	87	83,292
2.85%, 05/13/26	87	81,609
1.15%, 06/03/26	171	152,986
4.04%, 08/26/27(b)	100	95,819
5.46%, 11/18/27(b)	250	250,191
3.40%, 01/25/28	87	80,651
1.95%, 11/20/28	171	144,695
2.65%, 01/16/30(b)	138	117,966
2.15%, 06/03/31	240	190,689
4.42%, 07/24/39	171	130,182
3.13%, 11/18/41	59	36,257

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp. (continued)
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	$100	$91,019
(5-year CMT + 1.35%), 2.89%, 02/04/30(c)	214	201,731
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	81	59,929
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)(c)	237	177,556
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)(c)	150	129,541
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)(c)	130	120,411

		43,800,036

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26	384	368,778
4.70%, 02/01/36(b)	597	547,172
4.90%, 02/01/46	882	768,702
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36(b)	100	91,654
4.63%, 02/01/44(b)	112	95,886
4.90%, 02/01/46	87	75,824
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	171	161,815
4.75%, 01/23/29	597	578,830
3.50%, 06/01/30	297	264,243
4.38%, 04/15/38	171	148,245
8.20%, 01/15/39	197	240,820
5.45%, 01/23/39(b)	171	165,216
4.35%, 06/01/40	171	145,401
4.95%, 01/15/42	87	79,026
4.60%, 04/15/48	263	222,289
4.44%, 10/06/48(b)	209	172,094
5.55%, 01/23/49	400	383,117
4.50%, 06/01/50	150	125,359
5.80%, 01/23/59(b)	171	167,280
Brown-Forman Corp.(b)
4.75%, 04/15/33	40	38,019
4.00%, 04/15/38	87	72,074
Coca-Cola Co.
2.90%, 05/25/27	87	80,745
1.50%, 03/05/28(b)	171	148,006
2.13%, 09/06/29(b)	171	145,803
3.45%, 03/25/30(b)	87	78,747
2.00%, 03/05/31	158	127,175
2.25%, 01/05/32(b)	291	235,993
2.50%, 06/01/40	171	116,375
2.88%, 05/05/41	87	61,878
2.60%, 06/01/50(b)	171	104,553
3.00%, 03/05/51(b)	140	93,961
2.50%, 03/15/51(b)	257	152,926
2.75%, 06/01/60(b)	75	45,077
Coca-Cola Femsa SAB de CV(b)
2.75%, 01/22/30	150	126,745
1.85%, 09/01/32	218	160,823
Constellation Brands, Inc.
4.75%, 12/01/25(b)	171	167,423
3.70%, 12/06/26(b)	130	122,730
3.50%, 05/09/27	171	158,714
3.15%, 08/01/29(b)	171	149,818
2.25%, 08/01/31(b)	326	253,952
4.90%, 05/01/33	60	55,687
4.10%, 02/15/48	87	64,889

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Constellation Brands, Inc. (continued)
3.75%, 05/01/50	$87	$61,871
Diageo Capital PLC
5.20%, 10/24/25	200	199,041
5.50%, 01/24/33	200	200,459
3.88%, 04/29/43(b)	194	150,017
Diageo Investment Corp., 4.25%, 05/11/42(b)	87	71,452
Keurig Dr. Pepper, Inc.
4.42%, 05/25/25	60	58,680
3.95%, 04/15/29(b)	65	60,039
3.20%, 05/01/30(b)	87	75,027
2.25%, 03/15/31	87	68,456
4.05%, 04/15/32(b)	71	62,765
4.50%, 11/15/45(b)	100	80,598
4.42%, 12/15/46	87	67,848
3.80%, 05/01/50	87	61,808
3.35%, 03/15/51	87	56,160
4.50%, 04/15/52(b)	72	56,826
Molson Coors Beverage Co.
3.00%, 07/15/26(b)	200	185,872
5.00%, 05/01/42	100	86,254
4.20%, 07/15/46(b)	187	140,634
PepsiCo, Inc.
2.25%, 03/19/25(b)	410	391,677
2.75%, 04/30/25	171	164,069
3.50%, 07/17/25(b)	87	84,288
4.55%, 02/13/26(b)	60	59,360
2.85%, 02/24/26(b)	87	82,347
2.38%, 10/06/26(b)	171	158,804
3.00%, 10/15/27(b)	87	80,777
3.60%, 02/18/28(b)	50	47,311
4.45%, 05/15/28(b)	60	58,905
2.63%, 07/29/29	171	150,067
2.75%, 03/19/30(b)	341	295,372
1.63%, 05/01/30	104	83,548
1.40%, 02/25/31(b)	206	158,245
1.95%, 10/21/31	169	133,128
3.90%, 07/18/32(b)	70	63,785
4.45%, 02/15/33(b)	60	57,492
2.63%, 10/21/41	87	59,180
3.45%, 10/06/46	89	65,610
3.38%, 07/29/49(b)	75	53,612
2.88%, 10/15/49	87	56,863
3.63%, 03/19/50(b)	121	90,854
2.75%, 10/21/51(b)	257	160,700
4.20%, 07/18/52	25	20,655
4.65%, 02/15/53	60	53,272

		11,937,592

Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/25(b)	335	332,493
3.13%, 05/01/25(b)	130	124,886
2.60%, 08/19/26(b)	124	114,446
5.15%, 03/02/28	330	324,554
4.05%, 08/18/29(b)	330	306,309
5.25%, 03/02/30	345	337,060
2.00%, 01/15/32(b)	240	182,133
3.35%, 02/22/32	73	61,661
4.20%, 03/01/33(b)	330	293,394
5.25%, 03/02/33	365	348,925
3.15%, 02/21/40	171	120,679

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc. (continued)
2.80%, 08/15/41	$189	$122,602
4.95%, 10/01/41(b)	341	296,348
5.15%, 11/15/41(b)	87	76,796
5.60%, 03/02/43(b)	330	306,795
4.56%, 06/15/48	87	69,986
3.38%, 02/21/50(b)	171	111,940
4.66%, 06/15/51(b)	300	242,713
3.00%, 01/15/52(b)	240	144,984
4.20%, 02/22/52	60	44,937
4.88%, 03/01/53(b)	55	45,743
5.65%, 03/02/53	295	276,097
2.77%, 09/01/53(b)	71	39,566
4.40%, 02/22/62	275	203,734
5.75%, 03/02/63	210	193,721
Baxalta, Inc.
4.00%, 06/23/25(b)	240	232,745
5.25%, 06/23/45	78	69,473
Biogen, Inc.
4.05%, 09/15/25(b)	103	99,468
2.25%, 05/01/30	138	110,224
3.15%, 05/01/50	193	117,884
3.25%, 02/15/51(b)	104	64,574
Bio-Rad Laboratories, Inc.(b)
3.30%, 03/15/27	60	55,298
3.70%, 03/15/32	67	56,399
Gilead Sciences, Inc.
3.50%, 02/01/25	200	194,230
3.65%, 03/01/26	227	217,305
2.95%, 03/01/27(b)	87	80,279
1.20%, 10/01/27	62	52,731
1.65%, 10/01/30(b)	183	142,888
5.25%, 10/15/33	50	48,770
4.60%, 09/01/35	231	211,387
2.60%, 10/01/40	100	66,007
5.65%, 12/01/41	181	175,735
4.80%, 04/01/44(b)	189	164,797
4.75%, 03/01/46	257	220,067
4.15%, 03/01/47(b)	197	155,636
5.55%, 10/15/53	45	43,265
Illumina, Inc.
5.80%, 12/12/25	100	99,354
5.75%, 12/13/27	100	98,325
2.55%, 03/23/31	55	42,710
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	107,723
2.80%, 09/15/50	144	83,113
Royalty Pharma PLC
1.20%, 09/02/25	171	155,397
1.75%, 09/02/27(b)	257	219,281
2.15%, 09/02/31	59	44,151
3.30%, 09/02/40	171	111,966
3.35%, 09/02/51	87	50,343

		8,314,027

Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
3.60%, 11/28/24(b)	518	504,045
3.40%, 12/06/27	200	183,612
4.50%, 11/28/34(b)	250	215,788
4.20%, 12/06/47	249	173,421
3.15%, 02/09/51(b)	284	160,329

6

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Broadline Retail (continued)
Amazon.com, Inc.
4.70%, 11/29/24	$400	$396,282
1.00%, 05/12/26	291	261,634
3.30%, 04/13/27	250	235,225
1.20%, 06/03/27	341	296,176
1.65%, 05/12/28(b)	291	250,431
3.45%, 04/13/29	238	219,766
4.65%, 12/01/29	400	390,158
1.50%, 06/03/30(b)	211	167,043
2.10%, 05/12/31	341	273,370
3.60%, 04/13/32(b)	354	313,908
4.70%, 12/01/32(b)	400	381,908
4.80%, 12/05/34(b)	104	100,071
3.88%, 08/22/37	171	145,972
2.88%, 05/12/41(b)	240	169,581
4.95%, 12/05/44(b)	87	81,088
4.05%, 08/22/47	400	321,436
2.50%, 06/03/50(b)	171	100,182
3.95%, 04/13/52(b)	354	273,623
4.25%, 08/22/57(b)	341	272,978
2.70%, 06/03/60(b)	171	96,757
3.25%, 05/12/61(b)	121	77,572
4.10%, 04/13/62(b)	121	92,112
O’Reilly Automotive, Inc.
4.35%, 06/01/28(b)	171	163,311
3.90%, 06/01/29	171	157,441
1.75%, 03/15/31	78	59,458
4.70%, 06/15/32(b)	100	91,640
TJX Cos., Inc.
2.25%, 09/15/26	257	236,052
4.50%, 04/15/50(b)	87	72,858
Tractor Supply Co., 1.75%, 11/01/30(b)	69	52,421

		6,987,649

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25	68	64,620
2.49%, 02/15/27(b)	77	69,344
2.72%, 02/15/30	200	166,675
3.38%, 04/05/40	171	122,307
3.58%, 04/05/50(b)	200	134,967
Eagle Materials, Inc., 2.50%, 07/01/31	67	52,371
Fortune Brands Innovations, Inc.(b)
4.00%, 06/15/25	171	164,888
3.25%, 09/15/29	87	75,419
4.50%, 03/25/52	87	64,085
Johnson Controls International PLC
5.13%, 09/14/45	15	13,019
4.50%, 02/15/47	87	69,479
4.95%, 07/02/64(e)	64	51,202
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(b)	70	54,463
2.00%, 09/16/31(b)	121	92,631
4.90%, 12/01/32	65	62,114
Martin Marietta Materials, Inc.
3.45%, 06/01/27(b)	87	80,752
2.40%, 07/15/31	58	45,350
4.25%, 12/15/47(b)	87	65,934
3.20%, 07/15/51	75	46,860
Series CB, 2.50%, 03/15/30	171	140,102

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
1.50%, 02/15/28	$65	$54,502
2.00%, 02/15/31(b)	87	66,671
3.13%, 02/15/51(b)	73	42,393
Mohawk Industries, Inc., 3.63%, 05/15/30(b)	75	65,435
Owens Corning
4.20%, 12/01/24	87	85,124
3.88%, 06/01/30(b)	75	66,252
4.40%, 01/30/48(b)	171	130,339
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48(b)	87	67,149
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24	87	84,874
4.65%, 11/01/44(b)	30	24,343
4.50%, 03/21/49(b)	87	69,563
Vulcan Materials Co.
3.90%, 04/01/27	171	161,029
4.50%, 06/15/47(b)	87	69,771

		2,624,027

Building Products — 0.3%
Allegion PLC, 3.50%, 10/01/29(b)	87	76,248
Carlisle Cos., Inc.(b)
2.75%, 03/01/30	189	156,357
2.20%, 03/01/32	75	56,813
Fortune Brands Innovations, Inc., 5.88%, 06/01/33	38	36,597
Home Depot, Inc.
2.70%, 04/15/25(b)	86	82,597
3.35%, 09/15/25	257	247,207
4.00%, 09/15/25	65	63,430
2.13%, 09/15/26	87	79,818
2.50%, 04/15/27(b)	140	127,718
2.88%, 04/15/27(b)	79	73,138
2.80%, 09/14/27(b)	87	79,689
0.90%, 03/15/28(b)	117	97,647
1.50%, 09/15/28(b)	87	73,095
3.90%, 12/06/28(b)	78	73,638
2.95%, 06/15/29(b)	102	90,850
2.70%, 04/15/30(b)	75	64,048
1.38%, 03/15/31(b)	275	207,993
1.88%, 09/15/31	87	67,539
3.25%, 04/15/32(b)	266	228,216
4.50%, 09/15/32(b)	200	188,694
5.88%, 12/16/36	74	76,252
3.30%, 04/15/40	189	140,845
5.40%, 09/15/40(b)	87	83,278
5.95%, 04/01/41	87	88,996
4.20%, 04/01/43(b)	130	106,473
4.40%, 03/15/45	214	176,777
4.25%, 04/01/46(b)	171	137,228
3.90%, 06/15/47	171	130,553
4.50%, 12/06/48(b)	171	143,135
3.13%, 12/15/49(b)	104	67,778
2.38%, 03/15/51	155	84,806
2.75%, 09/15/51(b)	87	51,673
3.63%, 04/15/52	177	126,683
4.95%, 09/15/52(b)	80	71,551
Lowe’s Cos., Inc.
4.00%, 04/15/25(b)	171	166,625
4.40%, 09/08/25(b)	60	58,656
3.38%, 09/15/25	87	83,168

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Lowe’s Cos., Inc. (continued)
4.80%, 04/01/26(b)	$60	$58,872
2.50%, 04/15/26(b)	164	152,374
3.35%, 04/01/27(b)	75	69,825
3.10%, 05/03/27	300	276,275
1.30%, 04/15/28	146	121,670
1.70%, 09/15/28(b)	97	80,987
3.65%, 04/05/29	87	78,953
4.50%, 04/15/30(b)	171	159,562
1.70%, 10/15/30(b)	79	60,578
2.63%, 04/01/31(b)	171	138,321
3.75%, 04/01/32(b)	103	89,188
5.00%, 04/15/33(b)	100	94,119
5.15%, 07/01/33(b)	75	71,147
5.00%, 04/15/40(b)	171	150,022
2.80%, 09/15/41(b)	72	46,506
4.38%, 09/15/45(b)	171	131,714
3.70%, 04/15/46(b)	227	157,373
3.00%, 10/15/50(b)	211	124,607
3.50%, 04/01/51(b)	171	110,648
4.25%, 04/01/52	67	49,425
5.63%, 04/15/53	20	18,178
4.45%, 04/01/62(b)	75	54,760
5.80%, 09/15/62	120	109,448
5.85%, 04/01/63	110	101,209

		6,471,570

Capital Markets — 0.9%
Ameriprise Financial, Inc.
3.70%, 10/15/24(b)	171	167,424
2.88%, 09/15/26(b)	87	81,056
5.15%, 05/15/33	50	47,227
Ares Capital Corp.(b)
3.25%, 07/15/25	151	141,444
3.88%, 01/15/26	171	160,007
2.88%, 06/15/28	178	148,878
3.20%, 11/15/31	87	66,568
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26(b)	70	60,368
Bank of New York Mellon Corp.
2.10%, 10/24/24	87	83,592
1.60%, 04/24/25	341	319,585
2.80%, 05/04/26(b)	70	65,397
1.05%, 10/15/26(b)	171	149,520
2.05%, 01/26/27(b)	71	63,446
3.25%, 05/16/27(b)	130	120,232
1.65%, 07/14/28	75	63,195
3.85%, 04/26/29	118	109,463
3.30%, 08/23/29	171	149,407
1.80%, 07/28/31(b)	51	38,700
2.50%, 01/26/32(b)	87	68,351
(1-day SOFR + 1.03%), 4.95%, 04/26/27(c)	100	97,609
(1-day SOFR + 1.15%), 3.99%, 06/13/28(b)(c)	100	94,275
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	100	95,298
(1-day SOFR + 1.35%), 4.41%, 07/24/26(c)	175	170,041
(1-day SOFR + 1.42%), 4.29%, 06/13/33(b)(c)	100	88,427
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	100	90,282
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	115	108,245
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b)(c)	80	79,845

Security	Par (000)	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (continued)
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)(c)	$180	$176,939
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(c)	91	84,806
Series G, 3.00%, 02/24/25(b)	78	75,026
Series J, 0.85%, 10/25/24(b)	171	162,217
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	100	92,209
Blackstone Private Credit Fund
2.70%, 01/15/25	70	66,300
4.70%, 03/24/25(b)	87	84,400
7.05%, 09/29/25(b)	100	100,153
2.63%, 12/15/26	75	64,556
3.25%, 03/15/27(b)	206	178,939
Blackstone Secured Lending Fund, 2.85%, 09/30/28(b)	210	171,866
Blue Owl Capital Corp.
4.00%, 03/30/25(b)	59	56,099
3.75%, 07/22/25	67	62,775
3.40%, 07/15/26	171	153,312
2.63%, 01/15/27(b)	75	64,414
Blue Owl Capital Corp. III, 3.13%, 04/13/27	70	59,775
Blue Owl Credit Income Corp., 4.70%, 02/08/27(b)	40	36,399
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32(b)	86	64,551
Brookfield Finance, Inc.
4.25%, 06/02/26	171	163,976
3.90%, 01/25/28(b)	181	166,711
4.35%, 04/15/30(b)	87	78,594
2.72%, 04/15/31	107	84,971
4.70%, 09/20/47(b)	87	67,761
3.50%, 03/30/51(b)	79	49,136
3.63%, 02/15/52	61	37,873
Charles Schwab Corp.
3.00%, 03/10/25	80	76,643
3.63%, 04/01/25(b)	171	165,409
3.85%, 05/21/25(b)	171	165,226
0.90%, 03/11/26(b)	289	256,180
1.15%, 05/13/26(b)	141	124,889
5.88%, 08/24/26(b)	40	39,868
2.45%, 03/03/27(b)	82	73,041
3.20%, 01/25/28	171	153,573
2.00%, 03/20/28(b)	140	118,139
3.25%, 05/22/29(b)	70	60,634
1.65%, 03/11/31(b)	87	64,381
2.30%, 05/13/31(b)	171	132,257
2.90%, 03/03/32(b)	140	110,581
(1-day SOFR + 2.50%), 5.85%, 05/19/34(c)	300	285,268
CI Financial Corp.(b)
3.20%, 12/17/30	104	78,884
4.10%, 06/15/51	86	49,777
European Investment Bank, 3.88%, 03/15/28(b)	1,000	965,457
Franklin Resources, Inc., 2.95%, 08/12/51(b)	75	42,623
FS KKR Capital Corp.
1.65%, 10/12/24	87	82,661
4.13%, 02/01/25(b)	74	71,093
2.63%, 01/15/27(b)	71	60,800
3.25%, 07/15/27(b)	87	74,911
3.13%, 10/12/28(b)	87	70,795

8

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	$63	$48,894
Golub Capital BDC, Inc., 2.50%, 08/24/26(b)	70	61,348
Invesco Finance PLC, 5.38%, 11/30/43(b)	87	76,763
Jefferies Financial Group, Inc.
4.85%, 01/15/27(b)	171	164,105
5.88%, 07/21/28(b)	70	68,504
4.15%, 01/23/30(b)	171	151,047
2.63%, 10/15/31	71	53,954
2.75%, 10/15/32(b)	141	105,243
Kreditanstalt fuer Wiederaufbau
2.50%, 11/20/24	341	329,531
1.25%, 01/31/25	500	473,218
2.00%, 05/02/25(b)	341	323,906
0.63%, 01/22/26(b)	741	670,136
3.63%, 04/01/26(b)	500	483,947
3.00%, 05/20/27(b)	700	658,275
3.75%, 02/15/28	400	383,747
3.88%, 06/15/28	700	674,175
1.75%, 09/14/29(b)	257	218,139
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	171	163,553
2.38%, 06/10/25	341	324,769
0.88%, 09/03/30	341	262,681
Series 40, 0.50%, 05/27/25	341	315,041
Lazard Group LLC, 4.50%, 09/19/28(b)	100	92,971
Legg Mason, Inc., 5.63%, 01/15/44(b)	109	100,189
Main Street Capital Corp., 3.00%, 07/14/26(b)	70	61,852
Nasdaq, Inc.
5.35%, 06/28/28	80	78,538
5.55%, 02/15/34	100	95,445
6.10%, 06/28/63(b)	200	185,997
Nomura Holdings, Inc.
1.65%, 07/14/26	200	176,729
2.33%, 01/22/27	222	195,346
2.17%, 07/14/28	400	331,884
2.71%, 01/22/29	222	185,688
5.61%, 07/06/29(b)	200	193,742
2.61%, 07/14/31	200	152,957
Northern Trust Corp.
4.00%, 05/10/27(b)	102	96,485
3.65%, 08/03/28(b)	87	80,574
3.15%, 05/03/29	87	77,260
6.13%, 11/02/32(b)	130	128,362
Oaktree Specialty Lending Corp., 7.10%, 02/15/29(b)	100	96,531
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	171	162,072
2.88%, 05/23/25	500	479,934
4.25%, 03/01/28	500	488,778
Prospect Capital Corp.(b)
3.36%, 11/15/26	82	71,016
3.44%, 10/15/28	75	58,906
Raymond James Financial, Inc., 4.95%, 07/15/46(b)	87	72,014
S&P Global, Inc., 3.70%, 03/01/52(b)	76	54,893
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24(b)	87	84,463
State Street Corp. 3.30%, 12/16/24	72	69,797

Security	Par (000)	Value

Capital Markets (continued)
State Street Corp. (continued)
2.65%, 05/19/26(b)	$171	$159,606
5.27%, 08/03/26(b)	100	99,061
2.40%, 01/24/30(b)	75	62,085
(1-day SOFR + 0.41%), 1.75%, 02/06/26(b)(c)	55	51,901
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)(c)	155	137,314
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)(c)	61	54,362
(1-day SOFR + 0.94%), 2.35%, 11/01/25(b)(c)	249	238,661
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	67	52,584
(1-day SOFR + 1.13%), 5.10%, 05/18/26(b)(c)	60	59,242
(1-day SOFR + 1.35%), 5.75%, 11/04/26(c)	45	44,842
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)(c)	70	59,291
(1-day SOFR + 1.57%), 4.82%, 01/26/34(b)(c)	80	72,943
(1-day SOFR + 1.72%), 5.82%, 11/04/28(c)	60	60,080
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)(c)	25	21,825
(1-day SOFR + 1.89%), 5.16%, 05/18/34(b)(c)	60	55,801
(1-day SOFR + 2.60%), 2.90%, 03/30/26(b)(c)	171	163,121
(1-day SOFR + 2.65%), 3.15%, 03/30/31(c)	171	145,042
Stifel Financial Corp., 4.00%, 05/15/30	100	84,525
UBS Group AG, 4.88%, 05/15/45	268	219,982
Voya Financial, Inc., 3.65%, 06/15/26(b)	62	58,400

		20,438,797

Chemicals — 0.4%
Air Products and Chemicals, Inc.
1.50%, 10/15/25(b)	102	94,338
1.85%, 05/15/27	73	64,821
2.05%, 05/15/30(b)	75	61,672
4.80%, 03/03/33(b)	70	67,155
2.70%, 05/15/40	87	59,628
2.80%, 05/15/50(b)	111	69,892
Cabot Corp., 5.00%, 06/30/32	100	91,412
Celanese U.S. Holdings LLC
6.05%, 03/15/25(b)	71	70,745
1.40%, 08/05/26	70	60,953
6.17%, 07/15/27	100	98,607
6.35%, 11/15/28(b)	90	88,869
6.33%, 07/15/29(b)	165	161,735
6.55%, 11/15/30	100	97,863
6.38%, 07/15/32(b)	70	67,447
6.70%, 11/15/33	55	53,538
CF Industries, Inc.
5.15%, 03/15/34	87	79,968
4.95%, 06/01/43	87	70,551
5.38%, 03/15/44	87	74,359
Dow Chemical Co.
4.80%, 11/30/28(b)	75	72,751
6.30%, 03/15/33(b)	50	51,573
9.40%, 05/15/39	69	87,300
5.25%, 11/15/41	74	65,331
4.38%, 11/15/42	87	67,722
5.55%, 11/30/48	171	152,964
3.60%, 11/15/50(b)	87	58,352
6.90%, 05/15/53	150	157,546
DuPont de Nemours, Inc.
4.73%, 11/15/28(b)	257	248,432
5.32%, 11/15/38	130	121,602
5.42%, 11/15/48	257	235,522
Eastman Chemical Co.
3.80%, 03/15/25	181	175,497
4.50%, 12/01/28	71	66,782

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co. (continued)
5.75%, 03/08/33(b)	$40	$38,220
4.80%, 09/01/42(b)	87	70,002
4.65%, 10/15/44	71	54,570
Ecolab, Inc.(b)
5.25%, 01/15/28	75	74,864
4.80%, 03/24/30	87	84,605
1.30%, 01/30/31	140	105,869
2.13%, 02/01/32	171	134,103
2.13%, 08/15/50	140	72,997
2.70%, 12/15/51	124	72,447
EIDP, Inc.(b)
1.70%, 07/15/25	140	130,370
2.30%, 07/15/30	140	113,640
Emerson Electric Co.(b)
2.00%, 12/21/28	87	74,278
2.20%, 12/21/31	75	59,694
2.75%, 10/15/50	171	101,288
2.80%, 12/21/51	58	35,165
FMC Corp.
5.15%, 05/18/26(b)	40	38,861
3.20%, 10/01/26	55	50,281
3.45%, 10/01/29	60	50,525
5.65%, 05/18/33(b)	40	36,181
4.50%, 10/01/49(b)	58	39,951
6.38%, 05/18/53	40	35,383
Huntsman International LLC, 2.95%, 06/15/31(b)	65	50,418
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	87	79,896
4.38%, 06/01/47	87	58,426
5.00%, 09/26/48(b)	87	64,833
Linde, Inc.
2.65%, 02/05/25	58	55,743
4.70%, 12/05/25(b)	100	98,821
3.20%, 01/30/26(b)	87	83,276
1.10%, 08/10/30(b)	155	119,048
2.00%, 08/10/50(b)	122	61,847
LYB International Finance BV
5.25%, 07/15/43	75	63,601
4.88%, 03/15/44(b)	62	49,771
LYB International Finance III LLC
1.25%, 10/01/25(b)	74	67,428
2.25%, 10/01/30(b)	117	92,962
5.63%, 05/15/33(b)	40	38,508
3.38%, 10/01/40	94	63,922
4.20%, 10/15/49	144	101,592
4.20%, 05/01/50(b)	87	61,240
3.63%, 04/01/51(b)	127	80,899
3.80%, 10/01/60(b)	70	42,861
Mosaic Co.(b)
4.05%, 11/15/27	171	160,512
5.45%, 11/15/33	214	201,077
Nutrien Ltd.
3.00%, 04/01/25(b)	87	83,144
5.95%, 11/07/25(b)	100	100,108
4.00%, 12/15/26(b)	87	82,457
4.90%, 03/27/28(b)	30	28,975
2.95%, 05/13/30(b)	171	142,736
4.90%, 06/01/43	87	71,465

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd. (continued)
5.00%, 04/01/49(b)	$130	$106,831
3.95%, 05/13/50(b)	87	61,698
5.80%, 03/27/53	25	22,964
PPG Industries, Inc.
1.20%, 03/15/26	74	66,414
2.80%, 08/15/29(b)	171	147,738
Rohm and Haas Co., 7.85%, 07/15/29	125	135,681
RPM International, Inc.(b)
2.95%, 01/15/32	86	66,900
5.25%, 06/01/45	87	72,027
Sherwin-Williams Co.
4.25%, 08/08/25(b)	35	34,035
3.95%, 01/15/26(b)	87	83,797
3.45%, 06/01/27(b)	87	81,002
2.95%, 08/15/29	108	93,316
2.20%, 03/15/32(b)	189	144,743
4.50%, 06/01/47(b)	171	136,744
3.80%, 08/15/49	153	107,800
Westlake Corp.
3.60%, 08/15/26(b)	87	82,184
3.38%, 06/15/30	75	63,651
5.00%, 08/15/46(b)	130	103,907
3.13%, 08/15/51	110	63,372

		8,348,591

Commercial Services & Supplies — 0.0%
GATX Corp.
3.25%, 09/15/26(b)	130	120,546
3.85%, 03/30/27(b)	87	80,699
4.70%, 04/01/29	171	159,548
4.90%, 03/15/33	145	131,547
5.45%, 09/15/33	100	93,845
Veralto Corp.
5.50%, 09/18/26(b)	75	74,657
5.35%, 09/18/28	75	74,152
5.45%, 09/18/33	75	72,564
Waste Management, Inc., 4.88%, 02/15/29	75	73,335

		880,893

Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 02/28/26(b)	257	244,090
2.50%, 09/20/26	171	158,746
5.90%, 02/15/39(b)	341	351,665
Juniper Networks, Inc.
3.75%, 08/15/29(b)	87	77,558
5.95%, 03/15/41	87	78,288
Motorola Solutions, Inc.
4.60%, 02/23/28	87	83,196
4.60%, 05/23/29(b)	166	157,140
2.30%, 11/15/30(b)	146	113,376
2.75%, 05/24/31	102	80,565

		1,344,624

Construction & Engineering — 0.0%
Asian Development Bank, 4.00%, 01/12/33(b)	400	377,302
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	75	71,065

		448,367

10

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials — 0.0%
LKQ Corp., 5.75%, 06/15/28(f)	$100	$97,692

Consumer Discretionary — 0.0%
California Endowment, Series 2021, 2.50%, 04/01/51	84	48,708
Cintas Corp. No. 2
3.45%, 05/01/25(b)	86	83,072
3.70%, 04/01/27	87	82,471
4.00%, 05/01/32(b)	61	55,014
Quanta Services, Inc.
2.90%, 10/01/30	90	73,408
2.35%, 01/15/32(b)	80	60,031
3.05%, 10/01/41	69	43,471

		446,175

Consumer Finance — 0.5%
American Express Co.
3.00%, 10/30/24(b)	171	165,786
3.63%, 12/05/24(b)	75	72,992
2.25%, 03/04/25(b)	71	67,470
3.95%, 08/01/25(b)	100	96,737
4.90%, 02/13/26	200	196,216
3.13%, 05/20/26(b)	150	141,286
1.65%, 11/04/26	171	151,344
2.55%, 03/04/27(b)	392	353,435
3.30%, 05/03/27(b)	87	80,168
5.85%, 11/05/27(b)	140	141,010
4.05%, 05/03/29(b)	86	80,041
4.05%, 12/03/42(b)	167	132,843
(1-day SOFR + 0.97%), 5.39%, 07/28/27(b)(c)	25	24,650
(1-day SOFR + 1.00%), 4.99%, 05/01/26(c)	80	78,597
(1-day SOFR + 1.28%), 5.28%, 07/27/29(c)	100	97,493
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	100	89,224
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	120	110,634
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(b)	83	71,046
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	86,391
1.25%, 09/01/30(b)	341	263,210
Block Financial LLC, 2.50%, 07/15/28	89	75,469
Capital One Financial Corp.
3.30%, 10/30/24	171	165,549
3.20%, 02/05/25	87	83,347
4.25%, 04/30/25(b)	341	330,261
4.20%, 10/29/25(b)	61	58,166
3.75%, 07/28/26	80	74,174
3.75%, 03/09/27(b)	87	79,631
3.65%, 05/11/27(b)	341	311,741
3.80%, 01/31/28	171	154,227
(1-day SOFR + 0.86%), 1.88%, 11/02/27(c)	171	148,812
(1-day SOFR + 1.27%), 2.62%, 11/02/32(c)	87	63,752
(1-day SOFR + 1.29%), 2.64%, 03/03/26(c)	78	73,614
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)(c)	171	117,179
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	118	98,707
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	130	123,378
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	100	95,190
(1-day SOFR + 2.16%), 4.99%, 07/24/26(c)	50	48,513
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	50	46,351
(1-day SOFR + 2.60%), 5.82%, 02/01/34(b)(c)	90	81,108
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	40	39,092

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	$330	$311,426
Discover Financial Services
3.95%, 11/06/24	62	60,294
3.75%, 03/04/25(b)	75	72,016
4.10%, 02/09/27	100	91,371
6.70%, 11/29/32(b)	150	144,995
Equifax, Inc.
2.60%, 12/01/24(b)	171	164,288
5.10%, 12/15/27(b)	70	67,975
2.35%, 09/15/31	171	129,929
Global Payments, Inc.
4.80%, 04/01/26	87	84,356
2.15%, 01/15/27	86	75,820
3.20%, 08/15/29(b)	87	73,986
5.30%, 08/15/29	35	33,378
2.90%, 05/15/30	200	163,965
2.90%, 11/15/31	69	54,128
5.40%, 08/15/32	200	187,470
4.15%, 08/15/49(b)	62	42,576
5.95%, 08/15/52(b)	25	22,414
Mastercard, Inc.
2.00%, 03/03/25(b)	206	196,323
2.95%, 11/21/26	200	187,282
3.30%, 03/26/27(b)	82	77,020
4.88%, 03/09/28(b)	45	44,662
2.95%, 06/01/29(b)	257	228,758
3.35%, 03/26/30	144	128,737
1.90%, 03/15/31(b)	90	71,490
4.85%, 03/09/33	50	48,294
3.65%, 06/01/49	87	64,620
3.85%, 03/26/50(b)	181	139,394
2.95%, 03/15/51(b)	96	62,215
Moody’s Corp.
3.75%, 02/25/52	74	52,358
3.10%, 11/29/61	81	47,046
Series R186, 3.25%, 01/15/28(b)	130	119,194
Series R186, 2.00%, 08/19/31(b)	73	56,642
Series R186, 2.75%, 08/19/41(b)	63	40,961
Series R186, 3.25%, 05/20/50(b)	71	45,504
PayPal Holdings, Inc.
2.40%, 10/01/24	200	193,645
1.65%, 06/01/25	78	72,989
2.65%, 10/01/26	171	157,710
2.85%, 10/01/29(b)	229	198,516
2.30%, 06/01/30	81	66,196
4.40%, 06/01/32(b)	90	83,201
3.25%, 06/01/50(b)	102	66,823
5.05%, 06/01/52(b)	90	81,355
5.25%, 06/01/62(b)	90	79,837
S&P Global, Inc.
2.45%, 03/01/27(b)	60	54,652
4.75%, 08/01/28(b)	171	166,779
2.70%, 03/01/29	70	61,203
4.25%, 05/01/29	171	161,427
2.50%, 12/01/29(b)	81	68,816
1.25%, 08/15/30(b)	75	57,248
2.90%, 03/01/32	95	78,187
3.25%, 12/01/49	80	52,880

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
S&P Global, Inc. (continued)
2.30%, 08/15/60	$87	$42,880
3.90%, 03/01/62	30	21,669
Synchrony Financial
4.88%, 06/13/25	235	225,320
4.50%, 07/23/25(b)	67	63,801
3.95%, 12/01/27(b)	171	150,306
5.15%, 03/19/29(b)	87	77,921
Visa, Inc.
3.15%, 12/14/25	501	478,181
1.90%, 04/15/27(b)	341	305,876
2.75%, 09/15/27	197	180,472
2.05%, 04/15/30	171	141,189
1.10%, 02/15/31(b)	240	181,129
4.15%, 12/14/35	87	78,639
2.70%, 04/15/40	171	120,417
4.30%, 12/14/45(b)	269	227,631
3.65%, 09/15/47(b)	69	52,334
2.00%, 08/15/50(b)	189	103,133
Western Union Co.(b)
1.35%, 03/15/26	155	138,265
6.20%, 11/17/36	92	89,654

		12,540,002

Consumer Staples Distribution & Retail — 0.4%
Campbell Soup Co.
3.30%, 03/19/25(b)	87	83,740
4.80%, 03/15/48	130	105,213
Conagra Brands, Inc.
4.60%, 11/01/25	171	166,405
1.38%, 11/01/27(b)	77	64,423
5.30%, 11/01/38(b)	171	150,383
5.40%, 11/01/48(b)	87	73,789
Costco Wholesale Corp.
3.00%, 05/18/27(b)	257	239,315
1.60%, 04/20/30	257	206,364
1.75%, 04/20/32	87	66,598
Dollar General Corp.
4.63%, 11/01/27	70	66,971
5.20%, 07/05/28(b)	35	33,952
5.00%, 11/01/32(b)	75	68,040
5.45%, 07/05/33(b)	40	36,942
4.13%, 04/03/50	100	67,965
Dollar Tree, Inc.
4.20%, 05/15/28	171	159,019
2.65%, 12/01/31	87	67,421
3.38%, 12/01/51	71	41,966
General Mills, Inc.
3.20%, 02/10/27(b)	87	80,768
4.20%, 04/17/28	171	161,210
2.88%, 04/15/30(b)	171	144,516
2.25%, 10/14/31	121	94,419
3.00%, 02/01/51	180	111,440
Ingredion, Inc., 3.90%, 06/01/50(b)	87	57,969
Kellogg Co.
3.25%, 04/01/26(b)	65	61,513
4.30%, 05/15/28(b)	171	161,375
2.10%, 06/01/30	141	112,365
5.25%, 03/01/33(b)	30	28,666
4.50%, 04/01/46(b)	62	50,152

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	$73	$68,226
Kraft Heinz Foods Co.
3.00%, 06/01/26	206	193,109
3.88%, 05/15/27	148	139,427
4.63%, 01/30/29(b)	87	83,375
3.75%, 04/01/30(b)	79	70,511
4.25%, 03/01/31(b)	87	79,252
6.75%, 03/15/32(b)	70	73,924
5.00%, 07/15/35	79	73,236
6.88%, 01/26/39	87	91,257
6.50%, 02/09/40	79	80,177
5.00%, 06/04/42	163	141,169
5.20%, 07/15/45	197	172,121
4.38%, 06/01/46(b)	100	77,924
4.88%, 10/01/49	163	136,062
5.50%, 06/01/50	87	79,310
Kroger Co.
3.50%, 02/01/26(b)	87	82,814
2.65%, 10/15/26(b)	171	156,864
3.70%, 08/01/27(b)	87	81,406
4.50%, 01/15/29	171	162,437
1.70%, 01/15/31(b)	182	137,137
5.15%, 08/01/43	66	55,907
3.88%, 10/15/46(b)	87	61,051
4.65%, 01/15/48(b)	87	69,742
5.40%, 01/15/49	87	77,688
3.95%, 01/15/50	75	54,057
McCormick & Co., Inc.(b)
0.90%, 02/15/26	67	60,046
1.85%, 02/15/31	71	54,064
Sysco Corp.
3.75%, 10/01/25	74	71,112
3.30%, 07/15/26	110	103,263
3.25%, 07/15/27(b)	171	157,161
5.95%, 04/01/30(b)	171	172,416
2.45%, 12/14/31(b)	87	68,141
4.85%, 10/01/45(b)	53	42,999
4.50%, 04/01/46	87	67,739
4.45%, 03/15/48(b)	87	67,513
6.60%, 04/01/50(b)	114	117,688
Target Corp.
2.25%, 04/15/25	243	231,556
2.50%, 04/15/26	87	81,797
1.95%, 01/15/27(b)	74	66,832
3.38%, 04/15/29(b)	171	156,856
2.35%, 02/15/30(b)	169	141,239
2.65%, 09/15/30(b)	199	168,125
4.50%, 09/15/32(b)	100	93,010
4.40%, 01/15/33(b)	150	138,305
7.00%, 01/15/38	174	194,832
3.90%, 11/15/47(b)	87	66,469
4.80%, 01/15/53(b)	150	128,309
Walgreens Boots Alliance, Inc.
Series M, 3.45%, 06/01/26(b)	81	75,039
Series M, 3.20%, 04/15/30(b)	41	33,352
Series M, 4.10%, 04/15/50	171	106,350
Walmart, Inc.
Series M, 3.90%, 09/09/25	600	584,876
Series M, 4.00%, 04/15/26(b)	30	29,209
Series M, 1.05%, 09/17/26(b)	84	74,897

12

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
Series M, 3.95%, 09/09/27(b)	$100	$96,495
Series M, 3.90%, 04/15/28(b)	45	42,960
Series M, 2.38%, 09/24/29(b)	33	28,729
Series M, 4.00%, 04/15/30	160	150,271
Series M, 1.80%, 09/22/31(b)	166	130,645
Series M, 4.15%, 09/09/32	100	93,109
Series M, 4.10%, 04/15/33(b)	80	73,169
Series M, 6.50%, 08/15/37(b)	200	221,427
Series M, 5.63%, 04/01/40	341	344,517
Series M, 4.05%, 06/29/48	82	67,215
Series M, 4.50%, 09/09/52	400	343,601
Series M, 4.50%, 04/15/53	80	68,859

		10,275,274

Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33(b)	40	38,407
Amcor Flexibles North America, Inc.
4.00%, 05/17/25(b)	67	64,798
2.63%, 06/19/30	70	56,511
2.69%, 05/25/31	72	57,089
Avery Dennison Corp.
2.25%, 02/15/32(b)	87	65,391
5.75%, 03/15/33	90	88,154
Berry Global, Inc.
1.57%, 01/15/26	171	154,573
1.65%, 01/15/27(b)	87	74,778
Georgia-Pacific LLC, 8.88%, 05/15/31	92	108,734
International Paper Co.
4.80%, 06/15/44	77	63,056
4.40%, 08/15/47(b)	87	66,918
4.35%, 08/15/48(b)	100	77,470
Packaging Corp. of America
3.00%, 12/15/29	70	59,938
4.05%, 12/15/49(b)	112	81,406
3.05%, 10/01/51	65	38,736
Sonoco Products Co.
1.80%, 02/01/25(b)	341	321,635
2.25%, 02/01/27	277	245,790
2.85%, 02/01/32	171	136,206
Suzano Austria GmbH, 3.75%, 01/15/31	261	214,999
WestRock MWV LLC, 8.20%, 01/15/30	74	81,457
WRKCo, Inc.
4.65%, 03/15/26(b)	200	193,801
3.38%, 09/15/27	87	79,354
4.00%, 03/15/28(b)	171	158,503
4.90%, 03/15/29(b)	171	163,407

		2,691,111

Diversified Consumer Services — 0.0%
University of Southern California, 4.98%, 10/01/53	75	68,820

Diversified REITs — 0.8%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26(b)	130	125,212
3.95%, 01/15/27(b)	87	81,716
3.38%, 08/15/31	141	117,939
2.00%, 05/18/32(b)	73	53,072
1.88%, 02/01/33	102	72,210
2.95%, 03/15/34	52	39,486
4.85%, 04/15/49	87	67,954
3.00%, 05/18/51(b)	70	39,495

Security	Par (000)	Value

Diversified REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
3.55%, 03/15/52(b)	$100	$63,489
5.15%, 04/15/53(b)	70	58,393
American Homes 4 Rent LP
4.90%, 02/15/29	171	161,356
2.38%, 07/15/31	35	26,685
3.38%, 07/15/51	25	15,004
American Tower Corp.
2.95%, 01/15/25	87	83,608
2.40%, 03/15/25	102	96,707
4.40%, 02/15/26(b)	30	29,046
1.60%, 04/15/26	89	79,910
1.45%, 09/15/26	64	56,402
3.38%, 10/15/26(b)	87	80,994
2.75%, 01/15/27(b)	76	68,657
3.65%, 03/15/27	69	63,932
5.50%, 03/15/28	70	68,676
5.25%, 07/15/28	40	38,626
5.80%, 11/15/28	85	84,360
3.95%, 03/15/29	87	78,695
3.80%, 08/15/29	87	77,387
2.90%, 01/15/30	93	77,266
2.10%, 06/15/30	141	109,737
2.70%, 04/15/31(b)	104	82,479
2.30%, 09/15/31	124	94,104
4.05%, 03/15/32(b)	79	68,093
5.55%, 07/15/33	40	38,114
3.70%, 10/15/49	75	49,014
3.10%, 06/15/50	82	47,812
2.95%, 01/15/51(b)	200	112,779
AvalonBay Communities, Inc.
3.45%, 06/01/25(b)	74	71,320
3.20%, 01/15/28(b)	191	174,536
1.90%, 12/01/28(b)	104	87,662
3.30%, 06/01/29	64	56,600
2.05%, 01/15/32(b)	130	100,776
3.90%, 10/15/46	87	61,273
Boston Properties LP
3.20%, 01/15/25(b)	171	163,863
3.65%, 02/01/26	67	62,864
4.50%, 12/01/28(b)	171	154,833
2.90%, 03/15/30	83	65,691
3.25%, 01/30/31	171	134,490
2.55%, 04/01/32(b)	130	93,839
Brixmor Operating Partnership LP
4.13%, 06/15/26(b)	87	81,930
4.13%, 05/15/29	214	190,613
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	69,969
Camden Property Trust, 2.80%, 05/15/30(b)	257	217,679
Corporate Office Properties LP
2.00%, 01/15/29(b)	70	54,827
2.75%, 04/15/31	50	37,528
2.90%, 12/01/33	87	60,944
Crown Castle, Inc.
3.70%, 06/15/26(b)	71	67,141
1.05%, 07/15/26	341	299,219
4.00%, 03/01/27	171	160,535
2.90%, 03/15/27	70	63,491
5.00%, 01/11/28(b)	65	62,795
3.80%, 02/15/28(b)	341	312,662
2.25%, 01/15/31(b)	171	132,707

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Crown Castle, Inc. (continued)
2.90%, 04/01/41(b)	$141	$90,513
4.00%, 11/15/49(b)	102	70,358
CubeSmart LP
3.00%, 02/15/30	100	83,132
2.00%, 02/15/31(b)	87	65,438
Digital Realty Trust LP
3.70%, 08/15/27(b)	171	157,919
5.55%, 01/15/28	285	278,719
3.60%, 07/01/29(b)	130	114,853
EPR Properties
4.50%, 04/01/25(b)	70	67,457
4.75%, 12/15/26(b)	75	68,562
4.50%, 06/01/27	75	67,134
4.95%, 04/15/28	75	66,456
3.75%, 08/15/29	75	60,249
Equinix, Inc.
2.63%, 11/18/24(b)	144	138,544
1.25%, 07/15/25	82	75,421
1.00%, 09/15/25	171	155,352
1.45%, 05/15/26	70	62,498
2.90%, 11/18/26	71	65,174
1.55%, 03/15/28	144	120,008
2.00%, 05/15/28(b)	67	56,504
3.20%, 11/18/29	81	69,363
2.15%, 07/15/30(b)	87	68,333
2.50%, 05/15/31	152	118,651
3.00%, 07/15/50(b)	71	41,838
3.40%, 02/15/52	140	88,575
ERP Operating LP
3.25%, 08/01/27	87	79,516
3.50%, 03/01/28	171	157,067
3.00%, 07/01/29(b)	128	111,702
2.50%, 02/15/30(b)	72	59,600
1.85%, 08/01/31(b)	76	57,586
4.50%, 06/01/45	87	66,506
Essex Portfolio LP
4.00%, 03/01/29(b)	71	64,492
3.00%, 01/15/30(b)	70	58,161
1.65%, 01/15/31	90	65,921
2.55%, 06/15/31	60	46,521
2.65%, 09/01/50(b)	71	36,771
Extra Space Storage LP
4.00%, 06/15/29	21	18,834
2.20%, 10/15/30	69	53,504
2.55%, 06/01/31	87	67,729
2.40%, 10/15/31(b)	75	57,418
2.35%, 03/15/32	70	52,913
Federal Realty OP LP
3.25%, 07/15/27	87	79,123
5.38%, 05/01/28	40	38,864
3.50%, 06/01/30(b)	140	119,144
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/30	169	143,321
Healthcare Realty Holdings LP, 3.10%, 02/15/30(b)	171	142,382
Healthpeak OP LLC
3.40%, 02/01/25(b)	31	29,922
4.00%, 06/01/25(b)	87	84,367
1.35%, 02/01/27	62	53,913
2.13%, 12/01/28(b)	75	62,995
3.50%, 07/15/29	57	50,279

Security	Par (000)	Value

Diversified REITs (continued)
Healthpeak OP LLC (continued)
3.00%, 01/15/30(b)	$92	$77,728
2.88%, 01/15/31(b)	90	73,107
5.25%, 12/15/32	135	125,559
Highwoods Realty LP
4.13%, 03/15/28	87	77,743
3.05%, 02/15/30	87	66,860
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25(b)	67	64,529
Series H, 3.38%, 12/15/29(b)	171	143,649
Series J, 2.90%, 12/15/31	71	54,568
Hudson Pacific Properties LP, 4.65%, 04/01/29(b)	171	128,737
Invitation Homes Operating Partnership LP
2.30%, 11/15/28(b)	79	66,098
5.45%, 08/15/30	60	57,141
2.00%, 08/15/31(b)	70	51,803
5.50%, 08/15/33	90	84,004
2.70%, 01/15/34	87	63,472
Kilroy Realty LP
2.50%, 11/15/32	67	45,755
2.65%, 11/15/33(b)	71	47,911
Kimco Realty OP LLC
3.30%, 02/01/25	62	59,646
2.80%, 10/01/26(b)	87	79,569
2.25%, 12/01/31(b)	87	65,304
4.60%, 02/01/33(b)	25	22,164
4.45%, 09/01/47(b)	62	45,816
3.70%, 10/01/49(b)	87	57,025
Mid-America Apartments LP
1.10%, 09/15/26(b)	67	59,027
3.60%, 06/01/27	87	81,386
3.95%, 03/15/29(b)	87	80,295
1.70%, 02/15/31(b)	69	52,746
2.88%, 09/15/51(b)	66	37,974
Omega Healthcare Investors, Inc.
4.50%, 04/01/27(b)	87	81,048
4.75%, 01/15/28(b)	87	80,514
3.63%, 10/01/29(b)	104	86,696
3.25%, 04/15/33	71	51,958
Physicians Realty LP, 2.63%, 11/01/31	87	65,525
Piedmont Operating Partnership LP, 3.15%, 08/15/30	87	61,266
Prologis LP
3.25%, 06/30/26(b)	87	82,007
2.13%, 04/15/27	30	26,812
4.88%, 06/15/28	45	43,846
2.88%, 11/15/29(b)	93	79,764
2.25%, 04/15/30	213	173,827
1.75%, 07/01/30(b)	82	63,736
1.25%, 10/15/30(b)	65	48,510
1.75%, 02/01/31(b)	64	48,999
4.63%, 01/15/33(b)	135	124,901
4.75%, 06/15/33	40	36,851
5.13%, 01/15/34	50	47,218
3.00%, 04/15/50	95	57,859
5.25%, 06/15/53	140	125,769
Public Storage
1.50%, 11/09/26(b)	138	123,277
1.85%, 05/01/28(b)	207	177,149
1.95%, 11/09/28(b)	133	112,638
2.25%, 11/09/31	87	68,042

14

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Rayonier LP, 2.75%, 05/17/31	$124	$95,765
Realty Income Corp., 1.80%, 03/15/33(b)	72	50,580
Regency Centers LP
2.95%, 09/15/29(b)	71	60,428
3.70%, 06/15/30	87	75,691
4.40%, 02/01/47	87	64,157
Rexford Industrial Realty LP
5.00%, 06/15/28	30	28,678
2.13%, 12/01/30	71	53,805
2.15%, 09/01/31	79	58,907
Sabra Health Care LP
3.90%, 10/15/29	50	41,516
3.20%, 12/01/31	87	65,099
Safehold GL Holdings LLC, 2.80%, 06/15/31(b)	60	44,841
Simon Property Group LP
3.38%, 10/01/24(b)	87	84,755
3.30%, 01/15/26(b)	257	243,916
1.38%, 01/15/27(b)	121	105,622
3.38%, 06/15/27(b)	130	119,876
2.45%, 09/13/29(b)	87	72,351
2.65%, 07/15/30(b)	171	140,672
2.25%, 01/15/32	121	90,798
5.50%, 03/08/33(b)	100	94,876
4.75%, 03/15/42(b)	74	59,618
4.25%, 10/01/44	87	63,955
4.25%, 11/30/46	87	63,136
3.25%, 09/13/49(b)	114	70,575
5.85%, 03/08/53	100	92,324
SITE Centers Corp., 4.25%, 02/01/26(b)	87	81,453
Spirit Realty LP
3.20%, 01/15/27(b)	171	154,913
4.00%, 07/15/29	75	66,347
3.40%, 01/15/30	87	72,835
STORE Capital Corp., 2.70%, 12/01/31(b)	87	59,376
Sun Communities Operating LP
2.30%, 11/01/28(b)	79	65,565
2.70%, 07/15/31	128	98,512
4.20%, 04/15/32(b)	69	58,870
5.70%, 01/15/33(b)	20	18,898
Tanger Properties LP, 3.88%, 07/15/27(b)	171	150,764
UDR, Inc.
4.40%, 01/26/29	171	157,987
3.20%, 01/15/30	87	74,525
3.00%, 08/15/31(b)	87	70,654
1.90%, 03/15/33(b)	87	61,062
Ventas Realty LP
2.65%, 01/15/25	112	106,755
4.13%, 01/15/26	214	204,816
3.25%, 10/15/26(b)	87	79,901
4.00%, 03/01/28(b)	257	235,891
3.00%, 01/15/30(b)	50	41,494
2.50%, 09/01/31(b)	121	92,704
VICI Properties LP(b)
4.38%, 05/15/25	71	68,623
4.75%, 02/15/28	117	109,426
4.95%, 02/15/30	105	96,072
Vornado Realty LP, 3.50%, 01/15/25	87	82,578
Welltower OP LLC
4.00%, 06/01/25	214	206,761
4.25%, 04/01/26	62	59,532

Security	Par (000)	Value

Diversified REITs (continued)
Welltower OP LLC (continued)
2.05%, 01/15/29	$108	$89,269
4.13%, 03/15/29	171	156,156
3.10%, 01/15/30(b)	171	144,762
2.75%, 01/15/31(b)	100	80,378
2.75%, 01/15/32(b)	87	68,285
3.85%, 06/15/32(b)	79	67,384
Weyerhaeuser Co.
4.00%, 11/15/29(b)	171	153,907
7.38%, 03/15/32	80	86,922
3.38%, 03/09/33	90	73,660
4.00%, 03/09/52	55	39,815
WP Carey, Inc.
3.85%, 07/15/29	82	72,480
2.45%, 02/01/32(b)	118	88,942

		19,035,841

Diversified Telecommunication Services — 0.7%
AT&T, Inc.
3.88%, 01/15/26(b)	200	192,148
4.25%, 03/01/27(b)	500	476,566
2.30%, 06/01/27(b)	450	398,451
1.65%, 02/01/28	300	253,199
4.30%, 02/15/30(b)	300	273,180
2.75%, 06/01/31	341	272,801
2.25%, 02/01/32	400	301,052
2.55%, 12/01/33	200	146,898
5.40%, 02/15/34(b)	125	116,987
4.50%, 05/15/35(b)	655	558,697
4.90%, 08/15/37	375	324,857
4.85%, 03/01/39	300	253,850
4.65%, 06/01/44	125	98,069
4.75%, 05/15/46(b)	500	394,972
4.50%, 03/09/48	500	378,103
3.65%, 06/01/51(b)	200	128,959
3.50%, 09/15/53(b)	511	315,721
3.55%, 09/15/55(b)	974	596,242
3.80%, 12/01/57(b)	778	492,883
3.65%, 09/15/59	520	316,393
3.85%, 06/01/60(b)	200	127,506
British Telecommunications PLC, 9.63%, 12/15/30	300	353,351
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(b)	300	343,633
Sprint Capital Corp.
6.88%, 11/15/28	200	206,499
8.75%, 03/15/32	300	347,054
Telefonica Emisiones SA
4.10%, 03/08/27(b)	345	325,091
7.05%, 06/20/36(b)	185	190,340
4.67%, 03/06/38	150	120,562
5.21%, 03/08/47(b)	283	225,400
4.90%, 03/06/48	160	121,191
Telefonica Europe BV, 8.25%, 09/15/30(b)	75	83,451
Verizon Communications, Inc.
3.50%, 11/01/24(b)	87	84,974
3.38%, 02/15/25(b)	257	248,664
0.85%, 11/20/25(b)	249	225,275
1.45%, 03/20/26	122	110,154
2.63%, 08/15/26(b)	155	143,174
4.13%, 03/16/27	350	332,869
3.00%, 03/22/27	200	183,500

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
2.10%, 03/22/28(b)	$140	$120,252
4.33%, 09/21/28	369	346,724
3.88%, 02/08/29	341	312,270
4.02%, 12/03/29(b)	350	317,368
3.15%, 03/22/30	171	145,955
1.68%, 10/30/30	341	259,265
2.55%, 03/21/31	377	300,181
2.36%, 03/15/32	695	530,256
5.05%, 05/09/33(b)	55	51,381
4.50%, 08/10/33	300	267,103
4.40%, 11/01/34(b)	257	222,849
4.81%, 03/15/39	104	89,622
2.65%, 11/20/40(b)	287	181,676
3.40%, 03/22/41	429	304,136
2.85%, 09/03/41(b)	112	72,406
4.75%, 11/01/41	511	440,425
3.85%, 11/01/42(b)	87	64,296
4.86%, 08/21/46(b)	341	281,812
4.00%, 03/22/50(b)	171	122,512
2.88%, 11/20/50(b)	427	246,847
3.55%, 03/22/51(b)	336	221,096
3.88%, 03/01/52(b)	118	83,072
2.99%, 10/30/56(b)	211	117,125
3.00%, 11/20/60(b)	275	148,899
3.70%, 03/22/61	403	256,451

		15,566,695

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49(b)	60	43,802
Brown University, Series A, 2.92%, 09/01/50(b)	75	48,224
California Institute of Technology, 3.65%, 09/01/2119(b)	171	104,688
Duke University
Series 2020, 2.68%, 10/01/44(b)	75	50,294
Series 2020, 2.83%, 10/01/55	88	53,891
Emory University, Series 2020, 2.97%, 09/01/50(b)	62	39,369
Ford Foundation(b)
Series 2020, 2.42%, 06/01/50	60	34,890
Series 2020, 2.82%, 06/01/70	70	38,463
George Washington University
4.87%, 09/15/45(b)	74	64,649
Series 2014, 4.30%, 09/15/44	87	69,765
Series 2018, 4.13%, 09/15/48	58	45,971
Georgetown University
Series 20A, 2.94%, 04/01/50	77	47,635
Series A, 5.22%, 10/01/2118	62	51,588
Series B, 4.32%, 04/01/49(b)	40	32,087
Howard University, Series 22A, 5.21%, 10/01/52(b)	73	59,439
Leland Stanford Junior University
3.65%, 05/01/48	130	100,521
2.41%, 06/01/50	75	43,824
Massachusetts Institute of Technology(b)
3.96%, 07/01/38	98	84,614
5.60%, 07/01/2111	87	86,335
4.68%, 07/01/2114	75	61,996
Series F, 2.99%, 07/01/50	73	48,536
Series G, 2.29%, 07/01/51	56	31,419
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	51	31,368

Security	Par (000)	Value

Education (continued)
Northwestern University(b)
Series 2017, 3.66%, 12/01/57	$58	$41,485
Series 2020, 2.64%, 12/01/50	85	51,540
President and Fellows of Harvard College
3.15%, 07/15/46	62	43,349
2.52%, 10/15/50(b)	71	42,376
3.30%, 07/15/56(b)	121	80,996
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	40,960
Thomas Jefferson University, 3.85%, 11/01/57(b)	72	48,083
Trustees of Boston College, 3.13%, 07/01/52(b)	87	57,247
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	27,895
Trustees of Princeton University(b)
5.70%, 03/01/39	87	88,782
Series 2020, 2.52%, 07/01/50	74	45,033
Trustees of the University of Pennsylvania(b)
3.61%, 02/15/2119	57	36,145
Series 2020, 2.40%, 10/01/50	52	29,598
University of Chicago, Series C, 2.55%, 04/01/50	73	45,181
University of Miami, Series 2022, 4.06%, 04/01/52	67	51,186
University of Notre Dame du Lac, Series 2017,
3.39%, 02/15/48	82	60,436
University of Southern California
2.81%, 10/01/50	71	43,614
Series 21A, 2.95%, 10/01/51(b)	87	55,074
Series A, 3.23%, 10/01/2120(b)	69	37,890
Washington University
4.35%, 04/15/2122	83	61,981
Series 2022, 3.52%, 04/15/54(b)	75	53,460
William Marsh Rice University, 3.77%, 05/15/55(b)	85	64,335
Yale University(b)
Series 2020, 1.48%, 04/15/30	54	43,080
Series 2020, 2.40%, 04/15/50	62	36,112

		2,459,206

Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28	87	80,586
4.70%, 05/15/32	70	64,055
5.25%, 05/15/52	70	59,967
AEP Transmission Co. LLC
3.10%, 12/01/26(b)	87	80,994
3.80%, 06/15/49	171	123,781
3.15%, 09/15/49	71	45,532
5.40%, 03/15/53	40	37,170
Series M, 3.65%, 04/01/50(b)	87	61,654
Series N, 2.75%, 08/15/51	71	40,466
Series O, 4.50%, 06/15/52(b)	50	40,506
AES Corp.
1.38%, 01/15/26	171	152,278
5.45%, 06/01/28	60	57,919
2.45%, 01/15/31(b)	87	66,909
Alabama Power Co.
3.75%, 09/01/27(b)	100	94,470
3.94%, 09/01/32	100	88,147
6.13%, 05/15/38	171	170,150
3.75%, 03/01/45	87	63,094
4.30%, 01/02/46(b)	87	67,361
3.45%, 10/01/49(b)	65	43,196
3.13%, 07/15/51(b)	104	63,676

16

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Alabama Power Co. (continued)
Series 20-A, 1.45%, 09/15/30(b)	$51	$38,951
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32(b)	40	37,620
Ameren Corp.
1.95%, 03/15/27(b)	133	118,503
3.50%, 01/15/31	171	146,787
Ameren Illinois Co.(b)
3.85%, 09/01/32	90	78,777
4.15%, 03/15/46	87	67,061
3.25%, 03/15/50	53	34,803
5.90%, 12/01/52	50	49,927
American Electric Power Co., Inc.
5.75%, 11/01/27	100	100,577
2.30%, 03/01/30(b)	75	60,265
5.95%, 11/01/32(b)	100	99,706
5.63%, 03/01/33	32	30,965
Series J, 4.30%, 12/01/28(b)	87	81,855
Series N, 1.00%, 11/01/25(b)	87	78,835
Appalachian Power Co.
4.40%, 05/15/44	87	65,652
Series BB, 4.50%, 08/01/32(b)	100	89,492
Arizona Public Service Co.
3.15%, 05/15/25(b)	87	83,363
2.60%, 08/15/29	87	74,421
6.35%, 12/15/32(b)	100	102,209
5.55%, 08/01/33	50	48,469
5.05%, 09/01/41(b)	87	73,543
4.50%, 04/01/42(b)	71	56,213
4.20%, 08/15/48	87	62,537
3.50%, 12/01/49	64	40,776
Avista Corp., 4.35%, 06/01/48	104	79,694
Baltimore Gas and Electric Co.
2.40%, 08/15/26(b)	171	157,315
2.25%, 06/15/31(b)	81	64,431
6.35%, 10/01/36	87	89,584
3.50%, 08/15/46	121	82,478
3.20%, 09/15/49(b)	80	51,522
2.90%, 06/15/50	79	47,063
4.55%, 06/01/52(b)	30	24,061
5.40%, 06/01/53	35	32,164
Berkshire Hathaway Energy Co.
3.50%, 02/01/25(b)	82	79,510
4.05%, 04/15/25	341	332,173
3.25%, 04/15/28	87	78,735
3.70%, 07/15/30	87	77,198
1.65%, 05/15/31(b)	146	109,268
6.13%, 04/01/36	87	87,403
5.95%, 05/15/37(b)	171	167,606
5.15%, 11/15/43(b)	87	76,439
4.50%, 02/01/45	71	56,675
3.80%, 07/15/48	87	60,531
4.45%, 01/15/49(b)	87	67,312
4.25%, 10/15/50	71	52,590
2.85%, 05/15/51	71	40,947
4.60%, 05/01/53(b)	71	55,456
Black Hills Corp.
3.95%, 01/15/26(b)	70	66,820
5.95%, 03/15/28(b)	100	99,964
3.05%, 10/15/29	73	61,690
2.50%, 06/15/30	55	43,991
4.35%, 05/01/33(b)	71	60,508

Security	Par (000)	Value

Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	$50	$49,616
4.95%, 04/01/33(b)	100	94,926
3.55%, 08/01/42(b)	74	53,836
3.95%, 03/01/48	87	65,643
Sereis AJ, 4.85%, 10/01/52(b)	50	43,444
Series AF, 3.35%, 04/01/51(b)	87	57,939
Series AG, 3.00%, 03/01/32(b)	70	57,935
Series AH, 3.60%, 03/01/52	50	34,993
Series AI, 4.45%, 10/01/32(b)	40	36,751
CenterPoint Energy, Inc.
1.45%, 06/01/26	84	75,235
2.65%, 06/01/31(b)	140	111,818
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	87	81,123
CMS Energy Corp., 3.45%, 08/15/27(b)	171	157,962
Commonwealth Edison Co.
2.55%, 06/15/26	87	80,917
4.90%, 02/01/33	30	28,532
5.90%, 03/15/36	50	50,022
6.45%, 01/15/38(b)	100	103,318
3.70%, 03/01/45	87	63,361
3.65%, 06/15/46(b)	130	91,454
3.00%, 03/01/50	87	53,663
5.30%, 02/01/53	40	36,688
Series 127, 3.20%, 11/15/49	105	66,410
Series 130, 3.13%, 03/15/51	71	44,630
Series 131, 2.75%, 09/01/51	87	49,340
Series 133, 3.85%, 03/15/52	141	101,392
Connecticut Light and Power Co.
4.90%, 07/01/33	25	23,740
4.30%, 04/15/44	100	79,971
5.25%, 01/15/53(b)	100	91,295
Series A, 3.20%, 03/15/27	87	80,924
Series A, 2.05%, 07/01/31(b)	140	109,449
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(b)	87	81,232
2.40%, 06/15/31(b)	171	137,413
5.20%, 03/01/33(b)	50	48,272
3.95%, 03/01/43(b)	53	39,888
4.45%, 03/15/44	87	69,604
4.50%, 12/01/45	87	69,257
3.85%, 06/15/46	171	122,331
6.15%, 11/15/52(b)	50	50,321
4.63%, 12/01/54	100	78,950
3.70%, 11/15/59	70	45,558
3.60%, 06/15/61(b)	130	84,031
Series 12-A, 4.20%, 03/15/42	71	55,835
Series 20A, 3.35%, 04/01/30(b)	257	225,618
Series 20B, 3.95%, 04/01/50(b)	171	126,313
Series C, 4.30%, 12/01/56	87	63,925
Series C, 4.00%, 11/15/57	130	90,755
Series D, 4.00%, 12/01/28	87	81,079
Series E, 4.65%, 12/01/48	87	70,460
Constellation Energy Generation LLC
5.60%, 03/01/28	50	49,660
5.80%, 03/01/33	50	48,752
6.13%, 01/15/34	25	24,960
6.25%, 10/01/39(b)	123	119,143
5.75%, 10/01/41(b)	87	78,495
Consumers Energy Co. 4.65%, 03/01/28(b)	200	195,327

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Consumers Energy Co. (continued)
4.90%, 02/15/29	$100	$97,770
4.63%, 05/15/33	100	93,090
4.35%, 04/15/49(b)	171	137,808
3.10%, 08/15/50(b)	75	48,338
2.65%, 08/15/52(b)	38	21,945
4.20%, 09/01/52	25	19,474
2.50%, 05/01/60(b)	181	94,694
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	171	159,417
Series A, 2.30%, 12/01/31(b)	70	54,349
Dominion Energy, Inc.
3.90%, 10/01/25	341	328,642
5.38%, 11/15/32(b)	50	47,736
7.00%, 06/15/38	87	90,703
Series A, 1.45%, 04/15/26(b)	70	62,978
Series A, 4.35%, 08/15/32(b)	50	44,674
Series B, 4.85%, 08/15/52(b)	50	40,415
Series C, 3.38%, 04/01/30(b)	257	221,082
Series C, 2.25%, 08/15/31(b)	82	63,421
Series C, 3.30%, 04/15/41(b)	75	51,206
Series C, 4.90%, 08/01/41(b)	50	41,783
DTE Electric Co.
5.20%, 04/01/33	40	38,789
3.70%, 03/15/45	51	36,844
3.70%, 06/01/46(b)	87	62,047
3.75%, 08/15/47	70	50,566
5.40%, 04/01/53	40	37,388
Series A, 1.90%, 04/01/28(b)	87	75,229
Series A, 3.00%, 03/01/32	61	50,478
Series A, 4.00%, 04/01/43	53	40,816
Series A, 4.05%, 05/15/48	87	65,972
Series B, 3.25%, 04/01/51(b)	71	45,712
Series B, 3.65%, 03/01/52(b)	63	44,155
DTE Energy Co.
4.22%, 11/01/24(b)(e)	190	186,457
4.88%, 06/01/28	200	193,288
Series C, 2.53%, 10/01/24(e)	171	164,978
Series C, 3.40%, 06/15/29	120	105,855
Series F, 1.05%, 06/01/25(b)	154	142,065
Duke Energy Carolinas LLC
2.45%, 08/15/29	87	73,541
2.45%, 02/01/30(b)	71	59,359
2.55%, 04/15/31(b)	75	61,463
2.85%, 03/15/32(b)	97	79,171
4.95%, 01/15/33	160	152,029
6.10%, 06/01/37(b)	87	86,322
6.05%, 04/15/38(b)	74	73,789
5.30%, 02/15/40(b)	87	80,553
4.25%, 12/15/41	171	136,844
4.00%, 09/30/42	87	66,691
3.70%, 12/01/47	87	62,047
3.95%, 03/15/48	71	52,195
3.45%, 04/15/51	75	50,196
3.55%, 03/15/52	78	53,270
5.35%, 01/15/53	150	137,100
5.40%, 01/15/54	42	38,799
Series A, 6.00%, 12/01/28(b)	87	88,649
Duke Energy Corp.
0.90%, 09/15/25(b)	243	221,012
5.00%, 12/08/25	65	64,087

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Corp. (continued)
2.65%, 09/01/26(b)	$87	$80,024
3.15%, 08/15/27(b)	87	79,272
5.00%, 12/08/27	170	165,960
4.30%, 03/15/28	90	85,338
2.45%, 06/01/30	89	72,266
4.50%, 08/15/32	100	89,956
5.75%, 09/15/33	75	73,681
3.30%, 06/15/41	121	82,898
4.80%, 12/15/45	87	71,244
3.75%, 09/01/46	100	69,120
3.95%, 08/15/47	87	61,251
4.20%, 06/15/49	87	63,223
5.00%, 08/15/52(b)	100	83,127
6.10%, 09/15/53	75	72,736
(5-year CMT + 2.32%), 3.25%, 01/15/82(c)	109	80,306
Duke Energy Florida LLC
2.50%, 12/01/29(b)	59	50,011
1.75%, 06/15/30	82	64,528
2.40%, 12/15/31(b)	141	111,478
6.40%, 06/15/38	200	206,805
3.40%, 10/01/46	87	58,479
3.00%, 12/15/51	65	39,584
Duke Energy Indiana LLC
3.75%, 05/15/46	87	61,403
5.40%, 04/01/53(b)	50	45,729
Series WWW, 4.90%, 07/15/43(b)	87	74,661
Duke Energy Ohio, Inc.(b)
5.25%, 04/01/33	35	33,789
3.70%, 06/15/46	87	60,311
Duke Energy Progress LLC
3.70%, 09/01/28(b)	65	60,373
3.45%, 03/15/29	87	78,885
2.00%, 08/15/31(b)	74	56,978
3.40%, 04/01/32	67	56,948
5.25%, 03/15/33	30	29,066
4.10%, 05/15/42(b)	53	41,086
4.10%, 03/15/43(b)	87	67,075
4.38%, 03/30/44	74	59,081
4.15%, 12/01/44	87	66,670
4.20%, 08/15/45	87	66,376
3.70%, 10/15/46	87	60,364
2.50%, 08/15/50	87	47,505
2.90%, 08/15/51	74	43,639
4.00%, 04/01/52	55	40,011
5.35%, 03/15/53	50	45,446
Edison International
3.55%, 11/15/24	62	60,248
4.70%, 08/15/25(b)	340	330,854
4.13%, 03/15/28	171	157,508
5.25%, 11/15/28(b)	25	24,054
6.95%, 11/15/29	45	46,409
El Paso Electric Co., 6.00%, 05/15/35(b)	87	83,498
Emera U.S. Finance LP
3.55%, 06/15/26	185	173,778
2.64%, 06/15/31(b)	155	119,819
4.75%, 06/15/46	62	45,739
Entergy Arkansas LLC
3.50%, 04/01/26(b)	65	61,951
5.15%, 01/15/33(b)	50	47,996
5.30%, 09/15/33	50	48,235

18

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Arkansas LLC (continued)
2.65%, 06/15/51	$75	$41,786
3.35%, 06/15/52	87	55,648
Entergy Corp.
0.90%, 09/15/25	116	105,320
2.95%, 09/01/26	171	158,059
1.90%, 06/15/28(b)	71	59,962
2.80%, 06/15/30(b)	79	65,538
2.40%, 06/15/31(b)	104	81,021
3.75%, 06/15/50(b)	71	47,029
Entergy Louisiana LLC
5.40%, 11/01/24(b)	511	508,633
1.60%, 12/15/30	82	61,746
4.00%, 03/15/33	87	75,520
4.20%, 09/01/48	87	66,003
4.20%, 04/01/50	171	129,017
4.75%, 09/15/52(b)	50	41,107
Entergy Mississippi LLC
2.85%, 06/01/28(b)	87	77,227
5.00%, 09/01/33(b)	20	18,795
3.85%, 06/01/49	87	62,442
Entergy Texas, Inc.
5.00%, 09/15/52	50	42,409
5.80%, 09/01/53	25	23,910
Evergy Kansas Central, Inc.
2.55%, 07/01/26(b)	62	57,430
4.25%, 12/01/45	171	129,757
3.25%, 09/01/49(b)	87	55,640
3.45%, 04/15/50	87	57,521
5.70%, 03/15/53	20	18,751
Evergy Metro, Inc.
3.65%, 08/15/25(b)	53	50,758
4.95%, 04/15/33	30	28,096
Evergy, Inc., 2.90%, 09/15/29(b)	87	74,307
Eversource Energy
4.75%, 05/15/26(b)	30	29,326
2.90%, 03/01/27	67	61,181
5.45%, 03/01/28(b)	95	93,899
2.55%, 03/15/31(b)	87	69,278
3.38%, 03/01/32(b)	67	55,577
5.13%, 05/15/33	40	37,205
3.45%, 01/15/50(b)	71	46,407
Series H, 3.15%, 01/15/25	66	63,823
Series M, 3.30%, 01/15/28	257	233,953
Series Q, 0.80%, 08/15/25	140	127,596
Series R, 1.65%, 08/15/30(b)	140	107,243
Series U, 1.40%, 08/15/26(b)	87	77,132
Exelon Corp.
3.95%, 06/15/25	130	125,814
3.40%, 04/15/26(b)	130	123,129
5.15%, 03/15/28	35	34,348
4.05%, 04/15/30	171	153,902
3.35%, 03/15/32(b)	200	166,446
5.30%, 03/15/33(b)	70	66,750
5.10%, 06/15/45(b)	87	74,386
4.70%, 04/15/50	87	69,532
5.60%, 03/15/53	70	63,675
Series WI, 2.75%, 03/15/27	53	48,129
Series WI, 4.10%, 03/15/52(b)	86	62,193

Security	Par (000)	Value

Electric Utilities (continued)
Florida Power & Light Co.
2.85%, 04/01/25(b)	$63	$60,507
3.13%, 12/01/25(b)	87	82,877
4.45%, 05/15/26	25	24,464
5.05%, 04/01/28(b)	40	39,492
4.40%, 05/15/28(b)	35	33,749
4.63%, 05/15/30	35	33,395
5.10%, 04/01/33	70	67,718
4.80%, 05/15/33	25	23,631
5.95%, 02/01/38	50	50,586
5.69%, 03/01/40(b)	87	85,491
5.25%, 02/01/41	87	81,176
4.13%, 02/01/42(b)	87	70,132
4.05%, 10/01/44(b)	130	101,711
3.70%, 12/01/47	71	51,720
3.95%, 03/01/48(b)	87	66,374
4.13%, 06/01/48	87	67,789
3.99%, 03/01/49	87	65,364
2.88%, 12/04/51(b)	200	121,081
5.30%, 04/01/53(b)	50	46,397
Fortis, Inc., 3.06%, 10/04/26	171	156,722
Georgia Power Co.
4.65%, 05/16/28(b)	100	96,473
4.70%, 05/15/32(b)	90	83,386
4.95%, 05/17/33(b)	100	93,734
4.30%, 03/15/42(b)	121	96,795
5.13%, 05/15/52(b)	90	79,300
Series B, 2.65%, 09/15/29(b)	171	145,202
Series B, 3.70%, 01/30/50	171	119,834
Idaho Power Co.
5.50%, 03/15/53	20	18,492
5.80%, 04/01/54	25	23,968
Indiana Michigan Power Co.
6.05%, 03/15/37	62	61,030
4.25%, 08/15/48	87	65,425
5.63%, 04/01/53	35	33,013
Series K, 4.55%, 03/15/46(b)	54	43,932
Series L, 3.75%, 07/01/47	171	119,698
Interstate Power and Light Co.
3.25%, 12/01/24(b)	87	84,276
4.10%, 09/26/28(b)	75	70,139
5.70%, 10/15/33	25	24,586
3.70%, 09/15/46	87	58,983
3.50%, 09/30/49(b)	78	50,813
IPALCO Enterprises, Inc., 4.25%, 05/01/30	171	149,971
ITC Holdings Corp., 3.25%, 06/30/26(b)	171	160,477
Kentucky Utilities Co.
5.45%, 04/15/33(b)	20	19,539
4.38%, 10/01/45	171	132,373
3.30%, 06/01/50	75	48,792
MidAmerican Energy Co.
3.65%, 04/15/29	87	79,487
5.35%, 01/15/34	25	24,667
4.80%, 09/15/43	87	74,210
3.65%, 08/01/48	87	61,998
4.25%, 07/15/49	107	83,546
3.15%, 04/15/50	87	55,078
2.70%, 08/01/52(b)	75	42,482
Mississippi Power Co.(b)
Series 12-A, 4.25%, 03/15/42	87	67,230

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Mississippi Power Co.(b) (continued)
Series B, 3.10%, 07/30/51	$87	$51,561
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25(b)	87	83,876
1.88%, 02/07/25	87	82,638
3.45%, 06/15/25(b)	70	67,353
3.40%, 02/07/28(b)	341	313,834
4.80%, 03/15/28	125	121,891
2.40%, 03/15/30	144	118,105
2.75%, 04/15/32	87	69,222
4.02%, 11/01/32(b)	107	94,246
4.15%, 12/15/32(b)	30	26,703
5.80%, 01/15/33	50	49,927
4.30%, 03/15/49(b)	87	66,729
Series D, 1.00%, 10/18/24	130	123,662
Nevada Power Co.
6.00%, 03/15/54	50	48,825
Series DD, 2.40%, 05/01/30(b)	71	57,964
Series EE, 3.13%, 08/01/50(b)	71	43,080
Series GG, 5.90%, 05/01/53(b)	50	48,044
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25(b)	200	195,080
1.88%, 01/15/27	154	136,364
3.55%, 05/01/27	171	159,235
4.63%, 07/15/27(b)	200	192,771
4.90%, 02/28/28(b)	150	145,174
1.90%, 06/15/28	119	100,692
2.75%, 11/01/29	86	72,987
5.00%, 02/28/30(b)	150	143,302
2.25%, 06/01/30	300	240,171
2.44%, 01/15/32(b)	86	66,530
5.00%, 07/15/32(b)	135	126,162
5.05%, 02/28/33(b)	150	139,969
3.00%, 01/15/52	96	56,614
5.25%, 02/28/53	150	129,883
Northern States Power Co.
2.25%, 04/01/31	55	43,898
3.40%, 08/15/42(b)	70	50,177
4.00%, 08/15/45	85	63,827
2.90%, 03/01/50(b)	79	48,353
3.20%, 04/01/52	80	51,158
4.50%, 06/01/52(b)	69	56,055
5.10%, 05/15/53(b)	40	35,789
NSTAR Electric Co., 4.55%, 06/01/52(b)	79	64,056
Oglethorpe Power Corp.
4.50%, 04/01/47(b)	61	45,562
5.05%, 10/01/48	41	33,553
3.75%, 08/01/50(b)	87	58,354
5.25%, 09/01/50	60	50,629
Ohio Power Co.
4.15%, 04/01/48(b)	71	53,242
Series Q, 1.63%, 01/15/31	76	57,733
Series R, 2.90%, 10/01/51(b)	76	45,048
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	171	147,712
5.40%, 01/15/33	100	96,752
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	100	90,801
3.70%, 11/15/28	62	57,443
2.75%, 05/15/30	171	144,038
4.55%, 09/15/32(b)	75	69,135

Security	Par (000)	Value

Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
5.25%, 09/30/40	$87	$81,848
5.30%, 06/01/42(b)	75	71,538
3.75%, 04/01/45(b)	87	64,313
3.80%, 06/01/49	171	123,951
3.10%, 09/15/49	86	54,590
2.70%, 11/15/51	74	42,165
4.95%, 09/15/52(b)	50	43,556
Pacific Gas and Electric Co.
4.95%, 06/08/25(b)	100	97,647
3.15%, 01/01/26(b)	341	317,183
2.95%, 03/01/26	100	92,104
5.45%, 06/15/27	100	96,243
2.10%, 08/01/27(b)	102	87,217
3.30%, 12/01/27(b)	345	304,822
3.00%, 06/15/28	109	93,509
3.75%, 07/01/28	171	151,761
6.10%, 01/15/29	30	29,302
4.20%, 03/01/29	130	114,951
4.55%, 07/01/30(b)	341	301,430
2.50%, 02/01/31(b)	257	195,520
4.40%, 03/01/32(b)	137	116,041
5.90%, 06/15/32	100	93,390
6.15%, 01/15/33	115	109,070
6.40%, 06/15/33(b)	40	38,553
4.50%, 07/01/40	141	104,919
3.30%, 08/01/40(b)	154	98,602
4.20%, 06/01/41	78	54,795
4.75%, 02/15/44(b)	87	64,256
4.30%, 03/15/45(b)	74	50,076
3.95%, 12/01/47(b)	150	96,036
4.95%, 07/01/50	204	152,055
3.50%, 08/01/50(b)	155	92,273
6.75%, 01/15/53(b)	135	126,492
6.70%, 04/01/53	35	32,870
PacifiCorp
3.50%, 06/15/29(b)	300	267,467
5.25%, 06/15/35	87	78,970
6.35%, 07/15/38(b)	257	254,634
4.10%, 02/01/42	87	63,461
4.15%, 02/15/50	87	61,078
2.90%, 06/15/52	74	40,730
5.35%, 12/01/53(b)	100	82,997
5.50%, 05/15/54(b)	80	67,849
PECO Energy Co.
4.90%, 06/15/33(b)	54	51,370
3.00%, 09/15/49	69	42,930
3.05%, 03/15/51(b)	63	38,931
2.85%, 09/15/51(b)	82	48,533
4.38%, 08/15/52	50	39,980
Potomac Electric Power Co.
6.50%, 11/15/37	100	104,500
4.15%, 03/15/43(b)	87	68,684
PPL Electric Utilities Corp.
5.00%, 05/15/33	100	95,444
4.75%, 07/15/43(b)	87	74,468
3.00%, 10/01/49	60	37,593
5.25%, 05/15/53	100	91,321
Progress Energy, Inc., 7.75%, 03/01/31	50	54,483
Public Service Co. of Colorado 3.70%, 06/15/28	171	157,547

20

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Co. of Colorado (continued)
3.60%, 09/15/42	$87	$61,783
4.30%, 03/15/44	75	58,150
3.80%, 06/15/47	171	120,275
5.25%, 04/01/53	200	174,106
Series 35, 1.90%, 01/15/31(b)	140	108,365
Series 38, 4.10%, 06/01/32(b)	80	70,820
Public Service Co. of New Hampshire
5.35%, 10/01/33	25	24,569
5.15%, 01/15/53	45	40,541
Public Service Co. of Oklahoma
5.25%, 01/15/33(b)	100	95,031
Series J, 2.20%, 08/15/31(b)	87	67,222
Series K, 3.15%, 08/15/51	70	42,234
Public Service Electric and Gas Co.
3.20%, 05/15/29(b)	87	77,639
2.45%, 01/15/30(b)	71	59,309
1.90%, 08/15/31(b)	141	109,428
4.90%, 12/15/32	100	95,899
4.65%, 03/15/33	35	32,899
3.95%, 05/01/42	50	39,364
3.65%, 09/01/42(b)	50	37,347
3.80%, 03/01/46(b)	214	158,528
3.85%, 05/01/49	87	64,346
3.15%, 01/01/50	71	46,109
3.00%, 03/01/51(b)	71	44,376
Public Service Enterprise Group, Inc., 0.80%,
08/15/25(b)	341	311,314
Puget Energy, Inc.
3.65%, 05/15/25	87	83,395
2.38%, 06/15/28	71	60,735
4.10%, 06/15/30(b)	87	75,806
4.22%, 03/15/32	61	52,051
Puget Sound Energy, Inc.
5.80%, 03/15/40(b)	87	82,221
4.22%, 06/15/48(b)	87	65,932
5.45%, 06/01/53	100	91,629
San Diego Gas & Electric Co.
4.95%, 08/15/28	100	97,350
4.15%, 05/15/48	171	129,971
5.35%, 04/01/53(b)	95	86,276
Series VVV, 1.70%, 10/01/30	87	67,157
Series WWW, 2.95%, 08/15/51(b)	100	60,554
Sempra
3.30%, 04/01/25	60	57,675
3.40%, 02/01/28	341	310,371
3.70%, 04/01/29(b)	86	77,483
5.50%, 08/01/33(b)	50	47,833
3.80%, 02/01/38	171	132,880
4.00%, 02/01/48	171	123,330
(5-year CMT + 2.87%), 4.13%, 04/01/52(c)	87	70,372
Sierra Pacific Power Co.
2.60%, 05/01/26(b)	214	199,014
5.90%, 03/15/54(f)	75	71,914
Southern California Edison Co.
4.90%, 06/01/26(b)	30	29,467
5.85%, 11/01/27	50	50,268
5.30%, 03/01/28	200	197,401
2.25%, 06/01/30	171	137,291
5.95%, 11/01/32(b)	40	39,893
6.00%, 01/15/34	257	255,330

Security	Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co. (continued)
5.50%, 03/15/40	$50	$45,822
4.50%, 09/01/40	171	139,313
4.65%, 10/01/43(b)	62	50,275
4.00%, 04/01/47(b)	171	123,643
3.65%, 02/01/50	71	47,932
3.45%, 02/01/52(b)	70	44,630
5.88%, 12/01/53	40	37,591
Series 08-A, 5.95%, 02/01/38	87	84,571
Series B, 4.88%, 03/01/49	87	71,080
Series C, 4.20%, 06/01/25	59	57,434
Series C, 3.60%, 02/01/45	87	59,505
Series D, 4.70%, 06/01/27	65	63,064
Series E, 3.70%, 08/01/25	341	327,979
Series E, 5.45%, 06/01/52	100	88,231
Series G, 2.50%, 06/01/31(b)	166	131,942
Series H, 3.65%, 06/01/51	76	50,436
Southern Co.
5.15%, 10/06/25	100	98,990
3.25%, 07/01/26	387	362,871
4.85%, 06/15/28	60	57,976
5.50%, 03/15/29	25	24,842
5.20%, 06/15/33(b)	60	56,713
5.70%, 03/15/34(b)	25	24,484
4.40%, 07/01/46	130	100,785
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(b)(c)	171	158,172
Southern Power Co.
5.25%, 07/15/43	87	73,152
Series F, 4.95%, 12/15/46(b)	171	137,685
Southwestern Electric Power Co.
5.30%, 04/01/33(b)	25	23,607
3.25%, 11/01/51	71	42,642
Series L, 3.85%, 02/01/48	100	68,385
Series M, 4.10%, 09/15/28	171	158,687
Southwestern Public Service Co.
3.70%, 08/15/47	87	59,658
3.75%, 06/15/49	71	48,528
Series 8, 3.15%, 05/01/50	71	43,638
Tampa Electric Co.
4.10%, 06/15/42	87	66,665
4.30%, 06/15/48	71	54,037
4.45%, 06/15/49	64	49,820
3.63%, 06/15/50	80	54,055
5.00%, 07/15/52(b)	35	29,458
Toledo Edison Co., 6.15%, 05/15/37	74	74,126
Tucson Electric Power Co.
3.25%, 05/15/32(b)	87	72,228
4.85%, 12/01/48	87	70,667
5.50%, 04/15/53	100	90,828
Union Electric Co.
2.95%, 06/15/27(b)	171	156,754
2.15%, 03/15/32	171	131,032
4.00%, 04/01/48	171	125,588
3.25%, 10/01/49	87	55,037
5.45%, 03/15/53	100	92,235
Virginia Electric and Power Co.
2.30%, 11/15/31(b)	87	67,931
2.40%, 03/30/32(b)	70	54,564
5.00%, 04/01/33(b)	45	42,186
5.30%, 08/15/33	50	47,889

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
4.00%, 01/15/43(b)	$87	$66,450
4.45%, 02/15/44	112	89,164
4.60%, 12/01/48	81	65,418
3.30%, 12/01/49	71	45,946
2.95%, 11/15/51(b)	87	51,726
5.45%, 04/01/53(b)	100	90,928
5.70%, 08/15/53	50	46,921
Series A, 3.15%, 01/15/26(b)	97	91,899
Series A, 3.50%, 03/15/27	130	121,622
Series A, 3.80%, 04/01/28(b)	87	81,107
Series A, 2.88%, 07/15/29(b)	60	52,277
Series A, 6.00%, 05/15/37(b)	87	86,229
Series B, 3.75%, 05/15/27(b)	78	73,616
Series B, 6.00%, 01/15/36(b)	171	170,809
Series B, 3.80%, 09/15/47	87	61,634
Series C, 4.00%, 11/15/46	75	54,635
Series C, 4.63%, 05/15/52(b)	61	49,286
Series D, 4.65%, 08/15/43	87	71,485
WEC Energy Group, Inc.(b)
4.75%, 01/09/26	120	117,550
5.15%, 10/01/27	100	98,324
4.75%, 01/15/28	100	96,692
Wisconsin Electric Power Co.(b)
1.70%, 06/15/28	86	73,191
4.75%, 09/30/32	80	75,362
Wisconsin Power and Light Co.
3.00%, 07/01/29(b)	171	149,667
1.95%, 09/16/31(b)	66	50,081
3.95%, 09/01/32	100	88,070
Wisconsin Public Service Corp.(b)
5.35%, 11/10/25	150	149,527
3.30%, 09/01/49	109	70,815
2.85%, 12/01/51	82	47,817
Xcel Energy, Inc.
3.30%, 06/01/25	74	70,946
3.35%, 12/01/26	87	81,096
1.75%, 03/15/27	87	76,567
4.00%, 06/15/28(b)	171	159,977
2.60%, 12/01/29	70	58,834
2.35%, 11/15/31	71	54,164
4.60%, 06/01/32(b)	83	75,319
5.45%, 08/15/33	100	95,433
3.50%, 12/01/49	70	45,668

		48,548,391

Electrical Equipment — 0.0%
Eaton Corp.
4.15%, 03/15/33(b)	100	90,395
4.15%, 11/02/42	87	70,759
4.70%, 08/23/52(b)	60	51,740
Regal Rexnord Corp.(f)
6.05%, 04/15/28	20	19,453
6.30%, 02/15/30	200	193,195
6.40%, 04/15/33(b)	100	96,321
Tyco Electronics Group SA, 2.50%, 02/04/32	60	47,998

		569,861

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
2.80%, 02/15/30	171	145,135
2.20%, 09/15/31(b)	82	64,121

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc.
4.00%, 04/01/25(b)	$87	$84,292
2.95%, 02/15/32	71	55,510
Avnet, Inc.
6.25%, 03/15/28(b)	40	39,887
3.00%, 05/15/31	87	67,705
5.50%, 06/01/32	70	64,390
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	130	128,342
2.67%, 12/01/26	140	126,267
4.25%, 04/01/28	71	64,718
3.25%, 02/15/29	79	67,363
3.57%, 12/01/31	140	115,310
Corning, Inc.
4.75%, 03/15/42(b)	50	42,438
5.35%, 11/15/48(b)	50	44,300
3.90%, 11/15/49	87	62,081
4.38%, 11/15/57(b)	130	97,694
5.45%, 11/15/79(b)	87	73,063
Keysight Technologies, Inc., 3.00%, 10/30/29	140	120,368
Rockwell Automation, Inc.
1.75%, 08/15/31	86	66,151
2.80%, 08/15/61	60	34,614
TD SYNNEX Corp.
1.75%, 08/09/26(b)	171	150,269
2.65%, 08/09/31	87	64,688
Teledyne Technologies, Inc., 2.75%, 04/01/31(b)	171	138,063
Trimble, Inc., 6.10%, 03/15/33(b)	100	97,973
Tyco Electronics Group SA, 4.50%, 02/13/26(b)	50	48,893
Vontier Corp., 1.80%, 04/01/26	104	93,151

		2,156,786

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(b)	74	66,765
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
2.06%, 12/15/26(b)	119	106,805
3.34%, 12/15/27	79	72,168
3.14%, 11/07/29(b)	82	71,188
4.08%, 12/15/47	257	192,087
Halliburton Co.
3.80%, 11/15/25	165	159,534
4.85%, 11/15/35	171	153,780
4.50%, 11/15/41	50	40,066
4.75%, 08/01/43(b)	214	174,931
5.00%, 11/15/45(b)	200	169,537
NOV, Inc.(b)
3.60%, 12/01/29	171	149,792
3.95%, 12/01/42	53	37,106
Schlumberger Investment SA
4.50%, 05/15/28	40	38,751
4.85%, 05/15/33	40	37,770

		1,470,280

Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(b)	75	56,811
Republic Services, Inc.
3.20%, 03/15/25(b)	87	84,030
2.90%, 07/01/26(b)	85	79,490
3.95%, 05/15/28	300	281,590
1.45%, 02/15/31(b)	153	114,971
1.75%, 02/15/32(b)	171	127,785

22

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Republic Services, Inc. (continued)
2.38%, 03/15/33(b)	$257	$197,459
Waste Connections, Inc.
2.60%, 02/01/30(b)	150	125,946
2.20%, 01/15/32(b)	171	131,728
3.20%, 06/01/32(b)	73	60,564
4.20%, 01/15/33	100	89,315
Waste Management, Inc.
0.75%, 11/15/25(b)	171	155,054
3.15%, 11/15/27(b)	171	157,366
2.00%, 06/01/29	86	71,676
4.63%, 02/15/30	100	95,510
1.50%, 03/15/31(b)	171	129,657
4.63%, 02/15/33(b)	100	93,117
4.88%, 02/15/34(b)	75	70,978
2.95%, 06/01/41(b)	100	68,606
4.15%, 07/15/49	87	69,201

		2,260,854

Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25(b)	345	345,398
1.75%, 01/30/26	345	311,352
3.65%, 07/21/27(b)	345	313,168
3.00%, 10/29/28	427	366,143
3.30%, 01/30/32	400	317,965
3.40%, 10/29/33	195	150,837
3.85%, 10/29/41	150	106,412
Air Lease Corp.
2.30%, 02/01/25(b)	67	63,465
3.25%, 03/01/25	341	326,378
3.38%, 07/01/25(b)	171	162,449
2.88%, 01/15/26(b)	171	159,213
1.88%, 08/15/26	55	48,865
3.63%, 12/01/27(b)	70	63,336
5.30%, 02/01/28(b)	200	193,228
2.10%, 09/01/28	87	72,229
3.25%, 10/01/29(b)	87	74,016
3.00%, 02/01/30(b)	71	58,397
2.88%, 01/15/32(b)	200	155,884
Aircastle Ltd., 4.25%, 06/15/26(b)	87	82,308
Ally Financial, Inc.(b)
4.63%, 03/30/25	257	248,149
4.75%, 06/09/27	340	313,418
7.10%, 11/15/27	100	99,987
8.00%, 11/01/31	121	122,166
Banco Santander SA
5.18%, 11/19/25	200	194,547
1.85%, 03/25/26	400	359,730
5.29%, 08/18/27(b)	400	386,750
2.75%, 12/03/30	400	298,060
6.92%, 08/08/33	200	191,097
(1-year CMT + 0.90%), 1.72%, 09/14/27(c)	200	174,881
Bank of America Corp.
4.00%, 01/22/25	130	126,506
3.88%, 08/01/25(b)	384	371,972
4.45%, 03/03/26	229	220,557
3.50%, 04/19/26(b)	111	104,796
4.25%, 10/22/26(b)	221	209,941
3.25%, 10/21/27(b)	236	215,524

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp. (continued)
6.11%, 01/29/37(b)	$350	$345,148
7.75%, 05/14/38	200	223,844
5.88%, 02/07/42	189	185,286
5.00%, 01/21/44(b)	214	188,304
4.88%, 04/01/44(b)	171	149,560
(1-day SOFR + 0.65%), 1.53%, 12/06/25(c)	171	161,464
(1-day SOFR + 0.96%), 1.73%, 07/22/27(c)	600	531,696
(1-day SOFR + 1.01%), 1.20%, 10/24/26(c)	189	170,911
(1-day SOFR + 1.05%), 2.55%, 02/04/28(c)	362	322,786
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	341	285,463
(1-day SOFR + 1.15%), 1.32%, 06/19/26(c)	291	266,869
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	377	289,684
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	495	375,076
(1-day SOFR + 1.29%), 5.08%, 01/20/27(c)	230	224,814
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	536	421,264
(1-day SOFR + 1.33%), 3.38%, 04/02/26(c)	206	197,162
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	457	360,370
(1-day SOFR + 1.34%), 5.93%, 09/15/27(c)	150	148,885
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)(c)	291	219,540
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	341	259,111
(1-day SOFR + 1.56%), 2.97%, 07/21/52(b)(c)	70	42,234
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	150	148,159
(1-day SOFR + 1.58%), 4.38%, 04/27/28(c)	336	317,270
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	211	146,866
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	245	236,009
(1-day SOFR + 1.75%), 4.83%, 07/22/26(c)	320	311,965
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	373	331,162
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)(c)	140	82,291
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	520	483,866
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)(c)	511	327,233
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	155	155,700
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	420	403,562
(1-day SOFR + 2.16%), 5.02%, 07/22/33(c)	360	331,216
(3-mo. CME Term SOFR + 0.90%), 2.02%, 02/13/26(b)(c)	240	225,824
(3-mo. CME Term SOFR + 1.07%), 3.37%, 01/23/26(c)	341	327,817
(3-mo. CME Term SOFR + 1.13%), 2.46%, 10/22/25(c)	68	65,303
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	397	318,171
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)(c)	500	448,524
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(c)	471	441,881
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	171	156,640
(3-mo. CME Term SOFR + 1.35%), 3.09%, 10/01/25(c)	171	165,356
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	251	214,548
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	171	142,466
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)(c)	104	76,621
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	249	229,489
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	171	135,615

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp. (continued)
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)(c)	$87	$79,450
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(c)	171	157,490
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	341	264,258
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(c)	341	316,666
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)(c)	257	211,348
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	197	157,286
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	350	258,839
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	171	124,433
Series L, 3.95%, 04/21/25	368	355,345
Series L, 4.18%, 11/25/27	171	158,962
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(c)	291	261,083
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	291	229,007
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	124	82,690
Bank of Nova Scotia
5.25%, 12/06/24	200	198,160
1.45%, 01/10/25	87	82,210
2.20%, 02/03/25(b)	341	324,506
3.45%, 04/11/25	118	113,614
4.50%, 12/16/25(b)	87	84,070
4.75%, 02/02/26	60	58,568
2.70%, 08/03/26(b)	87	80,113
1.30%, 09/15/26(b)	240	211,254
1.95%, 02/02/27	171	151,359
4.85%, 02/01/30(b)	60	56,502
2.15%, 08/01/31	171	130,949
2.45%, 02/02/32	171	132,514
Barclays PLC
3.65%, 03/16/25	450	433,234
5.25%, 08/17/45(b)	250	209,740
4.95%, 01/10/47(b)	200	160,988
(1-day SOFR + 2.21%), 5.83%, 05/09/27(c)	200	196,416
(1-day SOFR + 2.71%), 2.85%, 05/07/26(c)	500	471,674
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	200	189,458
(1-day SOFR + 3.57%), 7.12%, 06/27/34(c)	200	192,627
(1-year CMT + 1.05%), 2.28%, 11/24/27(c)	222	195,597
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	490	371,210
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	222	141,617
(1-year CMT + 2.30%), 5.30%, 08/09/26(c)	245	239,945
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	300	288,263
(1-year CMT + 3.05%), 7.33%, 11/02/26(c)	200	203,038
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	200	205,192
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)(c)	200	205,376
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)(c)	400	373,673
BNP Paribas SA, 4.25%, 10/15/24	200	195,875
Cboe Global Markets, Inc., 3.00%, 03/16/32(b)	121	99,011
Citigroup, Inc.
3.88%, 03/26/25(b)	87	84,045
3.30%, 04/27/25(b)	55	52,842
4.40%, 06/10/25(b)	87	84,419

Security	Par (000)	Value

Financial Services (continued)
Citigroup, Inc. (continued)
5.50%, 09/13/25	$171	$168,936
3.70%, 01/12/26(b)	171	162,691
4.60%, 03/09/26	130	125,504
3.40%, 05/01/26	87	81,715
3.20%, 10/21/26(b)	427	394,218
4.30%, 11/20/26	53	50,250
4.13%, 07/25/28(b)	130	118,275
6.63%, 06/15/32(b)	74	74,711
6.13%, 08/25/36	184	178,002
8.13%, 07/15/39	100	117,580
5.88%, 01/30/42(b)	127	121,991
6.68%, 09/13/43	87	86,509
5.30%, 05/06/44	87	74,324
4.65%, 07/30/45	130	104,441
4.75%, 05/18/46(b)	257	201,096
4.65%, 07/23/48(b)	257	208,017
(1-day SOFR + 0.53%), 1.28%, 11/03/25(c)	79	74,612
(1-day SOFR + 0.69%), 2.01%, 01/25/26(c)	245	231,354
(1-day SOFR + 0.77%), 1.12%, 01/28/27(c)	376	335,060
(1-day SOFR + 0.77%), 1.46%, 06/09/27(c)	300	265,180
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	171	138,684
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	207	160,238
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	484	368,227
(1-day SOFR + 1.28%), 3.07%, 02/24/28(c)	171	155,114
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	257	203,168
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)(c)	87	55,652
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)(c)	171	143,171
(1-day SOFR + 1.53%), 3.29%, 03/17/26(c)	118	112,924
(1-day SOFR + 1.55%), 5.61%, 09/29/26(b)(c)	305	301,899
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	713	594,810
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)(c)	500	454,953
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	257	204,934
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)(c)	200	199,409
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)(c)	50	47,781
(1-day SOFR + 2.84%), 3.11%, 04/08/26(b)(c)	440	419,898
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	410	368,823
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	341	308,488
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)(c)	200	154,869
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(c)	200	184,068
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)(c)	177	158,961
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	171	156,861
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(c)	171	159,404
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)	171	132,499
Clorox Co., 3.10%, 10/01/27(b)	87	79,567
CME Group, Inc.
3.00%, 03/15/25(b)	214	206,174
2.65%, 03/15/32	69	56,223
5.30%, 09/15/43(b)	171	164,000
Corebridge Financial, Inc., 6.05%, 09/15/33(b)	50	48,595
Deutsche Bank AG
4.10%, 01/13/26(b)	62	59,067
5.37%, 09/09/27	200	195,305
(1-day SOFR + 1.22%), 2.31%, 11/16/27(c)	353	307,387

24

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Deutsche Bank AG (continued)
(1-day SOFR + 1.32%), 2.55%, 01/07/28(c)	$192	$167,551
(1-day SOFR + 2.52%), 7.15%, 07/13/27(b)(c)	150	151,015
(1-day SOFR + 2.58%), 3.96%, 11/26/25(c)	419	404,672
(1-day SOFR + 2.76%), 3.73%, 01/14/32(b)(c)	200	148,879
(1-day SOFR + 3.04%), 3.55%, 09/18/31(c)	496	399,878
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)(c)	150	149,108
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	200	180,748
European Investment Bank
3.63%, 07/15/30	1,000	935,330
3.75%, 02/14/33	1,000	927,789
Fiserv, Inc., 5.38%, 08/21/28	50	49,356
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35(b)	300	268,259
Goldman Sachs Group, Inc.
3.50%, 01/23/25	300	290,129
3.50%, 04/01/25	327	314,859
3.75%, 05/22/25(b)	384	370,101
4.25%, 10/21/25	181	174,423
3.75%, 02/25/26(b)	217	206,286
3.50%, 11/16/26	341	317,135
5.95%, 01/15/27(b)	87	86,698
3.85%, 01/26/27(b)	341	319,826
2.60%, 02/07/30	341	279,279
3.80%, 03/15/30	200	176,482
6.45%, 05/01/36	110	109,376
6.75%, 10/01/37	451	456,704
6.25%, 02/01/41	171	172,471
4.80%, 07/08/44	214	178,029
5.15%, 05/22/45	257	220,228
4.75%, 10/21/45(b)	200	168,305
(1-day SOFR + 0.80%), 1.43%, 03/09/27(c)	427	380,154
(1-day SOFR + 0.82%), 1.54%, 09/10/27(c)	341	298,578
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)(c)	283	249,876
(1-day SOFR + 1.08%), 5.80%, 08/10/26(c)	300	297,706
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	250	187,406
(1-day SOFR + 1.11%), 2.64%, 02/24/28(c)	197	175,666
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	477	363,278
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	274	211,492
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	250	195,269
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)(c)	391	312,685
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	150	96,875
(1-day SOFR + 1.51%), 4.39%, 06/15/27(c)	125	120,282
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	171	115,922
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)(c)	216	148,972
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)(c)	200	189,302
(1-day SOFR + 1.85%), 3.62%, 03/15/28(c)	100	92,267
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)(c)	341	309,640
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)(c)	371	343,186
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	341	268,427
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)(c)	171	140,744
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	427	393,520
Hercules Capital, Inc., 3.38%, 01/20/27(b)	70	61,204
HSBC Holdings PLC
4.25%, 08/18/25(b)	200	192,346
4.30%, 03/08/26	350	336,003

Security	Par (000)	Value

Financial Services (continued)
HSBC Holdings PLC (continued)
3.90%, 05/25/26	$311	$294,256
4.38%, 11/23/26	390	370,089
6.50%, 05/02/36	297	281,281
6.50%, 09/15/37	260	244,073
6.80%, 06/01/38(b)	250	241,439
6.10%, 01/14/42(b)	171	170,358
5.25%, 03/14/44(b)	232	193,248
(1-day SOFR + 1.43%), 3.00%, 03/10/26(c)	350	333,536
(1-day SOFR + 1.57%), 5.89%, 08/14/27(c)	400	395,120
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)(c)	200	197,989
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	349	279,080
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)(c)	300	293,205
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	285	242,716
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)(c)	600	577,661
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	225	216,045
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)(c)	200	189,673
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	300	315,490
(3-mo. CME Term SOFR + 1.40%), 2.63%, 11/07/25(c)	522	500,181
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(c)	211	195,269
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	211	185,557
(1-day SOFR + 3.03%), 7.34%, 11/03/26(c)	300	306,232
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	215	222,427
Intercontinental Exchange, Inc.
3.65%, 05/23/25(b)	82	79,117
3.75%, 12/01/25(b)	192	184,560
3.10%, 09/15/27(b)	100	91,668
4.00%, 09/15/27	150	141,771
3.75%, 09/21/28(b)	200	184,985
2.10%, 06/15/30(b)	133	106,363
1.85%, 09/15/32(b)	158	115,563
4.60%, 03/15/33(b)	137	125,636
2.65%, 09/15/40	171	111,728
4.25%, 09/21/48(b)	87	67,996
3.00%, 06/15/50	76	47,266
4.95%, 06/15/52	114	98,912
3.00%, 09/15/60	145	82,094
5.20%, 06/15/62(b)	130	113,696
JPMorgan Chase & Co.
3.13%, 01/23/25(b)	214	206,580
3.90%, 07/15/25(b)	384	371,845
3.30%, 04/01/26	87	82,141
3.20%, 06/15/26	171	160,771
2.95%, 10/01/26(b)	500	462,953
7.63%, 10/15/26(b)	87	91,526
4.13%, 12/15/26	87	82,688
4.25%, 10/01/27	87	82,553
3.63%, 12/01/27	171	157,555
6.40%, 05/15/38(b)	389	404,796
5.50%, 10/15/40(b)	66	62,352
5.60%, 07/15/41(b)	96	91,346
5.40%, 01/06/42	71	66,352
5.63%, 08/16/43(b)	87	81,818
4.85%, 02/01/44(b)	74	64,455
4.95%, 06/01/45	214	182,951
(1-day SOFR + 0.61%), 1.56%, 12/10/25(c)	171	161,609
(1-day SOFR + 0.77%), 1.47%, 09/22/27(c)	171	149,811
(1-day SOFR + 0.89%), 1.58%, 04/22/27(c)	875	780,878

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 0.92%), 2.60%, 02/24/26(b)(c)	$118	$112,340
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	240	202,226
(1-day SOFR + 1.07%), 5.55%, 12/15/25(c)	300	297,908
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	341	258,605
(1-day SOFR + 1.16%), 2.30%, 10/15/25(c)	87	83,446
(1-day SOFR + 1.17%), 2.95%, 02/24/28(c)	111	100,694
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	276	213,595
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)(c)	403	320,839
(1-day SOFR + 1.32%), 4.08%, 04/26/26(c)	451	437,680
(1-day SOFR + 1.46%), 3.16%, 04/22/42(c)	392	269,344
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)(c)	472	447,834
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	200	129,975
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)(c)	200	186,567
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	67	60,397
(1-day SOFR + 1.85%), 2.08%, 04/22/26(c)	200	187,721
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	245	232,328
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	200	192,793
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)(c)	275	222,909
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)(c)	445	409,422
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)(c)	291	180,676
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)(c)	200	192,256
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(b)(c)	600	533,972
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	171	128,620
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)(c)	171	155,107
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	400	315,530
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)(c)	381	351,119
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)(c)	171	152,512
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	100	72,531
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)(c)	400	334,507
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	257	161,424
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	202	187,205
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(c)	223	209,993
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(b)(c)	427	398,587
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(c)	341	317,596
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	171	136,536
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)(c)	300	275,848
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	427	311,550
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	87	65,194
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	171	133,034
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)(c)	189	131,354

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	$341	$280,174
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)(c)	341	312,227
Kimberly-Clark Corp.(b)
2.75%, 02/15/26	87	82,226
2.00%, 11/02/31	75	59,169
4.50%, 02/16/33	100	94,694
5.30%, 03/01/41	87	83,401
3.20%, 07/30/46	74	49,936
2.88%, 02/07/50	140	89,450
Lloyds Banking Group PLC
4.50%, 11/04/24(b)	490	478,957
4.34%, 01/09/48(b)	249	170,761
(1-year CMT + 1.00%), 2.44%, 02/05/26(c)	340	322,157
(1-year CMT + 1.48%), 5.99%, 08/07/27(c)	250	247,749
(1-year CMT + 1.60%), 3.51%, 03/18/26(c)	215	206,200
(1-year CMT + 1.70%), 5.87%, 03/06/29(b)(c)	200	195,559
(1-year CMT + 1.80%), 3.75%, 03/18/28(c)	222	203,864
(1-year CMT + 2.30%), 4.98%, 08/11/33(b)(c)	200	177,485
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	225	232,724
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25(b)	500	474,084
3.85%, 03/01/26(b)	500	477,748
2.76%, 09/13/26(b)	250	229,081
3.29%, 07/25/27(b)	171	156,973
3.96%, 03/02/28(b)	171	160,422
3.74%, 03/07/29	341	310,027
2.56%, 02/25/30(b)	349	285,716
4.29%, 07/26/38(b)	87	73,356
(1-year CMT + 0.83%), 2.34%, 01/19/28(c)	220	195,704
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	200	153,250
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	215	165,473
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	200	157,194
(1-year CMT + 1.13%), 3.84%, 04/17/26(b)(c)	220	212,429
(1-year CMT + 1.30%), 4.08%, 04/19/28(c)	220	206,596
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	200	195,656
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	200	193,505
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	250	234,047
(1-year CMT + 2.13%), 5.47%, 09/13/33(c)	200	191,726
Mizuho Financial Group, Inc.(c)
(1-year CMT + 0.67%), 1.23%, 05/22/27	349	307,984
(1-year CMT + 0.90%), 2.65%, 05/22/26(b)	300	282,825
(1-year CMT + 1.25%), 3.26%, 05/22/30	380	327,005
(1-year CMT + 1.65%), 5.78%, 07/06/29	200	197,222
(1-year CMT + 1.90%), 5.75%, 07/06/34	200	190,914
(1-year CMT + 2.05%), 5.41%, 09/13/28	520	508,947
(1-year CMT + 2.40%), 5.67%, 09/13/33	520	497,030
Morgan Stanley
3.70%, 10/23/24(b)	257	251,122
4.00%, 07/23/25	343	331,579
5.00%, 11/24/25	214	209,749
3.88%, 01/27/26(b)	300	286,816
3.13%, 07/27/26	87	80,805
4.35%, 09/08/26(b)	257	245,044
3.63%, 01/20/27(b)	341	318,335
3.95%, 04/23/27	87	80,808
3.59%, 07/22/28(c)	384	350,354
7.25%, 04/01/32(b)	50	54,775

26

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Morgan Stanley (continued)
3.97%, 07/22/38(b)(c)	$171	$135,635
6.38%, 07/24/42(b)	181	187,329
4.30%, 01/27/45	171	135,108
4.38%, 01/22/47	257	203,280
(1-day SOFR + 0.56%), 1.16%, 10/21/25(c)	511	482,368
(1-day SOFR + 0.72%), 0.99%, 12/10/26(c)	307	273,891
(1-day SOFR + 0.86%), 1.51%, 07/20/27(c)	326	288,051
(1-day SOFR + 0.88%), 1.59%, 05/04/27(c)	66	58,745
(1-day SOFR + 0.94%), 2.63%, 02/18/26(c)	324	308,393
(1-day SOFR + 1.00%), 2.48%, 01/21/28(c)	244	217,555
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)(c)	300	222,840
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)(c)	338	250,305
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	341	278,805
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	387	291,677
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)(c)	281	214,898
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)(c)	343	270,115
(1-day SOFR + 1.30%), 5.05%, 01/28/27(c)	105	102,924
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	459	333,412
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)(c)	221	128,660
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	535	368,613
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	255	245,324
(1-day SOFR + 1.61%), 4.21%, 04/20/28(c)	646	607,422
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	40	38,979
(1-day SOFR + 1.67%), 4.68%, 07/17/26(c)	130	126,642
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	95	91,486
(1-day SOFR + 1.77%), 6.14%, 10/16/26(c)	400	400,380
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	255	236,762
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	40	37,732
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)(c)	70	63,604
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	200	201,140
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	114	101,576
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	400	344,589
(1-day SOFR + 4.84%), 5.60%, 03/24/51(c)	171	160,207
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	410	373,860
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	211	176,186
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	130	120,269
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)(c)	90	84,121
Nasdaq, Inc.(b)
3.85%, 06/30/26	104	99,157
1.65%, 01/15/31	57	43,044
3.25%, 04/28/50	70	43,722
National Rural Utilities Cooperative Finance Corp., 5.05%, 09/15/28	50	49,120
NatWest Group PLC(c)
(1-year CMT + 2.10%), 6.02%, 03/02/34(b)	200	191,945
(1-year CMT + 2.85%), 7.47%, 11/10/26	500	510,055
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30	450	419,345
(5-year CMT + 2.35%), 3.03%, 11/28/35(b)	300	225,785
ORIX Corp.
5.00%, 09/13/27	100	97,824
2.25%, 03/09/31(b)	87	68,501
4.00%, 04/13/32(b)	67	58,888
5.20%, 09/13/32(b)	100	95,722
Radian Group, Inc.
4.50%, 10/01/24(b)	50	48,542
6.63%, 03/15/25(b)	50	49,700

Security	Par (000)	Value

Financial Services (continued)
Radian Group, Inc. (continued)
4.88%, 03/15/27	$50	$46,719
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	490	467,705
5.46%, 01/13/26	290	287,114
3.78%, 03/09/26(b)	211	200,889
2.63%, 07/14/26(b)	171	156,968
1.40%, 09/17/26	218	191,715
3.01%, 10/19/26(b)	87	80,100
2.17%, 01/14/27	200	177,886
3.36%, 07/12/27(b)	171	156,698
3.35%, 10/18/27(b)	87	79,122
1.90%, 09/17/28(b)	218	179,918
3.04%, 07/16/29(b)	300	256,273
3.20%, 09/17/29(b)	87	74,851
2.72%, 09/27/29	522	436,066
2.13%, 07/08/30	200	156,519
2.22%, 09/17/31(b)	265	201,046
5.77%, 01/13/33	300	293,195
2.93%, 09/17/41(b)	70	45,648
Voya Financial, Inc., 5.70%, 07/15/43	87	76,207

		96,319,340

Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26(b)	300	278,935
2.90%, 03/01/32(b)	67	55,805
4.50%, 08/15/33(b)	100	92,952
4.54%, 03/26/42	37	31,209
4.02%, 04/16/43	66	51,208
3.75%, 09/15/47(b)	171	126,103
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(b)	171	159,199
2.75%, 05/14/31	121	98,004
Conagra Brands, Inc., 5.30%, 10/01/26	50	49,492
Flowers Foods, Inc., 2.40%, 03/15/31	60	47,166
General Mills, Inc., 4.95%, 03/29/33(b)	30	28,109
Hershey Co.
2.05%, 11/15/24(b)	87	83,759
2.45%, 11/15/29(b)	87	74,796
3.13%, 11/15/49	87	57,446
Hormel Foods Corp.
1.70%, 06/03/28(b)	223	190,508
3.05%, 06/03/51	87	55,801
J M Smucker Co.
3.50%, 03/15/25	214	207,128
4.25%, 03/15/35	87	73,371
4.38%, 03/15/45	87	66,630
3.55%, 03/15/50(b)	70	45,227
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl, 7.25%, 11/15/53(f)	50	48,338
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 6.75%, 03/15/34(b)(f)	50	48,650
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28(b)	100	95,160
3.00%, 05/15/32	250	188,595
5.75%, 04/01/33	100	91,456
6.50%, 12/01/52	250	223,824
McCormick and Co., Inc., 4.95%, 04/15/33	100	93,046

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
Mondelez International, Inc.
1.50%, 05/04/25	$62	$58,003
2.63%, 03/17/27(b)	341	310,373
2.75%, 04/13/30	160	134,606
1.50%, 02/04/31	100	75,058
1.88%, 10/15/32(b)	87	64,938
2.63%, 09/04/50	70	40,401
Pilgrim’s Pride Corp.
3.50%, 03/01/32	150	115,995
6.25%, 07/01/33(b)	125	117,474
Tyson Foods, Inc.
3.55%, 06/02/27(b)	171	158,466
4.88%, 08/15/34(b)	70	63,347
5.15%, 08/15/44	87	72,645
4.55%, 06/02/47	87	65,509
5.10%, 09/28/48(b)	150	121,982
Unilever Capital Corp.(b)
4.88%, 09/08/28	100	98,506
5.00%, 12/08/33	100	96,841

		4,256,061

Gas Utilities — 0.0%
National Fuel Gas Co., 5.50%, 10/01/26(b)	20	19,725
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33(b)	40	38,136
Southern California Gas Co., 5.20%, 06/01/33	40	37,841
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	50	49,016

		144,718

Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	130	125,857
7.00%, 12/15/25(b)	87	89,864
3.25%, 06/15/27(b)	300	281,448
5.40%, 06/01/41(b)	50	47,414
4.40%, 03/15/42	53	44,073
4.38%, 09/01/42	87	72,045
4.45%, 03/15/43	70	58,493
5.15%, 09/01/43	87	79,701
4.90%, 04/01/44	87	76,986
4.55%, 09/01/44	87	73,195
4.15%, 04/01/45	87	69,070
4.70%, 09/01/45	87	74,170
3.90%, 08/01/46	141	105,984
4.13%, 06/15/47	87	68,147
4.05%, 06/15/48(b)	60	46,309
4.15%, 12/15/48	87	68,226
3.05%, 02/15/51	71	44,955
3.30%, 09/15/51	171	114,638
4.45%, 01/15/53	200	165,639
5.20%, 04/15/54	120	109,939
Canadian National Railway Co.
2.95%, 11/21/24(b)	76	73,652
2.75%, 03/01/26	97	91,094
3.85%, 08/05/32	100	89,072
3.20%, 08/02/46	140	94,362
3.65%, 02/03/48(b)	57	42,069
2.45%, 05/01/50(b)	81	46,066
4.40%, 08/05/52	80	66,453
Canadian Pacific Railway Co.
2.90%, 02/01/25(b)	171	164,608
1.75%, 12/02/26(b)	72	64,237

Security	Par (000)	Value

Ground Transportation (continued)
Canadian Pacific Railway Co. (continued)
2.88%, 11/15/29	$63	$54,227
7.13%, 10/15/31	87	93,586
2.45%, 12/02/31(b)	119	102,842
4.80%, 09/15/35	87	79,478
3.00%, 12/02/41(b)	73	56,815
4.80%, 08/01/45	191	160,864
4.70%, 05/01/48	87	72,013
3.50%, 05/01/50(b)	87	59,577
3.10%, 12/02/51(b)	103	64,394
4.20%, 11/15/69(b)	78	55,520
6.13%, 09/15/2115(b)	87	84,652
CSX Corp.
3.35%, 11/01/25	87	83,312
3.25%, 06/01/27(b)	341	316,934
3.80%, 03/01/28(b)	227	213,167
2.40%, 02/15/30(b)	87	72,398
4.10%, 11/15/32(b)	50	44,963
5.20%, 11/15/33	100	96,716
4.75%, 05/30/42(b)	189	162,382
4.30%, 03/01/48	130	102,762
3.35%, 09/15/49	75	50,015
3.80%, 04/15/50	96	69,291
3.95%, 05/01/50	79	58,739
2.50%, 05/15/51	75	41,743
4.50%, 11/15/52(b)	50	40,708
4.50%, 08/01/54(b)	87	69,984
4.65%, 03/01/68	137	109,408
Norfolk Southern Corp.
3.15%, 06/01/27(b)	153	141,304
2.55%, 11/01/29	58	48,983
5.05%, 08/01/30(b)	175	168,613
3.00%, 03/15/32(b)	81	66,738
4.45%, 03/01/33(b)	150	136,976
3.95%, 10/01/42(b)	74	56,733
4.45%, 06/15/45	87	69,514
3.94%, 11/01/47(b)	80	59,507
4.15%, 02/28/48	87	66,621
3.40%, 11/01/49	59	38,945
3.05%, 05/15/50(b)	105	65,134
2.90%, 08/25/51(b)	74	44,223
3.70%, 03/15/53(b)	58	39,880
4.55%, 06/01/53	40	32,296
5.35%, 08/01/54(b)	140	127,897
3.16%, 05/15/55	171	104,617
4.10%, 05/15/2121(b)	50	32,484
Union Pacific Corp.
3.25%, 08/15/25(b)	87	83,528
4.75%, 02/21/26(b)	200	197,494
2.75%, 03/01/26	171	160,670
2.15%, 02/05/27(b)	57	51,453
3.95%, 09/10/28(b)	171	161,327
3.70%, 03/01/29(b)	171	158,666
2.38%, 05/20/31	221	178,925
2.80%, 02/14/32	64	52,814
4.50%, 01/20/33(b)	100	93,105
3.38%, 02/01/35	87	70,282
3.60%, 09/15/37(b)	214	172,019
3.20%, 05/20/41	75	54,005
3.38%, 02/14/42(b)	82	60,211

28

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
Union Pacific Corp. (continued)
4.05%, 11/15/45	$87	$66,033
4.05%, 03/01/46	74	56,321
4.50%, 09/10/48	87	71,865
3.25%, 02/05/50(b)	189	127,280
3.80%, 10/01/51(b)	87	64,064
2.95%, 03/10/52(b)	59	36,303
3.50%, 02/14/53(b)	89	61,737
4.95%, 05/15/53(b)	200	178,994
3.95%, 08/15/59	135	96,928
3.84%, 03/20/60	249	174,511
3.80%, 04/06/71(b)	141	95,110
3.85%, 02/14/72(b)	69	47,061

		8,835,427

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.88%, 09/15/25	45	43,781
3.75%, 11/30/26(b)	243	233,204
1.15%, 01/30/28(b)	92	78,335
1.40%, 06/30/30(b)	79	62,767
4.75%, 11/30/36(b)	384	364,817
5.30%, 05/27/40(b)	87	85,363
4.75%, 04/15/43	87	78,832
Baxter International, Inc.
2.60%, 08/15/26	127	116,392
2.27%, 12/01/28(b)	309	260,610
3.95%, 04/01/30	87	77,477
3.50%, 08/15/46(b)	87	55,072
3.13%, 12/01/51(b)	79	47,009
Becton Dickinson & Co.
3.73%, 12/15/24(b)	60	58,518
3.70%, 06/06/27(b)	279	261,462
4.69%, 02/13/28(b)	95	92,100
2.82%, 05/20/30	82	69,036
1.96%, 02/11/31	185	144,438
4.30%, 08/22/32(b)	80	72,337
4.69%, 12/15/44	107	89,931
4.67%, 06/06/47	87	72,404
3.79%, 05/20/50(b)	37	26,658
Boston Scientific Corp.
2.65%, 06/01/30(b)	171	142,927
4.55%, 03/01/39(b)	130	111,837
4.70%, 03/01/49	93	78,237
Danaher Corp.
3.35%, 09/15/25(b)	75	72,053
4.38%, 09/15/45	75	62,338
2.60%, 10/01/50(b)	87	50,980
2.80%, 12/10/51(b)	140	85,332
DH Europe Finance II SARL
2.20%, 11/15/24(b)	171	164,397
2.60%, 11/15/29	79	67,887
3.25%, 11/15/39(b)	71	53,295
3.40%, 11/15/49(b)	117	80,992
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	175	174,123
5.60%, 11/15/25	150	149,134
5.65%, 11/15/27	200	199,672
6.38%, 11/22/52	100	101,624
Koninklijke Philips NV, 5.00%, 03/15/42	87	73,218
Medtronic Global Holdings SCA
4.25%, 03/30/28	35	33,501

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Medtronic Global Holdings SCA (continued)
4.50%, 03/30/33(b)	$70	$65,209
Medtronic, Inc., 4.38%, 03/15/35	362	327,897
MyMichigan Health, Series 2020, 3.41%, 06/01/50	47	30,144
Revvity, Inc.
1.90%, 09/15/28(b)	90	74,701
2.25%, 09/15/31	219	166,446
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	216	175,166
Stryker Corp.
3.38%, 11/01/25(b)	100	95,706
3.50%, 03/15/26	87	82,922
4.63%, 03/15/46(b)	214	180,226
2.90%, 06/15/50(b)	87	53,301
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26(b)	100	98,984
4.80%, 11/21/27(b)	65	64,246
1.75%, 10/15/28(b)	67	56,695
2.60%, 10/01/29	168	144,492
4.98%, 08/10/30(b)	65	63,268
2.00%, 10/15/31(b)	87	67,477
4.95%, 11/21/32(b)	95	91,315
5.09%, 08/10/33	80	77,356
2.80%, 10/15/41	243	163,758
4.10%, 08/15/47	87	69,506
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	189	148,950
4.45%, 08/15/45(b)	87	68,006

		6,457,861

Health Care Providers & Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(b)	73	43,928
Adventist Health System, 3.63%, 03/01/49	70	45,642
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	64,410
3.39%, 10/15/49	79	54,194
Aetna, Inc.
3.50%, 11/15/24	81	78,873
6.75%, 12/15/37	225	232,970
4.50%, 05/15/42	87	68,744
4.75%, 03/15/44(b)	76	61,942
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51(b)	82	48,538
Allina Health System, Series 2021, 2.90%, 11/15/51(b)	70	41,922
Ascension Health
3.95%, 11/15/46(b)	157	121,496
Series B, 2.53%, 11/15/29	53	45,153
Series B, 3.11%, 11/15/39	52	37,341
Banner Health(b)
2.91%, 01/01/42	76	51,434
2.91%, 01/01/51	78	46,898
Series 2020, 3.18%, 01/01/50	63	41,432
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	43,094
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50(b)	72	53,245
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	48,919
Series 2021, 2.84%, 11/15/50	203	122,480
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	49,556

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30(b)	$70	$62,039
Series 2018, 4.30%, 07/01/28	64	60,512
Series 20-2, 3.21%, 06/01/50	60	37,580
Cardinal Health, Inc.
3.50%, 11/15/24	87	84,457
3.75%, 09/15/25(b)	87	83,539
4.60%, 03/15/43	50	38,896
4.37%, 06/15/47	87	65,641
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31(b)	70	55,079
Cencora, Inc.
3.45%, 12/15/27	130	120,581
2.80%, 05/15/30(b)	71	59,511
2.70%, 03/15/31	87	70,818
4.25%, 03/01/45(b)	87	66,247
Centene Corp.
2.45%, 07/15/28	450	380,180
4.63%, 12/15/29(b)	700	630,441
3.00%, 10/15/30	200	161,322
2.50%, 03/01/31	350	268,876
Children’s Health System of Texas, 2.51%, 08/15/50(b)	71	39,516
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(b)	70	55,739
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50(b)	51	30,267
CHRISTUS Health, Series C, 4.34%, 07/01/28(b)	55	52,176
CommonSpirit Health
1.55%, 10/01/25	64	58,705
3.35%, 10/01/29	194	169,363
2.78%, 10/01/30	78	64,203
4.19%, 10/01/49	71	52,970
6.46%, 11/01/52(b)	69	71,876
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	75	45,201
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	85	59,490
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	30,400
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48(b)	74	53,972
Dignity Health, 5.27%, 11/01/64(b)	74	62,830
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	46,726
Elevance Health, Inc.
2.38%, 01/15/25	57	54,429
5.35%, 10/15/25	40	39,748
1.50%, 03/15/26(b)	170	153,967
3.65%, 12/01/27(b)	171	158,500
2.25%, 05/15/30(b)	136	110,644
2.55%, 03/15/31	121	98,055
4.10%, 05/15/32(b)	61	54,333
5.50%, 10/15/32(b)	100	98,424
4.75%, 02/15/33(b)	120	111,694
4.63%, 05/15/42	150	125,811
5.10%, 01/15/44(b)	155	135,982
4.65%, 08/15/44	62	51,297
4.38%, 12/01/47(b)	171	136,058
4.55%, 03/01/48	80	64,936
3.70%, 09/15/49	150	104,158

Security	Par (000)	Value

Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
3.13%, 05/15/50(b)	$146	$91,834
3.60%, 03/15/51(b)	170	116,647
4.55%, 05/15/52	61	49,353
5.13%, 02/15/53(b)	150	132,429
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	45,282
Series 2020, 2.88%, 09/01/50	136	81,516
Hartford HealthCare Corp., 3.45%, 07/01/54	62	40,044
HCA, Inc.
5.25%, 04/15/25	171	168,885
5.25%, 06/15/26(b)	171	167,407
5.38%, 09/01/26	200	196,280
3.13%, 03/15/27	78	70,870
5.20%, 06/01/28(b)	40	38,659
5.63%, 09/01/28	250	243,765
5.88%, 02/01/29	250	245,945
4.13%, 06/15/29(b)	130	117,687
3.50%, 09/01/30	200	169,205
2.38%, 07/15/31	171	130,882
3.63%, 03/15/32(b)	100	82,889
5.50%, 06/01/33(b)	80	75,658
5.13%, 06/15/39(b)	171	148,129
5.50%, 06/15/47	171	145,959
5.25%, 06/15/49	214	175,798
3.50%, 07/15/51	155	96,796
4.63%, 03/15/52	100	75,080
5.90%, 06/01/53	75	67,539
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	70	51,378
Humana, Inc.
3.85%, 10/01/24	87	85,216
1.35%, 02/03/27	132	115,000
5.75%, 03/01/28	60	60,214
3.70%, 03/23/29(b)	62	56,558
3.13%, 08/15/29(b)	87	76,097
2.15%, 02/03/32(b)	81	61,207
5.88%, 03/01/33	50	49,706
4.63%, 12/01/42(b)	171	139,349
4.95%, 10/01/44	87	73,243
4.80%, 03/15/47	70	58,140
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51(b)	87	52,744
Inova Health System Foundation, 4.07%, 05/15/52(b)	74	57,888
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	44,908
Johns Hopkins Health System Corp., 3.84%, 05/15/46(b)	62	46,178
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	81,403
4.15%, 05/01/47(b)	191	151,402
Series 2019, 3.27%, 11/01/49(b)	82	54,896
Series 2021, 2.81%, 06/01/41(b)	101	67,836
Series 2021, 3.00%, 06/01/51(b)	116	73,019
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48(b)	85	62,277
Series 2020, 3.19%, 07/01/49(b)	87	57,041
Series 2020, 3.34%, 07/01/60	71	44,519
Mayo Clinic
Series 2016, 4.13%, 11/15/52(b)	75	58,954

30

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Mayo Clinic (continued)
Series 2021, 3.20%, 11/15/61	$66	$40,765
McKesson Corp., 1.30%, 08/15/26(b)	155	137,930
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49(b)	74	49,469
Memorial Health Services, 3.45%, 11/01/49(b)	62	42,514
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	63,506
4.13%, 07/01/52(b)	70	54,175
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	44,891
Montefiore Obligated Group, 4.29%, 09/01/50	64	37,236
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	57	40,469
Mount Sinai Hospitals Group, Inc.
Series 2019, 3.74%, 07/01/49(b)	75	51,660
Series 2020, 3.39%, 07/01/50	66	41,738
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52(b)	73	61,849
New York and Presbyterian Hospital
2.26%, 08/01/40	87	53,286
4.02%, 08/01/45(b)	53	41,289
2.61%, 08/01/60(b)	87	44,665
Series 2019, 3.95%, 08/01/2119(b)	72	46,933
Northwell Healthcare, Inc.
3.98%, 11/01/46	70	50,652
4.26%, 11/01/47(b)	70	52,507
3.81%, 11/01/49(b)	57	39,076
Novant Health, Inc.
2.64%, 11/01/36	72	52,130
3.17%, 11/01/51	76	48,946
3.32%, 11/01/61(b)	76	47,053
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	70	49,102
OhioHealth Corp., 2.83%, 11/15/41	59	39,385
Orlando Health Obligated Group(b)
4.09%, 10/01/48	29	21,740
3.33%, 10/01/50	67	43,842
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	63,114
Series 2020, 1.38%, 11/15/25(b)	24	21,787
Series 2020, 3.22%, 11/15/50(b)	73	43,709
Piedmont Healthcare, Inc.
2.86%, 01/01/52(b)	66	38,591
Series 2042, 2.72%, 01/01/42	58	37,125
Presbyterian Healthcare Services, 4.88%, 08/01/52(b)	60	53,566
Providence St Joseph Health Obligated Group(b)
Series 19A, 2.53%, 10/01/29	82	68,463
Series 21A, 2.70%, 10/01/51	76	41,601
Series A, 3.93%, 10/01/48	77	53,745
Queen’s Health Systems, 4.81%, 07/01/52(b)	67	57,940
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51(b)	63	40,447
RWJ Barnabas Health, Inc., 3.95%, 07/01/46(b)	80	60,093
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(b)	62	36,448
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	71	43,730
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	52,955
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	47,262

Security	Par (000)	Value

Health Care Providers & Services (continued)
Summa Health, 3.51%, 11/15/51(b)	$70	$45,277
Sutter Health
Series 2018, 4.09%, 08/15/48	80	60,019
Series 20A, 2.29%, 08/15/30	66	53,245
Series 20A, 3.16%, 08/15/40(b)	62	42,860
Series 20A, 3.36%, 08/15/50	59	38,563
Series 20-A, 1.32%, 08/15/25(b)	71	65,040
Texas Health Resources, 2.33%, 11/15/50	58	30,893
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48	73	52,510
Series 2021, 2.63%, 12/01/40	83	55,088
UnitedHealth Group, Inc.
5.00%, 10/15/24	50	49,777
3.75%, 07/15/25(b)	171	166,348
5.15%, 10/15/25(b)	25	24,926
1.25%, 01/15/26	74	67,424
3.10%, 03/15/26	87	82,576
1.15%, 05/15/26(b)	171	153,825
3.45%, 01/15/27(b)	87	82,260
3.38%, 04/15/27	171	160,427
5.25%, 02/15/28(b)	40	40,068
3.85%, 06/15/28(b)	171	161,340
4.25%, 01/15/29	140	133,285
4.00%, 05/15/29	120	112,304
2.88%, 08/15/29(b)	124	108,924
5.30%, 02/15/30(b)	300	298,135
2.00%, 05/15/30	79	63,970
2.30%, 05/15/31	197	159,164
5.35%, 02/15/33(b)	180	178,052
4.50%, 04/15/33	140	129,543
4.63%, 07/15/35(b)	97	89,559
5.80%, 03/15/36	120	121,633
6.88%, 02/15/38	74	82,505
3.50%, 08/15/39	111	85,469
2.75%, 05/15/40(b)	75	50,957
5.95%, 02/15/41	74	73,969
3.05%, 05/15/41(b)	216	152,399
4.63%, 11/15/41	104	89,790
3.95%, 10/15/42(b)	53	41,736
4.25%, 03/15/43	87	71,384
4.75%, 07/15/45	107	92,875
4.20%, 01/15/47(b)	130	104,006
4.25%, 04/15/47	171	136,022
3.75%, 10/15/47(b)	87	63,985
4.45%, 12/15/48	171	141,061
3.70%, 08/15/49	257	184,990
2.90%, 05/15/50(b)	221	135,694
3.25%, 05/15/51	87	57,173
4.75%, 05/15/52	100	85,265
5.88%, 02/15/53	270	270,960
5.05%, 04/15/53(b)	140	125,253
3.88%, 08/15/59	171	121,646
4.95%, 05/15/62(b)	200	172,401
6.05%, 02/15/63(b)	110	111,298
5.20%, 04/15/63	90	80,346
Universal Health Services, Inc.
1.65%, 09/01/26	155	136,627
2.65%, 10/15/30(b)	50	38,971
WakeMed, Series A, 3.29%, 10/01/52(b)	66	41,085

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(b)	$60	$34,425
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	64,716
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	64	34,329

		18,458,867

Health Care Technology — 0.0%
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	48,434
Laboratory Corp. of America Holdings
2.30%, 12/01/24(b)	171	163,842
3.60%, 02/01/25	75	72,619
1.55%, 06/01/26	90	80,620
3.60%, 09/01/27(b)	87	81,466
2.70%, 06/01/31(b)	49	39,691
4.70%, 02/01/45	79	64,386
Quest Diagnostics, Inc.
3.50%, 03/30/25	65	62,688
4.20%, 06/30/29	87	81,221
2.95%, 06/30/30(b)	75	62,959
2.80%, 06/30/31	71	58,342
4.70%, 03/30/45(b)	87	71,126

		887,394

Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc., 3.70%, 12/01/29	70	60,439
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	71	69,537
Hyatt Hotels Corp.
4.38%, 09/15/28	76	70,266
5.75%, 04/23/30(b)	87	84,342
Marriott International, Inc.
5.00%, 10/15/27(b)	55	53,599
5.55%, 10/15/28	50	49,441
Series EE, 5.75%, 05/01/25	106	105,793
Series FF, 4.63%, 06/15/30(b)	171	157,518
Series GG, 3.50%, 10/15/32	171	139,912
Series R, 3.13%, 06/15/26(b)	171	159,851
Series X, 4.00%, 04/15/28(b)	171	158,600
McDonald’s Corp.
3.38%, 05/26/25(b)	87	84,000
3.30%, 07/01/25(b)	60	57,781
3.70%, 01/30/26(b)	171	164,448
3.50%, 03/01/27(b)	171	160,940
3.50%, 07/01/27(b)	240	224,774
3.80%, 04/01/28(b)	171	160,779
4.80%, 08/14/28(b)	50	48,905
4.95%, 08/14/33(b)	75	71,541
4.70%, 12/09/35	79	72,075
6.30%, 03/01/38	171	178,208
3.70%, 02/15/42(b)	74	55,448
4.60%, 05/26/45	171	142,537
4.88%, 12/09/45	171	148,040
4.45%, 03/01/47	87	70,865
3.63%, 09/01/49	151	106,327
4.20%, 04/01/50	88	68,313
5.15%, 09/09/52(b)	100	89,606
5.45%, 08/14/53(b)	75	70,522

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.
3.80%, 08/15/25	$171	$165,553
4.75%, 02/15/26	50	49,264
4.00%, 11/15/28(b)	87	81,796
3.55%, 08/15/29(b)	214	193,588
2.55%, 11/15/30	140	114,956
3.00%, 02/14/32(b)	132	109,215
4.80%, 02/15/33(b)	100	94,095
3.75%, 12/01/47	171	120,832
3.35%, 03/12/50	171	112,376
3.50%, 11/15/50(b)	140	94,553

		4,220,635

Household Durables — 0.1%
DR Horton, Inc.(b)
2.50%, 10/15/24	75	72,365
1.30%, 10/15/26	174	152,574
1.40%, 10/15/27	171	145,254
Leggett & Platt, Inc.(b)
3.80%, 11/15/24	70	68,192
4.40%, 03/15/29	171	158,251
3.50%, 11/15/51	105	66,722
Lennar Corp.(b)
4.75%, 05/30/25	41	40,110
4.75%, 11/29/27	141	135,831
MDC Holdings, Inc.
2.50%, 01/15/31	70	52,272
6.00%, 01/15/43	71	59,422
Mohawk Industries, Inc., 5.85%, 09/18/28(b)	50	49,631
PulteGroup, Inc., 7.88%, 06/15/32(b)	171	189,022
Toll Brothers Finance Corp.
4.88%, 11/15/25(b)	74	71,941
4.88%, 03/15/27	75	71,835
4.35%, 02/15/28	75	69,630
Whirlpool Corp.
2.40%, 05/15/31(b)	86	67,917
4.70%, 05/14/32(b)	70	64,028
5.50%, 03/01/33	50	47,913
4.50%, 06/01/46(b)	87	66,781

		1,649,691

Household Products — 0.0%
Church & Dwight Co., Inc.
2.30%, 12/15/31(b)	171	136,759
5.60%, 11/15/32	140	140,395

		277,154

Industrial Conglomerates — 0.0%
General Electric Co., Series A, 6.75%, 03/15/32(b)	200	216,810
Pentair Finance SARL, 5.90%, 07/15/32	100	97,674

		314,484

Insurance — 0.7%
Aflac, Inc.(b)
1.13%, 03/15/26	171	153,324
2.88%, 10/15/26	130	120,376
4.75%, 01/15/49	87	72,582
Alleghany Corp.
3.63%, 05/15/30	121	108,521
3.25%, 08/15/51	171	110,778
Allstate Corp.
3.28%, 12/15/26(b)	130	121,512
5.25%, 03/30/33(b)	20	18,854

32

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (continued)
5.55%, 05/09/35	$160	$153,829
4.50%, 06/15/43	53	42,140
4.20%, 12/15/46	100	73,947
3.85%, 08/10/49(b)	71	50,097
American Financial Group, Inc., 4.50%, 06/15/47	130	96,399
American International Group, Inc.
2.50%, 06/30/25(b)	114	107,540
3.90%, 04/01/26(b)	120	114,886
5.13%, 03/27/33(b)	70	65,132
6.25%, 05/01/36(b)	100	99,093
4.80%, 07/10/45	130	108,512
4.75%, 04/01/48	171	140,607
4.38%, 06/30/50	87	67,427
Aon Corp.(b)
4.50%, 12/15/28	171	162,892
3.75%, 05/02/29	171	155,026
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27(b)	55	49,943
2.05%, 08/23/31	87	66,360
2.60%, 12/02/31	59	46,596
5.00%, 09/12/32(b)	270	253,097
5.35%, 02/28/33(b)	25	23,966
3.90%, 02/28/52	81	57,889
Aon Global Ltd.
3.88%, 12/15/25(b)	104	100,026
4.60%, 06/14/44	87	70,162
4.75%, 05/15/45	87	71,877
Arch Capital Finance LLC, 4.01%, 12/15/26	171	162,017
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	56,499
Arthur J Gallagher & Co.
2.40%, 11/09/31	87	66,758
3.50%, 05/20/51	87	56,462
5.75%, 03/02/53(b)	16	14,656
Athene Holding Ltd.
6.15%, 04/03/30(b)	100	98,814
6.65%, 02/01/33(b)	100	99,213
3.95%, 05/25/51	66	43,298
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(b)	133	122,005
1.85%, 03/12/30	87	71,242
1.45%, 10/15/30(b)	155	120,782
4.40%, 05/15/42(b)	74	64,322
4.30%, 05/15/43	87	73,665
4.25%, 01/15/49(b)	171	140,108
2.85%, 10/15/50(b)	171	106,391
2.50%, 01/15/51(b)	132	76,343
3.85%, 03/15/52	400	298,364
Berkshire Hathaway, Inc.(b)
3.13%, 03/15/26	240	228,973
4.50%, 02/11/43	200	176,969
Brighthouse Financial, Inc.(b)
5.63%, 05/15/30	71	66,445
4.70%, 06/22/47	103	71,536
Brown & Brown, Inc.
2.38%, 03/15/31	171	132,127
4.95%, 03/17/52(b)	65	51,760
Chubb Corp.
6.00%, 05/11/37	50	50,901
Series 1, 6.50%, 05/15/38	74	78,550

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings, Inc.
3.15%, 03/15/25	$171	$164,832
3.35%, 05/03/26	138	130,894
1.38%, 09/15/30	346	263,771
6.70%, 05/15/36(b)	150	160,921
4.15%, 03/13/43	53	42,746
2.85%, 12/15/51(b)	87	53,787
3.05%, 12/15/61(b)	59	35,283
CNA Financial Corp.
4.50%, 03/01/26(b)	62	59,983
3.90%, 05/01/29	87	79,431
Corebridge Financial, Inc.
3.50%, 04/04/25	75	71,957
3.65%, 04/05/27	75	69,430
3.85%, 04/05/29(b)	175	157,200
3.90%, 04/05/32	75	63,112
4.35%, 04/05/42	75	56,711
4.40%, 04/05/52	75	54,868
(5-year CMT + 3.85%), 6.88%, 12/15/52(c)	100	95,799
Enstar Group Ltd., 3.10%, 09/01/31	124	93,318
Equitable Holdings, Inc.
4.35%, 04/20/28(b)	171	159,202
5.59%, 01/11/33(b)	150	142,057
5.00%, 04/20/48	130	104,523
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	87	55,773
3.13%, 10/15/52(b)	155	91,853
F&G Annuities & Life, Inc., 7.40%, 01/13/28(b)	50	49,878
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30(b)	171	153,710
Fidelity National Financial, Inc.(b)
3.40%, 06/15/30	87	73,930
3.20%, 09/17/51	58	31,933
First American Financial Corp.
4.60%, 11/15/24(b)	70	68,644
2.40%, 08/15/31	78	57,858
Globe Life, Inc., 2.15%, 08/15/30	40	31,023
Hanover Insurance Group, Inc.
4.50%, 04/15/26	104	100,229
2.50%, 09/01/30(b)	87	66,683
Hartford Financial Services Group, Inc.(b)
2.80%, 08/19/29	87	74,627
5.95%, 10/15/36	100	98,265
6.10%, 10/01/41	74	71,772
2.90%, 09/15/51	71	41,761
Jackson Financial, Inc., 3.13%, 11/23/31(b)	171	131,058
Kemper Corp., 3.80%, 02/23/32	74	58,252
Lincoln National Corp.
3.35%, 03/09/25(b)	65	62,437
3.80%, 03/01/28(b)	57	51,671
6.30%, 10/09/37	87	83,530
4.35%, 03/01/48	70	48,587
4.38%, 06/15/50(b)	87	59,603
Loews Corp.
3.75%, 04/01/26	87	83,404
3.20%, 05/15/30	114	98,685
Manulife Financial Corp.
4.15%, 03/04/26(b)	87	84,021
2.48%, 05/19/27	171	154,414
3.70%, 03/16/32(b)	67	58,632
5.38%, 03/04/46	71	65,432

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp. (continued)
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(c)	$87	$80,536
Markel Group, Inc.
3.35%, 09/17/29(b)	82	72,142
4.30%, 11/01/47	130	95,520
4.15%, 09/17/50(b)	87	61,856
3.45%, 05/07/52	75	47,707
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25(b)	87	84,301
3.75%, 03/14/26	171	163,887
4.38%, 03/15/29	171	162,176
2.25%, 11/15/30(b)	59	47,213
2.38%, 12/15/31(b)	65	51,108
5.75%, 11/01/32(b)	50	50,053
5.40%, 09/15/33(b)	50	48,680
4.35%, 01/30/47	87	69,399
4.20%, 03/01/48	87	67,208
4.90%, 03/15/49	171	148,163
2.90%, 12/15/51(b)	52	31,055
6.25%, 11/01/52	25	25,679
5.70%, 09/15/53	100	96,559
MetLife, Inc.
3.00%, 03/01/25	283	272,351
4.55%, 03/23/30(b)	171	162,203
5.38%, 07/15/33	50	48,066
6.38%, 06/15/34(b)	307	317,500
5.88%, 02/06/41(b)	100	97,449
4.13%, 08/13/42(b)	75	58,723
4.05%, 03/01/45	87	66,427
4.60%, 05/13/46	200	165,412
5.00%, 07/15/52	60	51,770
5.25%, 01/15/54(b)	100	89,204
Old Republic International Corp.(b)
4.88%, 10/01/24	87	85,647
3.85%, 06/11/51	70	46,226
Primerica, Inc., 2.80%, 11/19/31(b)	74	58,594
Principal Financial Group, Inc.
3.40%, 05/15/25	87	83,387
3.10%, 11/15/26(b)	171	158,253
3.70%, 05/15/29(b)	100	90,021
5.38%, 03/15/33	40	38,402
4.63%, 09/15/42	50	39,959
4.30%, 11/15/46	87	64,750
5.50%, 03/15/53	45	39,631
Progressive Corp.
2.45%, 01/15/27	87	79,311
2.50%, 03/15/27	66	59,929
4.00%, 03/01/29(b)	75	70,755
3.00%, 03/15/32(b)	145	121,473
4.95%, 06/15/33(b)	40	37,974
4.35%, 04/25/44	74	59,350
3.70%, 01/26/45(b)	70	50,441
4.13%, 04/15/47	87	68,200
4.20%, 03/15/48	87	68,633
3.70%, 03/15/52	60	42,701
Prudential Financial, Inc.
1.50%, 03/10/26(b)	171	155,071
3.88%, 03/27/28	120	112,761
3.00%, 03/10/40	171	118,655

Security	Par (000)	Value

Insurance (continued)
Prudential Financial, Inc. (continued)
4.60%, 05/15/44	$87	$72,330
3.91%, 12/07/47	87	63,055
3.94%, 12/07/49(b)	156	112,168
4.35%, 02/25/50	171	132,738
3.70%, 03/13/51	200	138,917
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(b)(c)	171	156,754
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	150	145,035
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	71	57,743
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)(c)	107	92,142
Prudential Funding Asia PLC(b)
3.13%, 04/14/30	171	146,303
3.63%, 03/24/32	87	73,836
Reinsurance Group of America, Inc.
3.90%, 05/15/29	82	73,449
6.00%, 09/15/33	20	19,297
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	60	56,439
Travelers Cos., Inc.
6.75%, 06/20/36(b)	87	94,552
6.25%, 06/15/37(b)	87	91,434
4.60%, 08/01/43(b)	148	126,503
4.30%, 08/25/45(b)	87	69,587
4.00%, 05/30/47(b)	87	66,992
4.10%, 03/04/49(b)	87	67,425
5.45%, 05/25/53	40	38,129
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	74	78,615
Trinity Acquisition PLC, 4.40%, 03/15/26	87	83,531
Unum Group
4.00%, 06/15/29(b)	71	63,842
5.75%, 08/15/42(b)	87	75,720
4.50%, 12/15/49	37	25,949
4.13%, 06/15/51	75	49,256
W R Berkley Corp.(b)
4.00%, 05/12/50	87	61,506
3.55%, 03/30/52	87	56,030
Willis North America, Inc.
4.65%, 06/15/27	71	67,958
4.50%, 09/15/28(b)	257	241,009
5.35%, 05/15/33	40	37,315
3.88%, 09/15/49(b)	100	66,923

		16,864,033

Interactive Media & Services — 0.2%
Alphabet, Inc.
0.45%, 08/15/25(b)	62	56,788
2.00%, 08/15/26	427	392,890
0.80%, 08/15/27(b)	93	79,782
1.10%, 08/15/30(b)	112	87,183
1.90%, 08/15/40(b)	159	99,433
2.05%, 08/15/50	140	76,434
2.25%, 08/15/60(b)	257	137,266
eBay, Inc.
1.90%, 03/11/25	171	161,713
1.40%, 05/10/26	70	62,684
3.60%, 06/05/27	171	158,990
2.70%, 03/11/30(b)	171	142,111
2.60%, 05/10/31(b)	201	161,093
3.65%, 05/10/51	87	57,618

34

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services (continued)
JD.com, Inc., 3.38%, 01/14/30(b)	$200	$171,648
Meta Platforms, Inc.
3.50%, 08/15/27(b)	500	471,554
4.60%, 05/15/28(b)	60	58,693
4.80%, 05/15/30(b)	60	58,442
3.85%, 08/15/32	415	368,186
4.95%, 05/15/33	60	57,501
4.45%, 08/15/52	140	110,819
5.60%, 05/15/53(b)	360	340,725
4.65%, 08/15/62	200	159,104
5.75%, 05/15/63	160	150,823
Netflix, Inc.
5.88%, 11/15/28	200	201,132
6.38%, 05/15/29(b)	200	206,511

		4,029,123

Internet Software & Services — 0.0%
Booking Holdings, Inc.
3.60%, 06/01/26	257	244,805
4.63%, 04/13/30	171	162,330
Expedia Group, Inc.
5.00%, 02/15/26(b)	87	85,199
3.80%, 02/15/28(b)	130	118,764
3.25%, 02/15/30	142	120,104
2.95%, 03/15/31(b)	54	43,505
VeriSign, Inc.(b)
5.25%, 04/01/25	171	169,351
4.75%, 07/15/27	171	164,142

		1,108,200

IT Services — 0.2%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	69	64,813
2.90%, 12/01/29(b)	87	73,558
2.60%, 05/01/31	79	62,697
CGI, Inc.
1.45%, 09/14/26(b)	87	76,743
2.30%, 09/14/31	87	65,300
DXC Technology Co.
1.80%, 09/15/26	104	91,474
2.38%, 09/15/28(b)	71	57,726
Fidelity National Information Services, Inc.
4.50%, 07/15/25(b)	100	97,559
1.15%, 03/01/26	103	92,279
4.70%, 07/15/27(b)	325	315,017
1.65%, 03/01/28(b)	118	99,863
2.25%, 03/01/31(b)	96	75,084
5.10%, 07/15/32(b)	100	94,443
3.10%, 03/01/41	89	59,005
5.63%, 07/15/52	20	18,158
Fiserv, Inc.
2.25%, 06/01/27	307	272,447
5.45%, 03/02/28	60	59,473
4.20%, 10/01/28(b)	171	160,343
3.50%, 07/01/29(b)	281	250,694
2.65%, 06/01/30(b)	164	134,719
5.60%, 03/02/33(b)	40	38,767
5.63%, 08/21/33	50	48,447
4.40%, 07/01/49	153	117,204
Genpact Luxembourg SARL, 3.38%, 12/01/24	171	164,848

Security	Par (000)	Value

IT Services (continued)
International Business Machines Corp.
3.45%, 02/19/26(b)	$250	$238,330
3.30%, 05/15/26	257	243,833
2.20%, 02/09/27	200	179,919
1.70%, 05/15/27	289	253,189
4.15%, 07/27/27	100	95,437
3.50%, 05/15/29(b)	381	344,489
1.95%, 05/15/30(b)	121	97,188
2.72%, 02/09/32(b)	180	147,082
4.40%, 07/27/32	100	91,941
5.88%, 11/29/32(b)	87	89,575
4.15%, 05/15/39	100	81,396
2.85%, 05/15/40	345	232,660
4.00%, 06/20/42(b)	148	115,273
4.25%, 05/15/49(b)	330	254,704
2.95%, 05/15/50(b)	116	69,427
4.90%, 07/27/52	100	84,572
Kyndryl Holdings, Inc., 4.10%, 10/15/41(b)	171	112,422
Leidos, Inc., 2.30%, 02/15/31(b)	130	99,974
Verisk Analytics, Inc.
4.00%, 06/15/25	87	84,382
4.13%, 03/15/29	87	80,983
5.75%, 04/01/33(b)	55	54,692
3.63%, 05/15/50(b)	58	38,904

		5,681,033

Leisure Products — 0.0%
Hasbro, Inc.
3.00%, 11/19/24(b)	87	83,947
3.55%, 11/19/26	75	69,863
3.90%, 11/19/29	75	66,346
6.35%, 03/15/40(b)	87	84,075
5.10%, 05/15/44(b)	60	49,026

		353,257

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29(b)	111	94,894
2.30%, 03/12/31	118	93,396
Thermo Fisher Scientific, Inc., 5.40%, 08/10/43(b)	40	38,220

		226,510

Machinery — 0.3%
Brunswick Corp.
2.40%, 08/18/31	66	48,316
5.10%, 04/01/52(b)	71	48,818
Caterpillar Financial Services Corp.
2.15%, 11/08/24	376	362,082
4.90%, 01/17/25(b)	340	337,608
5.15%, 08/11/25(b)	100	99,464
3.65%, 08/12/25	100	96,859
0.80%, 11/13/25(b)	171	155,267
4.35%, 05/15/26	100	97,756
1.15%, 09/14/26(b)	155	137,910
1.70%, 01/08/27(b)	87	77,856
3.60%, 08/12/27(b)	100	94,346
Caterpillar, Inc.(b)
2.60%, 09/19/29	70	61,174
2.60%, 04/09/30	87	74,504
1.90%, 03/12/31	157	127,533
5.20%, 05/27/41	206	198,520
3.25%, 09/19/49	171	119,871

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Caterpillar, Inc.(b) (continued)
3.25%, 04/09/50	$171	$120,083
CNH Industrial Capital LLC
3.95%, 05/23/25	69	66,863
5.45%, 10/14/25(b)	100	99,223
1.88%, 01/15/26(b)	171	156,759
1.45%, 07/15/26(b)	78	69,494
4.55%, 04/10/28(b)	40	38,004
5.50%, 01/12/29	100	98,269
Deere & Co.
2.75%, 04/15/25	171	164,112
3.10%, 04/15/30	87	76,492
3.90%, 06/09/42(b)	96	79,288
2.88%, 09/07/49(b)	68	45,181
Dover Corp.(b)
3.15%, 11/15/25	87	82,486
2.95%, 11/04/29	60	51,541
Flowserve Corp., 2.80%, 01/15/32	70	53,560
Fortive Corp., 3.15%, 06/15/26	87	81,334
IDEX Corp., 2.63%, 06/15/31	67	53,711
John Deere Capital Corp.
4.55%, 10/11/24(b)	40	39,591
2.05%, 01/09/25(b)	171	163,729
1.25%, 01/10/25(b)	87	82,441
3.40%, 06/06/25	35	33,847
4.95%, 06/06/25	35	34,771
4.05%, 09/08/25	85	83,007
5.30%, 09/08/25	25	24,941
4.80%, 01/09/26(b)	50	49,419
0.70%, 01/15/26(b)	155	139,716
4.75%, 06/08/26	60	59,194
2.25%, 09/14/26(b)	87	80,372
1.30%, 10/13/26(b)	90	80,284
1.70%, 01/11/27(b)	257	229,171
4.15%, 09/15/27	100	96,367
3.05%, 01/06/28(b)	75	69,411
4.75%, 01/20/28(b)	50	49,093
1.50%, 03/06/28(b)	87	74,235
4.95%, 07/14/28	35	34,517
3.35%, 04/18/29(b)	61	55,589
2.80%, 07/18/29	110	96,886
4.85%, 10/11/29(b)	50	49,069
2.45%, 01/09/30	75	63,725
4.70%, 06/10/30(b)	60	57,698
1.45%, 01/15/31(b)	155	119,391
4.35%, 09/15/32(b)	100	92,997
Kennametal, Inc., 2.80%, 03/01/31(b)	55	43,195
Nordson Corp., 5.80%, 09/15/33	25	24,420
nVent Finance SARL
2.75%, 11/15/31	65	49,453
5.65%, 05/15/33	40	37,221
Otis Worldwide Corp.
2.06%, 04/05/25	90	84,968
5.25%, 08/16/28(b)	30	29,489
2.57%, 02/15/30	171	141,771
3.11%, 02/15/40(b)	171	122,095
3.36%, 02/15/50(b)	69	45,992
Snap-on, Inc., 3.10%, 05/01/50(b)	171	111,175
Stanley Black & Decker, Inc.
6.00%, 03/06/28(b)	100	100,778

Security	Par (000)	Value

Machinery (continued)
Stanley Black & Decker, Inc. (continued)
4.25%, 11/15/28(b)	$171	$159,369
2.30%, 03/15/30(b)	71	57,014
3.00%, 05/15/32(b)	76	61,478
4.85%, 11/15/48(b)	87	70,433
2.75%, 11/15/50	75	40,508
(5-year CMT + 2.66%), 4.00%, 03/15/60(c)	104	86,450
Valmont Industries, Inc., 5.00%, 10/01/44(b)	171	137,117
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	87	82,643
4.70%, 09/15/28	87	81,807
Xylem, Inc., 4.38%, 11/01/46	87	65,355

		7,066,476

Media — 0.9%
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(b)	60	56,089
4.46%, 04/01/48(b)	100	77,642
4.30%, 07/29/49(b)	67	50,228
3.65%, 08/15/52	67	44,952
Series US-5, 2.15%, 02/15/32(b)	87	66,279
Series US-6, 3.20%, 02/15/52(b)	86	52,910
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25	330	322,460
3.75%, 02/15/28	87	78,449
4.20%, 03/15/28(b)	200	183,568
2.25%, 01/15/29	86	70,140
5.05%, 03/30/29	171	159,843
2.80%, 04/01/31	141	109,960
4.40%, 04/01/33(b)	100	85,054
6.38%, 10/23/35	87	81,062
5.38%, 04/01/38(b)	171	139,858
3.50%, 06/01/41	171	108,137
3.50%, 03/01/42	87	53,763
6.48%, 10/23/45	257	224,398
5.38%, 05/01/47	257	195,840
5.75%, 04/01/48(b)	220	175,661
5.13%, 07/01/49	171	124,653
4.80%, 03/01/50	324	226,562
3.70%, 04/01/51	104	60,517
3.90%, 06/01/52	275	164,417
5.25%, 04/01/53(b)	238	177,906
6.83%, 10/23/55	87	76,878
3.85%, 04/01/61(b)	253	141,393
4.40%, 12/01/61	121	74,548
3.95%, 06/30/62	100	56,724
Comcast Corp.
3.95%, 10/15/25	214	207,633
3.15%, 03/01/26(b)	300	284,863
2.35%, 01/15/27	148	134,047
3.30%, 02/01/27	171	159,663
3.30%, 04/01/27	341	317,466
5.35%, 11/15/27	90	89,953
3.15%, 02/15/28	214	195,708
3.55%, 05/01/28(b)	171	158,673
4.15%, 10/15/28(b)	379	359,010
4.55%, 01/15/29(b)	80	76,827
2.65%, 02/01/30	163	137,679
3.40%, 04/01/30	182	160,536
4.25%, 10/15/30	171	157,520

36

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
1.95%, 01/15/31(b)	$146	$114,150
1.50%, 02/15/31(b)	281	212,286
5.50%, 11/15/32(b)	100	98,846
4.25%, 01/15/33	112	100,738
4.65%, 02/15/33(b)	160	149,795
4.80%, 05/15/33	80	75,051
4.20%, 08/15/34	382	333,719
4.40%, 08/15/35	87	76,843
3.20%, 07/15/36(b)	87	67,083
3.90%, 03/01/38	87	71,054
4.60%, 10/15/38(b)	130	113,907
3.25%, 11/01/39	171	124,921
3.75%, 04/01/40	171	132,464
4.65%, 07/15/42(b)	100	84,227
4.75%, 03/01/44(b)	67	56,242
3.40%, 07/15/46(b)	87	59,263
4.00%, 08/15/47	87	64,975
3.97%, 11/01/47	257	191,744
4.00%, 03/01/48(b)	87	65,208
4.70%, 10/15/48(b)	214	181,000
4.00%, 11/01/49(b)	216	160,282
3.45%, 02/01/50	150	101,419
2.80%, 01/15/51	149	87,214
2.89%, 11/01/51(b)	505	297,617
2.45%, 08/15/52(b)	291	157,809
5.35%, 05/15/53(b)	280	255,304
2.94%, 11/01/56(b)	507	288,142
4.95%, 10/15/58	171	146,709
2.99%, 11/01/63(b)	301	166,464
5.50%, 05/15/64	80	72,796
Discovery Communications LLC
3.90%, 11/15/24	87	84,598
3.45%, 03/15/25(b)	171	164,364
4.90%, 03/11/26(b)	58	56,609
3.95%, 03/20/28(b)	108	98,390
5.00%, 09/20/37(b)	87	70,897
6.35%, 06/01/40	100	90,479
5.20%, 09/20/47(b)	146	110,689
5.30%, 05/15/49	87	66,619
4.65%, 05/15/50	171	120,800
4.00%, 09/15/55(b)	263	157,793
FactSet Research Systems, Inc.(b)
2.90%, 03/01/27	75	68,391
3.45%, 03/01/32	70	58,010
Fox Corp.
4.71%, 01/25/29(b)	171	161,779
3.50%, 04/08/30(b)	200	173,389
5.58%, 01/25/49	171	143,239
Grupo Televisa SAB, 6.63%, 01/15/40(b)	87	84,544
Interpublic Group of Cos., Inc.
4.75%, 03/30/30(b)	171	158,915
5.38%, 06/15/33	28	26,147
3.38%, 03/01/41(b)	71	46,958
NBCUniversal Media LLC(b)
5.95%, 04/01/41	109	106,573
4.45%, 01/15/43	72	59,197
Paramount Global
4.00%, 01/15/26(b)	257	243,329
3.38%, 02/15/28	87	75,439

Security	Par (000)	Value

Media (continued)
Paramount Global (continued)
3.70%, 06/01/28(b)	$87	$76,049
4.95%, 01/15/31(b)	171	146,847
4.20%, 05/19/32(b)	171	135,939
6.88%, 04/30/36	87	79,101
4.85%, 07/01/42	82	55,216
4.38%, 03/15/43(b)	184	119,009
5.85%, 09/01/43(b)	189	146,986
4.95%, 05/19/50(b)	171	115,827
TCI Communications, Inc., 7.88%, 02/15/26	87	91,129
TELUS Corp.
3.40%, 05/13/32	90	73,463
4.60%, 11/16/48(b)	70	54,360
4.30%, 06/15/49(b)	87	63,424
Thomson Reuters Corp.(b)
3.35%, 05/15/26	74	69,884
5.65%, 11/23/43	171	149,285
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	93,530
Time Warner Cable LLC
6.55%, 05/01/37	112	101,585
6.75%, 06/15/39(b)	199	182,158
5.88%, 11/15/40	87	72,084
5.50%, 09/01/41(b)	300	234,670
4.50%, 09/15/42	87	60,275
TWDC Enterprises 18 Corp.
3.15%, 09/17/25(b)	58	55,496
3.00%, 02/13/26(b)	70	66,193
1.85%, 07/30/26	171	155,211
2.95%, 06/15/27(b)	130	120,842
4.13%, 06/01/44(b)	87	68,668
3.00%, 07/30/46(b)	75	47,490
Series E, 4.13%, 12/01/41(b)	87	69,340
Walt Disney Co.
3.35%, 03/24/25(b)	223	215,826
3.70%, 10/15/25(b)	144	139,025
1.75%, 01/13/26(b)	104	95,783
3.38%, 11/15/26	257	242,252
3.70%, 03/23/27(b)	300	285,873
2.20%, 01/13/28(b)	171	151,534
2.00%, 09/01/29(b)	387	320,161
3.80%, 03/22/30(b)	171	155,107
2.65%, 01/13/31(b)	144	119,235
6.20%, 12/15/34(b)	62	64,413
6.40%, 12/15/35	131	137,020
6.65%, 11/15/37(b)	214	229,698
4.63%, 03/23/40	171	149,476
3.50%, 05/13/40	275	205,975
5.40%, 10/01/43	100	93,268
4.75%, 09/15/44(b)	87	74,077
4.95%, 10/15/45(b)	15	12,995
2.75%, 09/01/49	171	101,139
4.70%, 03/23/50(b)	123	104,181
3.60%, 01/13/51	190	131,786
3.80%, 05/13/60(b)	71	48,937
Warnermedia Holdings, Inc.
3.64%, 03/15/25(b)	507	488,996
4.05%, 03/15/29	168	149,681
4.28%, 03/15/32(b)	453	384,515
5.05%, 03/15/42	400	309,355

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Warnermedia Holdings, Inc. (continued)
5.14%, 03/15/52(b)	$786	$584,030
5.39%, 03/15/62(b)	150	110,788

		20,223,076

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	160,672
ArcelorMittal SA
4.55%, 03/11/26(b)	87	84,820
6.55%, 11/29/27	50	50,719
4.25%, 07/16/29(b)	75	70,007
6.80%, 11/29/32	50	49,657
7.00%, 10/15/39(b)	79	79,140
6.75%, 03/01/41	100	95,307
Barrick North America Finance LLC(b)
5.70%, 05/30/41	87	83,315
5.75%, 05/01/43	87	83,710
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	85,553
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(b)	60	59,163
5.25%, 09/08/26	125	124,189
4.75%, 02/28/28	60	58,416
5.10%, 09/08/28(b)	125	122,685
5.25%, 09/08/30	125	122,085
4.90%, 02/28/33(b)	35	33,240
5.25%, 09/08/33(b)	125	120,610
4.13%, 02/24/42	87	71,129
5.00%, 09/30/43	200	180,361
Freeport-McMoRan, Inc.
4.55%, 11/14/24(b)	87	85,393
5.00%, 09/01/27(b)	71	67,419
4.13%, 03/01/28	87	79,696
4.38%, 08/01/28	71	65,087
5.25%, 09/01/29(b)	71	67,080
4.25%, 03/01/30(b)	71	62,736
4.63%, 08/01/30	103	92,801
5.40%, 11/14/34(b)	87	79,626
5.45%, 03/15/43	156	133,005
Newmont Corp.
2.80%, 10/01/29	185	156,668
2.25%, 10/01/30	87	69,266
5.88%, 04/01/35(b)	87	85,805
4.88%, 03/15/42(b)	223	190,761
Nucor Corp.
3.95%, 05/23/25(b)	75	72,747
4.30%, 05/23/27(b)	79	75,818
3.95%, 05/01/28	171	160,630
2.70%, 06/01/30(b)	171	142,993
2.98%, 12/15/55(b)	87	49,479
Precision Castparts Corp., 4.38%, 06/15/45	87	70,698
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28(b)	171	183,483
5.20%, 11/02/40(b)	62	58,027
2.75%, 11/02/51	216	129,119
Rio Tinto Finance USA PLC
5.00%, 03/09/33(b)	65	62,388
4.75%, 03/22/42	62	54,655
4.13%, 08/21/42	87	70,120
5.13%, 03/09/53	70	63,717
Southern Copper Corp.
3.88%, 04/23/25	130	124,578

Security	Par (000)	Value

Metals & Mining (continued)
Southern Copper Corp. (continued)
6.75%, 04/16/40(b)	$80	$83,276
5.88%, 04/23/45(b)	277	257,721
Steel Dynamics, Inc.
2.80%, 12/15/24	30	28,876
2.40%, 06/15/25	45	42,279
1.65%, 10/15/27(b)	87	73,876
3.45%, 04/15/30	90	78,022
3.25%, 01/15/31	72	60,943
3.25%, 10/15/50(b)	44	26,724
Teck Resources Ltd.
6.13%, 10/01/35(b)	70	66,922
6.25%, 07/15/41	70	65,071
Timken Co.
4.50%, 12/15/28	87	81,123
4.13%, 04/01/32(b)	75	63,896
Vale Overseas Ltd.
3.75%, 07/08/30	171	145,535
6.13%, 06/12/33	300	288,963
6.88%, 11/10/39(b)	70	70,035
Vale SA, 5.63%, 09/11/42(b)	171	154,924

		5,876,759

Multi-Utilities — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29(b)	74	64,107
1.50%, 01/15/31(b)	171	129,876
4.15%, 01/15/43	74	59,079
4.30%, 10/01/48	87	69,316
4.13%, 03/15/49(b)	107	82,377
3.38%, 09/15/49	110	73,430
5.75%, 10/15/52	50	48,944
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	140	138,161
1.75%, 10/01/30(b)	91	70,377
4.40%, 07/01/32(b)	100	90,133
5.40%, 03/01/33(b)	100	96,184
5.85%, 01/15/41(b)	87	83,053
CenterPoint Energy, Inc., 5.25%, 08/10/26(b)	25	24,678
Eastern Energy Gas Holdings LLC(b)
3.60%, 12/15/24	59	57,144
Series A, 2.50%, 11/15/24	87	83,666
National Fuel Gas Co., 2.95%, 03/01/31	87	68,377
NiSource, Inc.
0.95%, 08/15/25(b)	149	135,889
3.49%, 05/15/27	171	158,497
1.70%, 02/15/31(b)	79	59,080
5.95%, 06/15/41(b)	56	53,439
5.25%, 02/15/43	75	66,161
4.80%, 02/15/44(b)	87	71,648
5.65%, 02/01/45(b)	87	78,707
4.38%, 05/15/47	87	66,664
3.95%, 03/30/48	87	62,121
5.00%, 06/15/52	50	41,694
ONE Gas, Inc., 4.66%, 02/01/44	87	70,231
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	87	68,565
3.35%, 06/01/50(b)	71	43,739
5.05%, 05/15/52	100	82,742
Public Service Electric and Gas Co., 5.45%, 08/01/53	100	95,277
Sempra, 5.40%, 08/01/26	50	49,470

38

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
Southern California Gas Co.
2.95%, 04/15/27(b)	$110	$100,906
6.35%, 11/15/52	20	20,444
5.75%, 06/01/53(b)	40	37,312
Series TT, 2.60%, 06/15/26	214	198,317
Series UU, 4.13%, 06/01/48(b)	87	64,132
Series XX, 2.55%, 02/01/30(b)	171	141,480
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	130	90,730
4.40%, 05/30/47(b)	100	75,636
Series 20-A, 1.75%, 01/15/31	87	65,681
Southwest Gas Corp.
5.80%, 12/01/27(b)	100	100,007
2.20%, 06/15/30	171	134,508
4.05%, 03/15/32	75	64,786
Washington Gas Light Co., 3.65%, 09/15/49(b)	87	57,996
WEC Energy Group, Inc., 5.60%, 09/12/26	25	24,996

		3,619,757

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc.
3.90%, 10/01/25(b)	57	55,368
3.30%, 04/01/27	171	160,294
1.75%, 06/01/30	72	57,589
5.85%, 06/15/41(b)	75	75,747
4.35%, 04/01/47	130	109,785
2.75%, 06/01/50(b)	87	55,021
KLA Corp.
4.65%, 11/01/24	23	22,685
4.10%, 03/15/29(b)	87	82,336
4.65%, 07/15/32(b)	50	47,376
3.30%, 03/01/50	184	122,276
4.95%, 07/15/52	90	78,993
5.25%, 07/15/62(b)	75	67,377
Lam Research Corp.
3.80%, 03/15/25(b)	80	77,922
1.90%, 06/15/30	141	113,224
4.88%, 03/15/49(b)	171	149,263
2.88%, 06/15/50(b)	76	47,153

		1,322,409

Oil, Gas & Consumable Fuels — 1.7%
Apache Corp., 5.10%, 09/01/40(b)	300	238,314
Boardwalk Pipelines LP
4.80%, 05/03/29	87	81,178
3.60%, 09/01/32	200	163,153
BP Capital Markets America, Inc.
3.80%, 09/21/25(b)	171	165,796
3.41%, 02/11/26	341	325,914
3.12%, 05/04/26	62	58,590
3.02%, 01/16/27(b)	77	71,480
3.54%, 04/06/27(b)	171	161,276
3.94%, 09/21/28(b)	87	81,492
4.23%, 11/06/28	171	162,597
3.63%, 04/06/30(b)	171	153,972
1.75%, 08/10/30	90	71,157
2.72%, 01/12/32(b)	87	70,613
4.81%, 02/13/33(b)	250	233,970
4.89%, 09/11/33(b)	160	150,212
3.06%, 06/17/41(b)	70	48,325
3.00%, 02/24/50(b)	171	106,622

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
2.77%, 11/10/50	$141	$83,013
2.94%, 06/04/51(b)	250	152,640
3.00%, 03/17/52(b)	87	53,352
3.38%, 02/08/61(b)	223	139,287
BP Capital Markets PLC
3.28%, 09/19/27(b)	87	80,781
3.72%, 11/28/28	171	157,572
Canadian Natural Resources Ltd.
3.90%, 02/01/25(b)	87	84,462
3.85%, 06/01/27(b)	87	81,110
2.95%, 07/15/30(b)	87	72,157
6.50%, 02/15/37	200	195,731
6.25%, 03/15/38(b)	75	72,657
4.95%, 06/01/47	100	82,526
Cenovus Energy, Inc.
2.65%, 01/15/32	74	57,500
5.25%, 06/15/37(b)	53	47,441
5.40%, 06/15/47(b)	52	44,662
3.75%, 02/15/52(b)	66	43,666
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	257	249,740
3.70%, 11/15/29(b)	87	77,180
2.74%, 12/31/39(b)	87	65,058
Cheniere Energy Partners LP
4.00%, 03/01/31	150	128,240
3.25%, 01/31/32(b)	200	158,960
5.95%, 06/30/33(f)	100	96,447
Chevron Corp.
1.55%, 05/11/25(b)	546	513,713
3.33%, 11/17/25	87	83,613
2.95%, 05/16/26	214	202,376
2.00%, 05/11/27	90	80,654
2.24%, 05/11/30	163	135,879
3.08%, 05/11/50(b)	69	46,289
Chevron USA, Inc.
0.69%, 08/12/25	132	121,208
1.02%, 08/12/27(b)	114	97,977
3.85%, 01/15/28	257	244,250
2.34%, 08/12/50(b)	87	49,173
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25(b)	500	482,500
CNOOC Petroleum North America ULC(b)
7.88%, 03/15/32	324	368,424
6.40%, 05/15/37	71	73,179
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	87	84,635
ConocoPhillips, 6.50%, 02/01/39(b)	100	107,080
ConocoPhillips Co.
2.40%, 03/07/25(b)	10	9,562
5.05%, 09/15/33	70	67,012
3.76%, 03/15/42	370	283,441
4.30%, 11/15/44	171	138,408
3.80%, 03/15/52	62	44,952
5.30%, 05/15/53	160	146,932
5.55%, 03/15/54	50	47,521
4.03%, 03/15/62	200	143,693
5.70%, 09/15/63(b)	50	47,636
Continental Resources, Inc.(b)
4.38%, 01/15/28	121	112,227
4.90%, 06/01/44	87	63,913

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc., 4.38%, 03/15/29(b)	$171	$158,145
DCP Midstream Operating LP, 5.60%, 04/01/44	100	88,246
Devon Energy Corp.
5.85%, 12/15/25(b)	87	86,557
5.88%, 06/15/28	112	111,625
5.60%, 07/15/41(b)	87	76,966
4.75%, 05/15/42	231	183,524
5.00%, 06/15/45(b)	87	70,069
Diamondback Energy, Inc.
3.50%, 12/01/29(b)	171	151,739
3.13%, 03/24/31(b)	65	54,144
6.25%, 03/15/33(b)	30	30,017
4.40%, 03/24/51(b)	87	64,127
4.25%, 03/15/52	104	73,852
6.25%, 03/15/53(b)	100	95,399
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29(b)	171	145,357
Enbridge Energy Partners LP
5.88%, 10/15/25(b)	257	256,913
7.38%, 10/15/45	140	149,218
Enbridge, Inc.
2.50%, 01/15/25	87	83,140
2.50%, 02/14/25	66	62,888
1.60%, 10/04/26	79	70,220
4.25%, 12/01/26(b)	171	163,139
3.70%, 07/15/27(b)	171	158,966
3.13%, 11/15/29	130	112,056
5.70%, 03/08/33	90	86,220
2.50%, 08/01/33(b)	171	126,841
4.00%, 11/15/49(b)	96	67,447
3.40%, 08/01/51(b)	100	62,435
Energy Transfer LP
4.05%, 03/15/25	171	166,284
2.90%, 05/15/25(b)	63	59,852
4.75%, 01/15/26	171	166,389
4.20%, 04/15/27	171	161,122
5.50%, 06/01/27(b)	100	98,430
4.00%, 10/01/27	150	139,282
5.55%, 02/15/28	100	98,232
4.95%, 05/15/28	171	163,595
5.25%, 04/15/29(b)	257	246,420
3.75%, 05/15/30(b)	71	61,848
5.75%, 02/15/33(b)	85	81,707
4.90%, 03/15/35	87	76,515
6.50%, 02/01/42	87	83,179
4.95%, 01/15/43	87	67,521
5.15%, 02/01/43	87	69,138
5.95%, 10/01/43	53	46,594
5.30%, 04/01/44	74	60,225
5.00%, 05/15/44	87	68,019
5.35%, 05/15/45	87	71,340
6.13%, 12/15/45	114	101,403
5.30%, 04/15/47	130	105,596
5.40%, 10/01/47	171	141,032
6.00%, 06/15/48	150	133,130
6.25%, 04/15/49(b)	171	156,896
5.00%, 05/15/50(b)	184	144,338
Enterprise Products Operating LLC
3.75%, 02/15/25(b)	306	297,202
5.05%, 01/10/26	70	69,238
3.70%, 02/15/26	334	320,002

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
3.95%, 02/15/27(b)	$191	$181,597
4.15%, 10/16/28(b)	171	160,318
3.13%, 07/31/29	199	174,829
2.80%, 01/31/30	149	126,482
5.35%, 01/31/33(b)	70	68,435
5.95%, 02/01/41	53	52,186
4.45%, 02/15/43	142	116,201
4.85%, 03/15/44	121	103,898
4.90%, 05/15/46	189	160,943
4.80%, 02/01/49	171	144,846
4.20%, 01/31/50	192	148,110
3.70%, 01/31/51(b)	75	53,045
3.20%, 02/15/52(b)	121	77,256
3.30%, 02/15/53(b)	204	132,744
3.95%, 01/31/60	100	70,220
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(c)	171	142,182
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	130	114,398
EOG Resources, Inc.
3.15%, 04/01/25	80	77,117
4.95%, 04/15/50	87	76,974
EQT Corp.(b)
6.13%, 02/01/25	62	61,786
3.90%, 10/01/27	140	129,496
5.00%, 01/15/29	70	65,801
7.00%, 02/01/30	79	81,271
Equinor ASA
3.25%, 11/10/24(b)	87	84,794
2.88%, 04/06/25(b)	341	328,335
3.13%, 04/06/30(b)	171	151,340
2.38%, 05/22/30(b)	171	143,580
5.10%, 08/17/40(b)	189	177,104
4.25%, 11/23/41	75	62,426
4.80%, 11/08/43	200	174,965
3.25%, 11/18/49(b)	130	86,882
3.70%, 04/06/50(b)	171	124,839
Exxon Mobil Corp.
2.71%, 03/06/25(b)	214	206,111
2.99%, 03/19/25(b)	341	329,278
3.04%, 03/01/26	108	102,415
2.28%, 08/16/26(b)	87	80,447
3.29%, 03/19/27(b)	140	132,199
2.44%, 08/16/29(b)	87	75,248
3.48%, 03/19/30	189	170,662
2.61%, 10/15/30	440	371,526
3.00%, 08/16/39(b)	87	63,454
4.23%, 03/19/40	206	175,506
4.11%, 03/01/46(b)	171	137,269
3.10%, 08/16/49(b)	257	170,100
4.33%, 03/19/50	283	232,337
3.45%, 04/15/51(b)	200	139,934
Hess Corp.(b)
7.13%, 03/15/33	171	180,571
5.60%, 02/15/41	96	86,685
5.80%, 04/01/47	171	155,933
HF Sinclair Corp., 5.88%, 04/01/26	87	86,733
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	171	160,703
6.50%, 02/01/37	74	72,353

40

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued)
6.95%, 01/15/38(b)	$214	$220,262
6.38%, 03/01/41(b)	87	82,275
5.00%, 08/15/42	75	60,641
5.00%, 03/01/43	87	70,411
5.50%, 03/01/44(b)	130	110,602
5.40%, 09/01/44	87	73,279
Kinder Morgan, Inc.
4.30%, 06/01/25	71	69,182
4.30%, 03/01/28	257	241,876
2.00%, 02/15/31(b)	155	118,344
7.75%, 01/15/32(b)	171	185,435
4.80%, 02/01/33(b)	100	90,154
5.20%, 06/01/33(b)	60	55,495
5.30%, 12/01/34(b)	87	79,699
5.55%, 06/01/45	214	183,903
5.20%, 03/01/48(b)	64	52,358
3.60%, 02/15/51(b)	71	45,082
5.45%, 08/01/52(b)	100	84,996
Magellan Midstream Partners LP
3.25%, 06/01/30(b)	75	63,898
4.25%, 09/15/46	87	61,544
4.20%, 10/03/47	140	98,039
3.95%, 03/01/50(b)	79	52,877
Marathon Oil Corp.
6.60%, 10/01/37(b)	87	84,732
5.20%, 06/01/45	87	68,412
Marathon Petroleum Corp.
4.70%, 05/01/25	171	167,474
3.80%, 04/01/28	171	157,216
6.50%, 03/01/41	150	148,381
4.75%, 09/15/44(b)	87	68,930
4.50%, 04/01/48(b)	100	74,124
MPLX LP
4.88%, 12/01/24(b)	87	85,767
4.88%, 06/01/25	87	85,335
1.75%, 03/01/26(b)	125	113,344
4.13%, 03/01/27	171	161,778
4.00%, 03/15/28	171	158,189
2.65%, 08/15/30	153	123,553
4.95%, 09/01/32	340	309,642
5.00%, 03/01/33	55	50,118
4.50%, 04/15/38	300	243,115
5.20%, 12/01/47	87	70,151
4.70%, 04/15/48(b)	100	75,800
5.50%, 02/15/49	121	102,411
4.95%, 03/14/52	149	116,570
5.65%, 03/01/53	25	21,482
Occidental Petroleum Corp.
6.45%, 09/15/36	500	490,967
6.60%, 03/15/46(b)	300	294,774
ONEOK Partners LP
4.90%, 03/15/25	87	85,441
6.13%, 02/01/41(b)	75	69,450
ONEOK, Inc.
5.85%, 01/15/26(b)	171	171,115
5.55%, 11/01/26(b)	100	99,348
4.55%, 07/15/28	87	81,934
5.65%, 11/01/28(b)	100	98,705
4.35%, 03/15/29	171	157,706
3.10%, 03/15/30	171	143,055

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
5.80%, 11/01/30(b)	$75	$73,429
6.10%, 11/15/32(b)	100	98,736
6.05%, 09/01/33	100	98,243
4.95%, 07/13/47(b)	171	135,095
5.20%, 07/15/48	87	71,211
4.50%, 03/15/50	87	63,084
7.15%, 01/15/51	50	50,514
6.63%, 09/01/53(b)	50	48,960
Ovintiv Exploration, Inc., 5.38%, 01/01/26	99	97,611
Ovintiv, Inc.
5.65%, 05/15/25	60	59,657
5.65%, 05/15/28	60	58,688
8.13%, 09/15/30(b)	70	76,081
7.20%, 11/01/31(b)	80	82,349
7.38%, 11/01/31(b)	87	91,160
6.25%, 07/15/33	40	38,677
6.50%, 08/15/34(b)	87	85,684
6.63%, 08/15/37	50	47,967
7.10%, 07/15/53(b)	40	39,652
Phillips 66
2.15%, 12/15/30(b)	171	134,638
4.65%, 11/15/34	233	209,390
5.88%, 05/01/42(b)	74	72,091
4.88%, 11/15/44(b)	214	183,449
3.30%, 03/15/52(b)	68	42,724
Phillips 66 Co.
3.55%, 10/01/26	87	81,944
4.95%, 12/01/27(b)	45	44,099
3.15%, 12/15/29	65	56,225
5.30%, 06/30/33	60	57,416
4.90%, 10/01/46	87	72,185
Pioneer Natural Resources Co.(b)
5.10%, 03/29/26	95	93,779
1.90%, 08/15/30	206	161,618
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	130	126,473
4.50%, 12/15/26(b)	87	83,168
3.55%, 12/15/29(b)	171	146,996
5.15%, 06/01/42	50	39,559
4.70%, 06/15/44(b)	130	96,006
4.90%, 02/15/45	100	75,939
Sabine Pass Liquefaction LLC
5.63%, 03/01/25(b)	171	169,922
5.88%, 06/30/26(b)	171	170,700
5.00%, 03/15/27	171	165,890
4.20%, 03/15/28	171	159,318
4.50%, 05/15/30(b)	141	129,306
5.90%, 09/15/37(b)	60	59,059
Shell International Finance BV
2.00%, 11/07/24(b)	171	164,602
3.25%, 05/11/25	214	206,734
2.88%, 05/10/26(b)	257	242,433
2.50%, 09/12/26	171	158,405
3.88%, 11/13/28(b)	171	161,494
2.38%, 11/07/29(b)	171	145,570
4.13%, 05/11/35(b)	130	114,519
6.38%, 12/15/38(b)	275	293,272
5.50%, 03/25/40(b)	75	73,020
2.88%, 11/26/41(b)	87	59,044
4.55%, 08/12/43(b)	121	102,692

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
4.38%, 05/11/45(b)	$200	$164,131
4.00%, 05/10/46(b)	514	397,901
3.75%, 09/12/46	155	114,415
3.13%, 11/07/49	162	104,894
Spectra Energy Partners LP
3.50%, 03/15/25(b)	87	83,982
4.50%, 03/15/45	140	106,325
Suncor Energy, Inc.
6.50%, 06/15/38(b)	257	256,093
6.85%, 06/01/39(b)	87	87,703
4.00%, 11/15/47	171	120,512
3.75%, 03/04/51(b)	79	52,871
Targa Resources Corp.
5.20%, 07/01/27	50	48,996
4.20%, 02/01/33	81	68,873
6.13%, 03/15/33(b)	50	49,015
4.95%, 04/15/52	73	56,146
6.25%, 07/01/52	50	45,913
6.50%, 02/15/53(b)	50	47,719
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	71	71,550
5.00%, 01/15/28(b)	71	67,521
6.88%, 01/15/29(b)	71	71,068
5.50%, 03/01/30	104	97,335
4.88%, 02/01/31	104	93,148
4.00%, 01/15/32	104	87,514
TC PipeLines LP(b)
4.38%, 03/13/25	87	84,712
3.90%, 05/25/27	78	72,731
TotalEnergies Capital International SA
3.46%, 07/12/49	87	60,465
3.13%, 05/29/50(b)	171	111,452
3.39%, 06/29/60	171	109,703
TotalEnergies Capital SA, 3.88%, 10/11/28(b)	300	281,938
TransCanada PipeLines Ltd.
1.00%, 10/12/24(b)	67	63,649
4.88%, 01/15/26(b)	148	144,972
4.25%, 05/15/28	130	121,795
4.10%, 04/15/30(b)	257	229,818
2.50%, 10/12/31(b)	87	67,366
4.63%, 03/01/34	130	113,242
5.60%, 03/31/34(b)	87	81,255
6.20%, 10/15/37	70	68,562
4.75%, 05/15/38	64	53,429
7.25%, 08/15/38(b)	87	93,019
7.63%, 01/15/39	87	95,910
5.00%, 10/16/43	133	109,681
4.88%, 05/15/48(b)	130	104,728
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	87	90,453
4.00%, 03/15/28	130	121,068
4.45%, 08/01/42(b)	87	68,476
3.95%, 05/15/50	87	61,844
Valero Energy Corp.
2.15%, 09/15/27(b)	191	168,381
4.35%, 06/01/28(b)	131	123,922
6.63%, 06/15/37(b)	75	76,885
4.90%, 03/15/45(b)	87	71,244

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. (continued)
3.65%, 12/01/51	$75	$48,226
4.00%, 06/01/52(b)	51	35,079
Valero Energy Partners LP, 4.50%, 03/15/28	87	82,682
Western Midstream Operating LP
6.15%, 04/01/33(b)	200	192,882
5.45%, 04/01/44	200	161,221
5.25%, 02/01/50	100	77,903
Williams Cos., Inc.
3.90%, 01/15/25(b)	87	84,662
4.00%, 09/15/25	87	83,825
5.40%, 03/02/26(b)	55	54,573
3.75%, 06/15/27(b)	130	120,871
5.30%, 08/15/28	200	195,628
2.60%, 03/15/31(b)	211	168,052
4.65%, 08/15/32(b)	50	45,483
5.65%, 03/15/33(b)	100	96,629
6.30%, 04/15/40	87	85,204
5.40%, 03/04/44	171	147,803
5.10%, 09/15/45(b)	155	130,211
4.85%, 03/01/48(b)	87	69,506
5.30%, 08/15/52(b)	130	110,488

		40,677,834

Paper & Forest Products — 0.0%
Suzano International Finance BV, 5.50%, 01/17/27(b)	171	167,580

Passenger Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29(b)	61	54,542
Series 2019-1, Class AA, 3.15%, 08/15/33	138	118,628
Series 2021-1, Class A, 2.88%, 01/11/36(b)	162	133,448
Continental Airlines Pass-Through Trust, Series 2-A, Class A, 4.00%, 04/29/26(b)	46	44,758
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33(b)	136	114,242
Southwest Airlines Co.(b)
5.25%, 05/04/25	267	263,902
5.13%, 06/15/27	213	207,686
2.63%, 02/10/30	191	157,363
United Airlines Pass-Through Trust
Class A, 4.30%, 02/15/27	39	37,054
Series 2016-1, Class AA, 3.10%, 01/07/30(b)	59	53,735
Series 2019-2, Class AA, 2.70%, 11/01/33(b)	198	163,662
Series 2020-1, Class A, 5.88%, 04/15/29(b)	210	207,839
Series AA, Class A, 5.80%, 07/15/37(b)	124	120,539

		1,677,398

Personal Care Products — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25(b)	140	134,722
4.80%, 03/02/26	20	19,906
3.10%, 08/15/27(b)	115	107,615
4.60%, 03/01/28(b)	20	19,776
3.25%, 08/15/32(b)	65	56,745
4.60%, 03/01/33(b)	20	19,286
3.70%, 08/01/47(b)	130	101,675
Estee Lauder Cos., Inc.
2.00%, 12/01/24	82	78,717
3.15%, 03/15/27(b)	171	159,677
2.38%, 12/01/29(b)	69	58,046

42

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Care Products (continued)
Estee Lauder Cos., Inc. (continued)
2.60%, 04/15/30	$87	$72,995
4.15%, 03/15/47	87	68,044
3.13%, 12/01/49	119	77,430
5.15%, 05/15/53(b)	100	90,099
Haleon U.K. Capital PLC, 3.13%, 03/24/25	268	257,409
Haleon U.S. Capital LLC
3.38%, 03/24/27	290	269,047
3.38%, 03/24/29	265	237,640
3.63%, 03/24/32	338	289,886
Kenvue, Inc.(f)
5.05%, 03/22/28(b)	120	118,411
5.00%, 03/22/30(b)	90	87,686
4.90%, 03/22/33(b)	160	152,912
5.10%, 03/22/43	70	64,596
5.05%, 03/22/53	110	99,916
5.20%, 03/22/63	55	49,617
Procter & Gamble Co.
0.55%, 10/29/25(b)	216	196,418
4.10%, 01/26/26(b)	150	146,700
1.00%, 04/23/26(b)	98	88,640
2.85%, 08/11/27(b)	87	80,529
3.00%, 03/25/30	171	151,906
1.20%, 10/29/30	275	212,856
1.95%, 04/23/31(b)	171	138,648
2.30%, 02/01/32(b)	100	82,383
3.55%, 03/25/40	87	70,381
3.60%, 03/25/50(b)	171	130,577
Unilever Capital Corp.
3.10%, 07/30/25(b)	250	240,238
2.00%, 07/28/26(b)	260	238,279
2.90%, 05/05/27(b)	260	239,633
2.13%, 09/06/29	174	146,303
1.38%, 09/14/30	100	77,124
1.75%, 08/12/31	174	134,847

		5,067,315

Pharmaceuticals — 1.2%
AbbVie, Inc.
2.60%, 11/21/24	316	304,643
3.80%, 03/15/25	300	291,615
3.60%, 05/14/25(b)	257	248,378
3.20%, 05/14/26	245	231,422
2.95%, 11/21/26(b)	341	316,452
4.25%, 11/14/28(b)	427	405,603
4.55%, 03/15/35	110	100,055
4.50%, 05/14/35(b)	249	224,980
4.30%, 05/14/36	70	61,398
4.05%, 11/21/39	408	333,794
4.63%, 10/01/42	200	168,445
4.40%, 11/06/42	240	199,551
4.85%, 06/15/44(b)	214	185,693
4.75%, 03/15/45	116	99,569
4.70%, 05/14/45	127	108,188
4.45%, 05/14/46	214	174,827
4.88%, 11/14/48	171	149,435
4.25%, 11/21/49	500	395,831
Astrazeneca Finance LLC
1.20%, 05/28/26	171	153,631
4.88%, 03/03/28	100	98,247
1.75%, 05/28/28	149	127,538

Security	Par (000)	Value

Pharmaceuticals (continued)
Astrazeneca Finance LLC (continued)
4.90%, 03/03/30	$50	$48,713
2.25%, 05/28/31(b)	80	64,448
4.88%, 03/03/33(b)	100	96,485
AstraZeneca PLC
0.70%, 04/08/26	189	168,702
3.13%, 06/12/27(b)	87	80,787
4.00%, 01/17/29	257	242,217
1.38%, 08/06/30(b)	189	146,573
6.45%, 09/15/37(b)	275	297,086
4.38%, 11/16/45(b)	163	136,655
4.38%, 08/17/48(b)	155	130,017
Bristol-Myers Squibb Co.
3.20%, 06/15/26(b)	449	425,928
3.90%, 02/20/28(b)	171	161,612
3.40%, 07/26/29	149	134,983
1.45%, 11/13/30	130	99,940
2.95%, 03/15/32(b)	130	108,503
4.13%, 06/15/39	287	239,341
3.55%, 03/15/42	75	56,301
5.00%, 08/15/45	170	152,670
4.35%, 11/15/47	140	113,382
4.55%, 02/20/48(b)	135	112,662
4.25%, 10/26/49	400	316,878
2.55%, 11/13/50(b)	100	57,111
3.70%, 03/15/52(b)	257	184,543
3.90%, 03/15/62(b)	71	49,840
Cigna Group
3.25%, 04/15/25	75	72,153
4.13%, 11/15/25	171	165,562
4.50%, 02/25/26	87	84,588
1.25%, 03/15/26(b)	87	78,308
3.40%, 03/01/27	130	121,015
3.05%, 10/15/27	171	155,449
2.40%, 03/15/30	171	140,410
2.38%, 03/15/31(b)	75	59,905
5.40%, 03/15/33(b)	70	67,868
4.80%, 08/15/38	171	150,629
3.20%, 03/15/40	171	120,168
4.80%, 07/15/46(b)	214	177,705
3.88%, 10/15/47	130	93,003
4.90%, 12/15/48(b)	257	216,580
3.40%, 03/15/50(b)	171	112,343
CVS Health Corp.
4.10%, 03/25/25(b)	63	61,536
3.88%, 07/20/25	163	157,490
5.00%, 02/20/26(b)	75	73,836
2.88%, 06/01/26	300	279,438
3.63%, 04/01/27(b)	62	57,926
1.30%, 08/21/27	257	218,432
4.30%, 03/25/28(b)	395	373,832
5.00%, 01/30/29	100	96,740
3.25%, 08/15/29(b)	191	167,110
5.13%, 02/21/30	80	76,946
3.75%, 04/01/30	298	263,414
1.75%, 08/21/30	353	271,634
5.25%, 01/30/31(b)	75	72,062
1.88%, 02/28/31	212	161,678
2.13%, 09/15/31(b)	79	60,416
5.25%, 02/21/33(b)	80	75,793
5.30%, 06/01/33(b)	100	94,716

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
4.88%, 07/20/35(b)	$171	$152,893
4.78%, 03/25/38	427	367,711
4.13%, 04/01/40	140	108,809
2.70%, 08/21/40(b)	122	76,913
5.13%, 07/20/45	269	226,365
5.05%, 03/25/48	800	664,676
4.25%, 04/01/50	104	76,945
5.63%, 02/21/53(b)	80	71,904
5.88%, 06/01/53(b)	100	92,474
6.00%, 06/01/63(b)	100	91,818
Eli Lilly & Co.
2.75%, 06/01/25	45	43,124
3.10%, 05/15/27	130	121,813
3.38%, 03/15/29(b)	171	157,418
4.70%, 02/27/33	50	48,133
3.70%, 03/01/45(b)	171	130,692
4.88%, 02/27/53	45	41,338
4.15%, 03/15/59(b)	200	158,262
2.50%, 09/15/60	104	56,446
4.95%, 02/27/63	100	90,727
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	171	156,034
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	171	166,323
3.88%, 05/15/28(b)	171	161,917
5.38%, 04/15/34	87	88,344
6.38%, 05/15/38	200	217,077
4.20%, 03/18/43(b)	104	86,820
Johnson & Johnson
2.45%, 03/01/26	405	380,405
2.95%, 03/03/27(b)	250	234,355
2.90%, 01/15/28(b)	171	157,797
4.38%, 12/05/33(b)	87	82,788
3.55%, 03/01/36	330	279,902
3.63%, 03/03/37	87	73,317
5.95%, 08/15/37(b)	200	211,547
4.50%, 09/01/40	159	143,894
4.50%, 12/05/43(b)	130	116,816
3.70%, 03/01/46	87	67,752
3.50%, 01/15/48(b)	214	161,762
2.45%, 09/01/60(b)	107	59,268
Mead Johnson Nutrition Co.
4.13%, 11/15/25(b)	171	165,641
4.60%, 06/01/44	87	72,856
Merck & Co., Inc.
2.75%, 02/10/25(b)	500	482,906
1.70%, 06/10/27	160	141,732
4.05%, 05/17/28(b)	45	43,302
1.90%, 12/10/28(b)	165	140,768
4.30%, 05/17/30(b)	80	75,609
1.45%, 06/24/30(b)	257	201,353
4.50%, 05/17/33	45	42,112
6.55%, 09/15/37	300	322,970
3.90%, 03/07/39(b)	87	72,333
4.15%, 05/18/43(b)	130	108,447
4.90%, 05/17/44(b)	60	54,728
3.70%, 02/10/45	160	122,389
4.00%, 03/07/49	171	134,659
2.45%, 06/24/50	171	98,329
2.75%, 12/10/51	200	120,790
5.00%, 05/17/53	45	40,926

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
2.90%, 12/10/61(b)	$71	$40,856
5.15%, 05/17/63(b)	135	123,116
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	130	131,145
Mylan, Inc.
4.55%, 04/15/28	140	128,774
5.40%, 11/29/43	87	67,578
5.20%, 04/15/48(b)	96	69,673
Novartis Capital Corp.
1.75%, 02/14/25	87	82,782
3.00%, 11/20/25(b)	189	180,126
2.00%, 02/14/27	87	78,669
3.10%, 05/17/27(b)	427	399,268
2.20%, 08/14/30	171	141,735
4.40%, 05/06/44(b)	214	184,725
4.00%, 11/20/45	130	104,902
2.75%, 08/14/50(b)	90	57,419
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/25(b)	340	335,302
4.45%, 05/19/26(b)	340	332,149
4.45%, 05/19/28(b)	340	327,799
4.75%, 05/19/33	355	335,574
5.30%, 05/19/53(b)	780	724,739
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	300	274,063
Pfizer, Inc.
0.80%, 05/28/25	265	245,507
2.75%, 06/03/26(b)	60	56,283
3.00%, 12/15/26	130	121,705
3.60%, 09/15/28(b)	341	318,927
3.45%, 03/15/29(b)	140	128,901
2.63%, 04/01/30(b)	171	146,042
1.70%, 05/28/30	142	113,842
1.75%, 08/18/31	171	132,498
4.00%, 12/15/36	87	75,092
4.10%, 09/15/38(b)	171	145,599
3.90%, 03/15/39	87	71,440
7.20%, 03/15/39	84	96,678
2.55%, 05/28/40(b)	86	57,846
5.60%, 09/15/40	200	197,015
4.30%, 06/15/43	87	73,332
4.40%, 05/15/44(b)	87	74,072
4.13%, 12/15/46	257	207,875
4.20%, 09/15/48(b)	87	71,266
4.00%, 03/15/49(b)	171	135,618
2.70%, 05/28/50(b)	240	150,272
Sanofi, 3.63%, 06/19/28	341	321,239
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26	324	302,558
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28(b)	200	195,731
3.03%, 07/09/40	200	138,864
3.18%, 07/09/50	200	126,560
Utah Acquisition Sub, Inc.(b)
3.95%, 06/15/26	87	81,497
5.25%, 06/15/46	87	64,245
Viatris, Inc.
1.65%, 06/22/25	171	157,953
2.30%, 06/22/27(b)	171	147,135
3.85%, 06/22/40(b)	171	111,370
4.00%, 06/22/50	100	60,453

44

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Wyeth LLC
6.50%, 02/01/34(b)	$87	$93,567
5.95%, 04/01/37	87	89,387
Zoetis, Inc.
3.90%, 08/20/28(b)	171	160,668
2.00%, 05/15/30	71	56,834
4.70%, 02/01/43(b)	71	61,198
3.95%, 09/12/47(b)	87	65,559
4.45%, 08/20/48(b)	87	70,621
3.00%, 05/15/50	71	44,850

		29,540,279

Professional Services — 0.0%
Concentrix Corp.
6.65%, 08/02/26	50	49,699
6.60%, 08/02/28	50	48,241
6.85%, 08/02/33	50	46,185
Equifax, Inc., 5.10%, 06/01/28(b)	40	38,652
Jacobs Engineering Group, Inc., 6.35%, 08/18/28(b)	100	99,709

		282,486

Real Estate — 0.0%
VICI Properties LP, 5.63%, 05/15/52	61	50,514

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26(b)	87	84,642
2.50%, 04/01/31	107	82,940
5.95%, 08/15/34	25	23,580
Essential Properties LP, 2.95%, 07/15/31	41	29,890
VICI Properties LP, 5.13%, 05/15/32(b)	118	105,619

		326,671

Retail REITs — 0.1%
NNN REIT, Inc.
5.60%, 10/15/33	50	47,112
3.10%, 04/15/50(b)	171	97,975
3.00%, 04/15/52(b)	82	46,256
Realty Income Corp.
0.75%, 03/15/26(b)	100	88,559
4.13%, 10/15/26(b)	171	163,799
3.00%, 01/15/27(b)	171	156,752
3.95%, 08/15/27	87	81,572
3.40%, 01/15/28(b)	87	79,220
4.70%, 12/15/28(b)	40	38,141
3.25%, 06/15/29(b)	48	42,675
3.10%, 12/15/29(b)	87	75,330
3.25%, 01/15/31(b)	116	97,474
5.63%, 10/13/32	90	87,008
4.90%, 07/15/33(b)	60	54,826
4.65%, 03/15/47(b)	100	81,019

		1,237,718

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.(b)
3.92%, 06/01/32	75	67,407
4.39%, 06/01/52	85	69,244
Analog Devices, Inc.
3.50%, 12/05/26	130	123,314
1.70%, 10/01/28	30	25,298
2.10%, 10/01/31(b)	75	59,225
2.80%, 10/01/41	149	99,462

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc. (continued)
2.95%, 10/01/51(b)	$65	$40,573
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	270	253,694
3.50%, 01/15/28	87	79,098
Broadcom, Inc.
3.15%, 11/15/25(b)	62	58,603
3.46%, 09/15/26(b)	341	320,156
1.95%, 02/15/28(f)	67	57,117
4.00%, 04/15/29(f)	95	85,727
4.15%, 11/15/30	125	110,717
2.45%, 02/15/31(b)(f)	300	234,482
4.15%, 04/15/32(f)	108	93,724
4.30%, 11/15/32	206	179,722
2.60%, 02/15/33(f)	275	205,063
3.42%, 04/15/33(f)	202	161,571
3.47%, 04/15/34(f)	469	368,358
3.14%, 11/15/35(f)	257	187,374
3.19%, 11/15/36(f)	200	143,598
4.93%, 05/15/37(f)	377	324,946
3.50%, 02/15/41(b)(f)	179	124,413
3.75%, 02/15/51(f)	225	150,423
Flex Ltd.
6.00%, 01/15/28	200	198,526
4.88%, 06/15/29	87	81,042
Honeywell International, Inc.
4.85%, 11/01/24	50	49,659
1.35%, 06/01/25	233	218,070
1.10%, 03/01/27(b)	171	149,950
4.95%, 02/15/28(b)	100	99,602
4.25%, 01/15/29	40	38,200
2.70%, 08/15/29(b)	257	224,428
1.95%, 06/01/30(b)	171	138,311
1.75%, 09/01/31(b)	171	131,353
5.00%, 02/15/33(b)	100	97,086
4.50%, 01/15/34	40	37,142
3.81%, 11/21/47	87	66,056
2.80%, 06/01/50	76	50,324
Intel Corp.
3.40%, 03/25/25	410	397,238
3.70%, 07/29/25	171	165,511
4.88%, 02/10/26	110	108,681
3.75%, 03/25/27	140	132,868
3.75%, 08/05/27	100	94,333
4.88%, 02/10/28	115	112,811
1.60%, 08/12/28	63	53,266
4.00%, 08/05/29	100	93,349
2.45%, 11/15/29	171	145,327
5.13%, 02/10/30(b)	110	107,941
3.90%, 03/25/30	300	273,793
2.00%, 08/12/31	87	68,135
5.20%, 02/10/33(b)	160	154,918
2.80%, 08/12/41	63	41,277
5.63%, 02/10/43(b)	45	42,912
4.10%, 05/19/46(b)	427	328,318
4.10%, 05/11/47	87	66,520
3.73%, 12/08/47	240	170,937
4.75%, 03/25/50(b)	200	165,356
3.05%, 08/12/51	320	194,523
4.90%, 08/05/52	300	251,642
5.70%, 02/10/53(b)	130	121,908

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
3.10%, 02/15/60(b)	$87	$50,033
4.95%, 03/25/60	121	103,305
3.20%, 08/12/61	63	36,747
5.05%, 08/05/62(b)	100	83,703
5.90%, 02/10/63(b)	110	104,278
Jabil, Inc.(b)
1.70%, 04/15/26	146	131,156
4.25%, 05/15/27	80	75,655
Marvell Technology, Inc.
1.65%, 04/15/26(b)	154	139,165
2.45%, 04/15/28	171	147,711
2.95%, 04/15/31	82	66,340
Massachusetts Institute of Technology, 3.07%, 04/01/52(b)	27	18,053
Microchip Technology, Inc., 4.25%, 09/01/25(b)	171	165,435
Micron Technology, Inc.
4.98%, 02/06/26	87	85,124
5.38%, 04/15/28	60	57,921
5.33%, 02/06/29(b)	87	83,850
6.75%, 11/01/29	150	152,407
4.66%, 02/15/30(b)	130	118,303
5.88%, 02/09/33	50	47,763
5.88%, 09/15/33(b)	60	57,147
3.37%, 11/01/41	87	57,313
3.48%, 11/01/51	87	53,211
NVIDIA Corp.
3.20%, 09/16/26	171	161,937
1.55%, 06/15/28	125	106,833
2.85%, 04/01/30	114	99,458
2.00%, 06/15/31	121	96,816
3.50%, 04/01/40	122	96,053
3.50%, 04/01/50(b)	257	187,317
3.70%, 04/01/60	52	38,033
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25	85	80,636
3.88%, 06/18/26(b)	81	76,887
4.40%, 06/01/27	90	85,370
4.30%, 06/18/29	171	156,410
3.40%, 05/01/30	80	68,474
2.50%, 05/11/31	149	116,001
2.65%, 02/15/32	67	51,541
5.00%, 01/15/33	112	102,534
3.25%, 05/11/41(b)	87	58,866
3.13%, 02/15/42	87	56,261
3.25%, 11/30/51(b)	75	45,113
Qorvo, Inc., 4.38%, 10/15/29(b)	96	84,426
QUALCOMM, Inc.
3.25%, 05/20/27(b)	87	81,156
1.30%, 05/20/28	184	154,779
2.15%, 05/20/30(b)	105	86,976
1.65%, 05/20/32(b)	142	106,362
4.25%, 05/20/32	52	48,252
5.40%, 05/20/33(b)	100	100,308
4.65%, 05/20/35(b)	87	81,531
4.80%, 05/20/45(b)	130	115,185
4.30%, 05/20/47	107	86,570
3.25%, 05/20/50(b)	140	94,837
4.50%, 05/20/52	133	109,061

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. (continued)
6.00%, 05/20/53(b)	$100	$101,418
Skyworks Solutions, Inc.
1.80%, 06/01/26	58	51,631
3.00%, 06/01/31	67	52,394
Texas Instruments, Inc.
4.70%, 11/18/24	100	98,942
1.13%, 09/15/26(b)	85	75,871
4.60%, 02/15/28	35	34,304
2.25%, 09/04/29	118	100,517
1.90%, 09/15/31	98	77,200
3.65%, 08/16/32(b)	50	43,956
4.90%, 03/14/33	30	29,013
3.88%, 03/15/39	171	141,261
4.15%, 05/15/48(b)	171	137,862
4.10%, 08/16/52	25	19,473
5.00%, 03/14/53	30	27,182
5.05%, 05/18/63	145	128,518
TSMC Arizona Corp.(b)
2.50%, 10/25/31	390	312,293
4.50%, 04/22/52	200	169,976
Xilinx, Inc., 2.38%, 06/01/30	240	198,695

		14,963,731

Software — 0.5%
Activision Blizzard, Inc.
3.40%, 06/15/27(b)	171	160,189
1.35%, 09/15/30(b)	69	53,888
2.50%, 09/15/50	140	83,369
Autodesk, Inc.
2.85%, 01/15/30	74	62,708
2.40%, 12/15/31(b)	133	104,842
Electronic Arts, Inc.
1.85%, 02/15/31	72	55,941
2.95%, 02/15/51(b)	69	41,697
Intuit, Inc.
0.95%, 07/15/25	130	119,789
5.25%, 09/15/26(b)	55	54,866
1.35%, 07/15/27(b)	142	122,885
5.13%, 09/15/28	75	74,198
1.65%, 07/15/30(b)	169	132,757
5.20%, 09/15/33	75	73,032
Microsoft Corp.
3.13%, 11/03/25(b)	300	287,425
2.40%, 08/08/26	382	354,864
3.30%, 02/06/27(b)	766	726,759
3.50%, 02/12/35(b)	200	174,575
3.45%, 08/08/36	104	87,697
3.70%, 08/08/46	171	134,547
2.53%, 06/01/50(b)	600	365,337
2.92%, 03/17/52	550	360,750
4.50%, 02/06/57	341	300,878
2.68%, 06/01/60(b)	392	230,180
3.04%, 03/17/62	292	184,870
Oracle Corp.
2.50%, 04/01/25	621	591,265
2.95%, 05/15/25(b)	87	83,168
5.80%, 11/10/25	40	40,150
1.65%, 03/25/26	154	139,491
2.65%, 07/15/26	130	119,859

46

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
2.80%, 04/01/27(b)	$257	$233,348
3.25%, 11/15/27	130	118,473
2.30%, 03/25/28	237	205,328
4.50%, 05/06/28(b)	65	61,952
6.15%, 11/09/29	70	71,061
4.65%, 05/06/30	65	60,787
3.25%, 05/15/30(b)	163	139,436
2.88%, 03/25/31(b)	267	218,094
6.25%, 11/09/32(b)	200	202,470
4.90%, 02/06/33	100	92,173
4.30%, 07/08/34	384	330,260
3.90%, 05/15/35	87	71,099
3.85%, 07/15/36	130	102,786
3.80%, 11/15/37(b)	130	99,191
6.50%, 04/15/38(b)	200	201,496
6.13%, 07/08/39	87	84,049
3.60%, 04/01/40(b)	316	228,323
5.38%, 07/15/40(b)	71	62,979
3.65%, 03/25/41(b)	285	203,371
4.50%, 07/08/44	87	67,313
4.13%, 05/15/45	100	72,491
4.00%, 07/15/46(b)	384	270,966
4.00%, 11/15/47(b)	257	180,619
3.60%, 04/01/50(b)	400	258,741
3.95%, 03/25/51	346	237,199
6.90%, 11/09/52(b)	250	257,532
5.55%, 02/06/53(b)	140	122,663
4.38%, 05/15/55(b)	214	154,209
3.85%, 04/01/60(b)	359	228,294
4.10%, 03/25/61	200	133,393
Roper Technologies, Inc.
1.00%, 09/15/25(b)	108	98,707
3.80%, 12/15/26	87	82,300
1.40%, 09/15/27	65	55,613
2.95%, 09/15/29(b)	76	65,878
2.00%, 06/30/30(b)	67	52,981
1.75%, 02/15/31	86	65,246
Salesforce, Inc.
3.70%, 04/11/28(b)	341	321,694
1.50%, 07/15/28(b)	60	51,026
1.95%, 07/15/31	81	64,148
2.70%, 07/15/41(b)	156	105,642
2.90%, 07/15/51(b)	237	147,993
3.05%, 07/15/61(b)	50	29,886
ServiceNow, Inc., 1.40%, 09/01/30(b)	140	107,472
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	82	79,087
5.00%, 03/28/26(b)	140	137,373
3.70%, 04/14/27	65	60,867
4.95%, 03/28/28	140	135,305
4.00%, 04/14/32	76	66,289
VMware, Inc.
1.40%, 08/15/26	341	300,798
4.70%, 05/15/30	141	129,866
Workday, Inc.
3.50%, 04/01/27	81	75,576

Security	Par (000)	Value

Software (continued)
Workday, Inc. (continued)
3.70%, 04/01/29	$61	$55,326
3.80%, 04/01/32(b)	89	76,310

		12,457,455

Specialized REITs — 0.0%
American Tower Corp.
5.65%, 03/15/33(b)	70	67,289
5.90%, 11/15/33	100	97,631
Crown Castle, Inc.
4.80%, 09/01/28(b)	50	47,458
5.10%, 05/01/33	55	50,850
Public Storage Operating Co.
5.13%, 01/15/29(b)	30	29,524
5.35%, 08/01/53	100	91,308
Weyerhaeuser Co., 4.75%, 05/15/26	60	58,552

		442,612

Specialty Retail — 0.0%
AutoZone, Inc., 5.05%, 07/15/26	25	24,635
Best Buy Co., Inc., 1.95%, 10/01/30(b)	214	166,859
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	70	42,525
Ross Stores, Inc.
4.60%, 04/15/25	87	85,262
1.88%, 04/15/31	171	130,464
Tractor Supply Co., 5.25%, 05/15/33	20	18,885

		468,630

Technology Hardware, Storage & Peripherals — 0.4%
Adobe, Inc.
1.90%, 02/01/25	57	54,451
3.25%, 02/01/25	70	68,001
2.15%, 02/01/27	219	198,920
2.30%, 02/01/30	206	173,339
Apple, Inc.
2.75%, 01/13/25(b)	171	165,276
2.50%, 02/09/25(b)	74	71,203
1.13%, 05/11/25	112	104,756
3.20%, 05/13/25(b)	130	125,712
0.55%, 08/20/25	477	437,516
0.70%, 02/08/26(b)	87	78,438
3.25%, 02/23/26	326	311,508
2.45%, 08/04/26(b)	241	223,868
3.35%, 02/09/27(b)	341	322,459
3.20%, 05/11/27(b)	257	241,266
2.90%, 09/12/27(b)	171	157,903
3.00%, 11/13/27(b)	171	158,022
1.20%, 02/08/28	450	383,895
4.00%, 05/10/28	80	76,817
1.40%, 08/05/28	470	398,174
3.25%, 08/08/29(b)	200	182,524
2.20%, 09/11/29(b)	212	181,882
4.15%, 05/10/30(b)	80	76,317
1.65%, 05/11/30	240	194,586
1.65%, 02/08/31(b)	427	338,253
1.70%, 08/05/31(b)	70	55,082
3.35%, 08/08/32(b)	200	176,465
4.30%, 05/10/33(b)	80	75,518
4.50%, 02/23/36(b)	87	82,893
3.85%, 05/04/43(b)	300	242,707
4.45%, 05/06/44(b)	87	77,785

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.45%, 02/09/45	$231	$174,987
4.38%, 05/13/45	87	75,198
4.65%, 02/23/46	338	301,170
3.85%, 08/04/46(b)	130	102,866
4.25%, 02/09/47(b)	87	73,785
3.75%, 09/12/47	300	231,887
3.75%, 11/13/47	214	165,943
2.95%, 09/11/49(b)	214	141,248
2.65%, 05/11/50(b)	206	126,162
2.40%, 08/20/50(b)	177	104,352
2.65%, 02/08/51(b)	214	129,799
3.95%, 08/08/52(b)	150	117,635
4.85%, 05/10/53	80	73,286
2.55%, 08/20/60(b)	171	97,966
2.80%, 02/08/61	127	74,563
2.85%, 08/05/61	70	41,318
4.10%, 08/08/62(b)	150	115,365
Dell International LLC/EMC Corp.
5.85%, 07/15/25(b)	104	103,861
4.90%, 10/01/26	171	166,836
5.25%, 02/01/28(b)	200	196,946
5.30%, 10/01/29	214	207,744
5.75%, 02/01/33(b)	60	58,297
8.10%, 07/15/36	69	77,190
3.38%, 12/15/41(f)	171	114,747
8.35%, 07/15/46(b)	59	68,959
3.45%, 12/15/51(f)	87	54,203
Dell, Inc.(b)
7.10%, 04/15/28	71	75,159
6.50%, 04/15/38	71	70,335
Fortinet, Inc.
1.00%, 03/15/26	132	117,817
2.20%, 03/15/31(b)	152	117,605
Hewlett Packard Enterprise Co.
4.90%, 10/15/25(b)	214	210,081
1.75%, 04/01/26	171	155,298
5.25%, 07/01/28	20	19,525
6.20%, 10/15/35	87	87,420
6.35%, 10/15/45(b)	130	126,582
HP, Inc.(b)
2.20%, 06/17/25	87	81,795
4.75%, 01/15/28	50	47,959
4.00%, 04/15/29	90	82,239
2.65%, 06/17/31	171	133,614
5.50%, 01/15/33	150	140,637
6.00%, 09/15/41	112	105,633
NetApp, Inc., 1.88%, 06/22/25(b)	117	109,403
Western Digital Corp.
4.75%, 02/15/26	191	181,994
2.85%, 02/01/29	74	59,410
3.10%, 02/01/32(b)	80	58,913

		10,613,268

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27(b)	341	314,984
2.85%, 03/27/30(b)	171	148,123
3.25%, 03/27/40	171	129,507
3.88%, 11/01/45(b)	87	69,415

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. (continued)
3.38%, 11/01/46	$257	$184,581
VF Corp., 2.95%, 04/23/30(b)	87	68,470

		915,080

Tobacco — 0.3%
Altria Group, Inc.
2.35%, 05/06/25(b)	84	79,454
2.63%, 09/16/26(b)	341	314,742
4.80%, 02/14/29(b)	95	90,353
3.40%, 05/06/30	76	64,970
2.45%, 02/04/32	208	156,910
5.80%, 02/14/39(b)	257	238,263
3.40%, 02/04/41	171	111,083
4.25%, 08/09/42	100	72,387
4.50%, 05/02/43(b)	71	52,776
5.38%, 01/31/44(b)	226	202,578
5.95%, 02/14/49(b)	100	89,805
4.45%, 05/06/50	114	80,753
3.70%, 02/04/51(b)	155	96,375
4.00%, 02/04/61(b)	121	77,311
BAT Capital Corp.
3.22%, 09/06/26(b)	171	158,615
4.70%, 04/02/27(b)	87	83,298
3.56%, 08/15/27	113	103,383
2.26%, 03/25/28(b)	104	87,956
3.46%, 09/06/29(b)	87	74,506
4.91%, 04/02/30(b)	104	95,414
6.34%, 08/02/30	100	98,498
4.74%, 03/16/32(b)	96	84,594
7.75%, 10/19/32(b)	40	42,251
6.42%, 08/02/33	90	87,471
4.39%, 08/15/37	384	293,840
3.73%, 09/25/40(b)	70	46,942
7.08%, 08/02/43	50	47,961
4.54%, 08/15/47(b)	231	159,007
5.28%, 04/02/50(b)	87	65,925
3.98%, 09/25/50(b)	104	65,271
5.65%, 03/16/52	96	76,857
7.08%, 08/02/53(b)	75	70,849
BAT International Finance PLC
1.67%, 03/25/26	87	78,384
4.45%, 03/16/28	96	89,522
5.93%, 02/02/29(b)	200	196,350
Philip Morris International, Inc.
3.25%, 11/10/24	171	166,235
5.13%, 11/15/24	200	198,571
3.38%, 08/11/25(b)	130	124,775
5.00%, 11/17/25	200	197,619
4.88%, 02/13/26(b)	100	98,358
2.75%, 02/25/26	73	68,473
3.13%, 08/17/27(b)	171	157,838
5.13%, 11/17/27	200	195,838
4.88%, 02/15/28(b)	100	96,878
5.25%, 09/07/28(b)	25	24,480
5.63%, 11/17/29	155	153,242
5.13%, 02/15/30	100	95,904
5.50%, 09/07/30	25	24,310
1.75%, 11/01/30(b)	41	31,213
5.75%, 11/17/32	70	68,301

48

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
5.38%, 02/15/33	$300	$284,351
5.63%, 09/07/33	25	24,041
6.38%, 05/16/38(b)	220	224,103
4.50%, 03/20/42(b)	150	119,711
3.88%, 08/21/42(b)	62	45,773
4.13%, 03/04/43	79	59,544
4.88%, 11/15/43	87	72,480
4.25%, 11/10/44	65	49,544
Reynolds American, Inc.
4.45%, 06/12/25	107	103,998
5.70%, 08/15/35	82	73,365
6.15%, 09/15/43	53	46,808
5.85%, 08/15/45(b)	200	165,666

		6,806,073

Trading Companies & Distributors — 0.0%
GATX Corp., 6.05%, 03/15/34	50	48,829

Transportation Infrastructure — 0.1%
FedEx Corp.
3.25%, 04/01/26(b)	95	90,142
4.25%, 05/15/30(b)	141	130,267
2.40%, 05/15/31(b)	109	87,415
3.90%, 02/01/35	67	55,819
3.25%, 05/15/41(b)	147	101,424
3.88%, 08/01/42	50	37,476
4.75%, 11/15/45	114	93,083
4.55%, 04/01/46(b)	130	102,912
4.40%, 01/15/47	87	67,249
4.05%, 02/15/48	87	63,571
4.95%, 10/17/48	171	144,302
5.25%, 05/15/50(b)	150	132,077
GXO Logistics, Inc.
1.65%, 07/15/26	171	150,254
2.65%, 07/15/31(b)	87	66,009
Ryder System, Inc.(b)
1.75%, 09/01/26	86	77,024
2.85%, 03/01/27	57	51,866
4.30%, 06/15/27	60	57,135
5.65%, 03/01/28	50	49,489
5.25%, 06/01/28	40	38,930
United Parcel Service, Inc.
3.90%, 04/01/25(b)	171	166,825
2.40%, 11/15/26	141	130,164
3.05%, 11/15/27	87	80,187
4.88%, 03/03/33(b)	60	57,801
6.20%, 01/15/38	74	79,046
5.20%, 04/01/40	171	162,627
3.63%, 10/01/42(b)	87	66,472
3.40%, 11/15/46(b)	78	54,472
3.75%, 11/15/47(b)	87	66,210
3.40%, 09/01/49(b)	75	53,488
5.30%, 04/01/50(b)	171	162,859
5.05%, 03/03/53(b)	60	54,999

		2,731,594

Water Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25(b)	130	125,703
2.95%, 09/01/27(b)	87	79,505
3.75%, 09/01/28(b)	257	239,102

Security	Par (000)	Value

Water Utilities (continued)
American Water Capital Corp. (continued)
3.45%, 06/01/29(b)	$87	$78,507
2.30%, 06/01/31	155	123,487
4.45%, 06/01/32(b)	90	83,168
4.30%, 09/01/45	87	68,688
3.75%, 09/01/47	87	63,585
4.15%, 06/01/49(b)	87	67,488
3.25%, 06/01/51(b)	155	101,935
Essential Utilities, Inc.
2.40%, 05/01/31	171	133,100
3.35%, 04/15/50(b)	171	106,553
5.30%, 05/01/52(b)	61	52,284

		1,323,105

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63%, 04/22/29	244	219,312
6.13%, 03/30/40	300	295,425
4.38%, 07/16/42	229	183,871
Crown Castle, Inc., 4.15%, 07/01/50	150	106,609
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	171	158,520
Orange SA, 9.00%, 03/01/31(b)	437	516,227
Rogers Communications, Inc.
2.95%, 03/15/25(b)	71	67,714
3.63%, 12/15/25	267	252,786
2.90%, 11/15/26	171	156,249
3.20%, 03/15/27(b)	73	66,770
3.80%, 03/15/32	58	48,200
7.50%, 08/15/38(b)	100	103,924
4.50%, 03/15/42(b)	59	45,686
5.00%, 03/15/44	87	70,330
4.30%, 02/15/48	214	149,720
3.70%, 11/15/49(b)	71	45,653
4.55%, 03/15/52	240	175,061
T-Mobile U.S., Inc.
3.50%, 04/15/25	179	172,719
1.50%, 02/15/26(b)	171	155,052
2.25%, 02/15/26	150	138,085
2.63%, 04/15/26(b)	100	92,483
3.75%, 04/15/27	300	280,326
5.38%, 04/15/27(b)	100	98,430
4.75%, 02/01/28	125	119,815
2.05%, 02/15/28	87	74,810
4.95%, 03/15/28	85	82,489
4.80%, 07/15/28(b)	80	76,882
2.63%, 02/15/29	100	84,717
3.38%, 04/15/29	200	175,908
3.88%, 04/15/30	800	708,777
2.55%, 02/15/31	259	206,089
2.88%, 02/15/31	100	81,075
3.50%, 04/15/31(b)	225	190,253
2.25%, 11/15/31	59	44,960
2.70%, 03/15/32	130	101,691
5.20%, 01/15/33(b)	200	188,753
5.05%, 07/15/33	275	255,148
4.38%, 04/15/40(b)	214	171,955
3.00%, 02/15/41(b)	141	93,433
4.50%, 04/15/50(b)	295	226,215
3.30%, 02/15/51(b)	300	187,710
3.40%, 10/15/52	341	213,004

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
5.65%, 01/15/53	$200	$182,650
5.75%, 01/15/54(b)	80	73,722
3.60%, 11/15/60	174	107,637
5.80%, 09/15/62	100	91,207
T-Mobile USA, Inc., 5.75%, 01/15/34	65	63,409
Vodafone Group PLC
4.13%, 05/30/25(b)	257	250,560
7.88%, 02/15/30	74	81,319
6.15%, 02/27/37(b)	87	85,679
4.38%, 02/19/43(b)	163	125,602
4.25%, 09/17/50	205	148,627
5.63%, 02/10/53	150	132,927
5.13%, 06/19/59	104	82,320
5.75%, 02/10/63(b)	150	131,502

		8,439,997

Total Corporate Bonds — 25.4% (Cost: $701,267,237)		600,943,481

Foreign Agency Obligations

Canada — 0.3%
Canada Government International Bond
1.63%, 01/22/25	355	338,223
2.88%, 04/28/25	400	385,378
3.75%, 04/26/28	300	288,048
Export Development Canada, 3.38%, 08/26/25(b)	700	677,316
Province of Alberta Canada
1.88%, 11/13/24(b)	171	163,981
1.00%, 05/20/25	511	475,437
3.30%, 03/15/28	341	318,424
1.30%, 07/22/30	341	267,953
Province of British Columbia Canada
2.25%, 06/02/26	171	158,985
0.90%, 07/20/26	341	304,438
4.20%, 07/06/33	400	374,564
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	341	288,931
Province of New Brunswick Canada, 3.63%, 02/24/28(b)	171	161,148
Province of Ontario Canada
0.63%, 01/21/26(b)	171	154,162
3.10%, 05/19/27(b)	400	375,571
1.05%, 05/21/27(b)	171	148,938
2.00%, 10/02/29	171	145,946
1.13%, 10/07/30	341	263,621
1.60%, 02/25/31(b)	341	270,910
Province of Quebec Canada
0.60%, 07/23/25	341	313,691
2.50%, 04/20/26	469	439,821
2.75%, 04/12/27(b)	341	316,525
1.35%, 05/28/30	341	271,644
Series QO, 2.88%, 10/16/24	87	84,549
Series QX, 1.50%, 02/11/25	341	323,084

		7,311,288

Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	300	275,166
2.45%, 01/31/31(b)	417	342,299

Security	Par (000)	Value

Chile (continued)
Chile Government International Bond (continued)
2.55%, 07/27/33	$390	$299,816
3.50%, 01/31/34	200	165,082
3.10%, 05/07/41	200	135,844
4.00%, 01/31/52(b)	290	210,392
5.33%, 01/05/54(b)	287	255,369
3.10%, 01/22/61(b)	318	180,513

		1,864,481

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	171	156,639

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	134	140,200

Indonesia — 0.1%
Indonesia Government International Bond
4.15%, 09/20/27	200	190,662
4.10%, 04/24/28	522	492,126
2.85%, 02/14/30(b)	490	416,495
2.15%, 07/28/31	400	311,672
4.65%, 09/20/32	200	186,484
4.35%, 01/11/48(b)	284	225,169
4.20%, 10/15/50(b)	322	246,346
3.05%, 03/12/51(b)	211	136,374
4.30%, 03/31/52	300	232,290
3.20%, 09/23/61	222	131,775

		2,569,393

Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28(b)	318	292,655
4.50%, 01/17/33(b)	200	186,298
4.50%, 01/30/43(b)	415	347,438
4.13%, 01/17/48	322	245,770
State of Israel, 2.50%, 01/15/30	490	413,026

		1,485,187

Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	511	459,423
2.88%, 10/17/29	200	171,080
5.38%, 06/15/33	130	123,448
4.00%, 10/17/49	417	285,411

		1,039,362

Japan — 0.1%
Japan Bank for International Cooperation
3.88%, 09/16/25	500	485,421
2.75%, 11/16/27	500	457,023
4.63%, 07/19/28	300	294,566
3.25%, 07/20/28(b)	690	636,155
2.00%, 10/17/29	200	167,996
1.88%, 04/15/31(b)	514	409,638
Series DTC, 2.25%, 11/04/26	500	457,207
Japan International Cooperation Agency
2.75%, 04/27/27	300	275,855
4.00%, 05/23/28	300	286,175

		3,470,036

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31	200	157,878

50

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Mexico Government International Bond (continued)
4.88%, 05/19/33(b)	$200	$179,008
3.50%, 02/12/34(b)	450	351,459
6.35%, 02/09/35	200	195,278
4.28%, 08/14/41	518	381,756
4.40%, 02/12/52(b)	200	138,178
6.34%, 05/04/53	200	181,500
3.77%, 05/24/61(b)	200	116,900
Series 16-2, 4.13%, 01/21/26(b)	511	496,932
Series 16-2, 4.75%, 04/27/32	211	189,695
Series 16-2, 6.75%, 09/27/34	53	53,419
Series 16-2, 6.05%, 01/11/40(b)	394	363,571
Series 16-2, 4.75%, 03/08/44(b)	378	288,830
Series 16-2, 5.55%, 01/21/45(b)	260	223,496
Series 16-2, 4.60%, 01/23/46(b)	318	233,673
Series 16-2, 4.35%, 01/15/47(b)	200	140,854
Series 16-2, 4.60%, 02/10/48(b)	390	283,359
Series 16-2, 4.50%, 01/31/50	273	196,456
Series 16-2, 5.00%, 04/27/51(b)	390	299,345
Series 16-2, 5.75%, 12/31/99	88	69,812

		4,541,399

Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26	400	407,468
2.25%, 09/29/32	690	497,676
6.40%, 02/14/35	200	193,280
6.70%, 01/26/36	62	61,240
4.50%, 04/16/50(b)	232	157,632
6.85%, 03/28/54	200	185,632
4.50%, 04/01/56	392	256,760
3.87%, 07/23/60(b)	397	227,680

		1,987,368

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26(b)	238	220,643
4.13%, 08/25/27(b)	520	495,191
2.84%, 06/20/30(b)	215	181,544
2.78%, 01/23/31(b)	341	278,628
1.86%, 12/01/32(b)	130	93,669
8.75%, 11/21/33	77	91,370
3.00%, 01/15/34(b)	388	297,774
6.55%, 03/14/37	87	89,987
3.30%, 03/11/41(b)	141	97,418
5.63%, 11/18/50(b)	240	221,330
2.78%, 12/01/60	214	112,998
3.60%, 01/15/72(b)	75	44,405
3.23%, 07/28/2121(b)	87	45,049

		2,270,006

Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28	300	272,085
7.75%, 01/14/31(b)	257	290,032
5.00%, 07/17/33	500	480,165
6.38%, 10/23/34	250	263,392
5.00%, 01/13/37	522	485,283
3.95%, 01/20/40	250	197,543

Security	Par (000)	Value

Philippines (continued)
Philippines Government International Bond (continued)
3.70%, 02/02/42	$397	$295,519
5.95%, 10/13/47(b)	400	396,568

		2,680,587

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	214	203,045
5.50%, 11/16/27	300	300,012
5.75%, 11/16/32	300	300,288
4.88%, 10/04/33	300	278,136
5.50%, 04/04/53	200	180,516

		1,261,997

South Korea — 0.1%
Export-Import Bank of Korea
3.25%, 11/10/25(b)	500	476,830
5.00%, 01/11/28(b)	300	295,818
4.50%, 09/15/32(b)	200	186,606
5.13%, 01/11/33	500	488,210
Korea Development Bank(b)
4.38%, 02/15/28	500	481,140
2.00%, 10/25/31	500	388,785
Korea International Bond(b)
4.13%, 06/10/44	250	210,660
3.88%, 09/20/48	200	158,534

		2,686,583

Supranational — 0.9%
African Development Bank, Series GDIF, 0.88%, 03/23/26	341	308,099
Asian Development Bank
1.50%, 10/18/24	511	490,115
4.25%, 01/09/26	700	687,721
0.50%, 02/04/26	341	307,015
1.00%, 04/14/26	341	308,845
2.00%, 04/24/26	171	158,748
2.63%, 01/12/27(b)	171	159,525
2.50%, 11/02/27(b)	341	312,848
2.75%, 01/19/28	130	119,794
5.82%, 06/16/28	681	706,316
1.75%, 09/19/29	341	289,112
1.88%, 01/24/30	500	421,066
1.50%, 03/04/31	500	399,456
Asian Infrastructure Investment Bank
0.50%, 01/27/26	500	448,921
4.00%, 01/18/28	500	481,742
Corp. Andina de Fomento, 2.25%, 02/08/27	300	267,291
European Bank for Reconstruction & Development
1.50%, 02/13/25	171	162,175
0.50%, 05/19/25	341	315,406
European Investment Bank
1.63%, 03/14/25(b)	500	474,104
0.63%, 07/25/25	341	314,370
0.38%, 03/26/26	700	625,745
2.13%, 04/13/26(b)	171	159,503
0.75%, 10/26/26	247	218,434
3.25%, 11/15/27	500	472,848
1.75%, 03/15/29(b)	300	258,008
1.63%, 10/09/29	130	109,707

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
European Investment Bank (continued)
0.88%, 05/17/30	$500	$391,798
Inter-American Development Bank
2.13%, 01/15/25(b)	171	163,915
1.75%, 03/14/25	511	485,176
0.88%, 04/03/25	511	478,081
0.88%, 04/20/26	511	461,089
2.00%, 06/02/26	87	80,522
2.38%, 07/07/27	171	157,052
1.13%, 07/20/28(b)	511	431,814
2.25%, 06/18/29(b)	500	438,217
1.13%, 01/13/31(b)	427	332,466
3.20%, 08/07/42(b)	130	98,786
4.38%, 01/24/44(b)	75	66,913
International Bank for Reconstruction & Development
1.63%, 01/15/25(b)	511	486,744
0.63%, 04/22/25	500	464,667
0.38%, 07/28/25	511	468,200
0.50%, 10/28/25	641	583,345
3.13%, 06/15/27	400	377,286
0.75%, 11/24/27	500	425,761
1.13%, 09/13/28(b)	850	715,824
3.63%, 09/21/29	300	283,358
0.75%, 08/26/30(b)	800	612,495
1.25%, 02/10/31(b)	500	392,718
2.50%, 03/29/32	700	592,412
4.75%, 02/15/35(b)	87	85,022
Series GDIF, 2.50%, 11/25/24	511	493,721
Series GDIF, 2.50%, 07/29/25(b)	171	162,870
Series GDIF, 1.88%, 10/27/26	130	118,873
Series GDIF, 2.50%, 11/22/27(b)	341	312,536
International Finance Corp.
0.38%, 07/16/25	341	313,092
0.75%, 10/08/26	341	301,738
0.75%, 08/27/30(b)	341	261,107
Nordic Investment Bank, 4.38%, 03/14/28	500	492,160

		20,506,672

Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27(b)	500	456,505
4.13%, 06/14/28	500	483,922

		940,427

Uruguay — 0.1%
Uruguay Government International Bond(b)
4.38%, 10/27/27	171	168,650
4.38%, 01/23/31	427	408,332
5.75%, 10/28/34	150	153,096
7.63%, 03/21/36	300	344,445
5.10%, 06/18/50	384	340,243
4.98%, 04/20/55	200	172,968

		1,587,734

Total Foreign Agency Obligations — 2.4% (Cost: $63,810,141)		56,499,359

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	$30	$22,391

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	85	76,565

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	120	131,060
Series S-1, 7.04%, 04/01/50	75	86,280
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	59,538
California Health Facilities Financing Authority, RB, M/F Housing
4.19%, 06/01/37	65	55,957
4.35%, 06/01/41	85	71,548
California State University, RB
Series B, 5.18%, 11/01/53	50	45,141
Series E, 2.90%, 11/01/51	75	49,525
California State University, Refunding RB, Series B,
2.98%, 11/01/51	180	114,753
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, (AGM), 4.24%, 05/15/48	60	47,723
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	84,559
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40(b)	75	76,686
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	60,702
Series A, (AGM), 3.92%, 01/15/53	65	46,882
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	60	47,378
Class B, (SAP), 3.29%, 06/01/42	150	104,176
Class B, (SAP), 3.00%, 06/01/46	40	36,564
Series A-1, 3.71%, 06/01/41	80	56,283
Subordinate, 3.85%, 06/01/50	75	67,984
Los Angeles Community College District, GO, BAB,
6.75%, 08/01/49	100	113,279
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32(b)	125	98,297
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	86,820
Los Angeles Department of Water & Power, RB, BAB
5.72%, 07/01/39	75	75,262
6.57%, 07/01/45	125	137,437
Los Angeles Unified School District, GO, BAB
Series KR, 5.76%, 07/01/29	85	85,631
Series KR, 5.75%, 07/01/34(b)	160	161,128
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	61,653
Series Q, 4.13%, 05/15/32	70	63,414
Series Q, 4.56%, 05/15/53(b)	85	71,834

52

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	$65	$69,858
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48(b)	70	71,472
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49(b)	85	89,565
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	52,452
State of California, GO, BAB
7.30%, 10/01/39	110	125,052
7.35%, 11/01/39(b)	280	318,701
7.60%, 11/01/40	325	385,333
State of California, Refunding GO
3.38%, 04/01/25	75	72,850
3.50%, 04/01/28	70	65,673
2.50%, 10/01/29(b)	220	189,881
4.60%, 04/01/38	65	58,666
5.20%, 03/01/43(b)	55	50,660
University of California, RB
Series AD, 4.86%, 05/15/2112(b)	75	61,656
Series AQ, 4.77%, 05/15/2115(b)	72	58,205
Series BD, 3.35%, 07/01/29(b)	110	99,928
Series BG, 0.88%, 05/15/25	90	83,805
University of California, Refunding RB, Series AX,
3.06%, 07/01/25	75	72,202

		4,123,453

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	76,960

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(b)	110	112,726

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114(b)	70	59,700
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	65	44,356
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	75	75,388
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	87,526

		266,970

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue,
Refunding RB, Series C, 4.28%, 10/01/41	125	106,283
County of Miami-Dade Florida Transit System,
Refunding RB, Series B, 2.60%, 07/01/42	60	41,004
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	53,658

Security	Par (000)	Value

Florida (continued)
State Board of Administration Finance Corp., RB(b)
Series A, 1.26%, 07/01/25	$128	$118,488
Series A, 2.15%, 07/01/30	165	131,914

		451,347

Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	60,148
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	119	124,259

		184,407

Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(b)	85	55,159

Illinois — 0.1%
Chicago O’Hare International Airport, ARB(b)
Series C, Senior Lien, 4.47%, 01/01/49	65	55,103
Series C, Senior Lien, 4.57%, 01/01/54	65	54,957
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40(b)	95	102,712
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	89,644
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	70	70,664
Sales Tax Securitization Corp., Refunding RB,
Series B, 2nd Lien, 3.24%, 01/01/42	230	169,838
State of Illinois, GO, 5.10%, 06/01/33(b)	795	754,492
State of Illinois, GO, BAB, 7.35%, 07/01/35	69	71,499

		1,368,909

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51(b)	75	51,609

Kansas — 0.0%
Kansas Development Finance Authority, RB,
Series K, (BAM), 2.77%, 05/01/51(b)	55	35,816

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	107	103,042
Class A-4, 4.48%, 08/01/39	110	98,143
Series A-3, 5.20%, 12/01/39	125	120,027
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(b)	95	67,328

		388,540

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H,
2.90%, 09/01/49	80	51,580
Commonwealth of Massachusetts, GO, BAB,
5.46%, 12/01/39	180	179,692
Massachusetts School Building Authority, RB, BAB,
5.72%, 08/15/39(b)	115	116,815

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, Refunding RB, Series B, 1.75%, 08/15/30	$75	$61,541
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.82%, 08/01/41	65	47,835

		457,463

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A,
3.06%, 07/01/39	30	22,463
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	48,886
3.38%, 12/01/40	70	52,799
Michigan State Building Authority, Refunding RB,
Series 2, 2.71%, 10/15/40	95	65,882
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	57,416
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	60,200
University of Michigan, RB
Series A, 3.50%, 04/01/52(b)	60	42,736
Series A, 4.45%, 04/01/2122	74	56,515
Series B, 3.50%, 04/01/52	95	67,544

		474,441

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	64	51,318

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	64,528

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB,
Series C, 6.82%, 07/01/45	95	106,126

New Jersey — 0.1%
New Jersey Economic Development Authority, RB,
Series A, (NPFGC), 7.43%, 02/15/29	249	262,862
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	75	79,073
Series C, 5.75%, 12/15/28	70	70,163
New Jersey Turnpike Authority, RB, BAB, Series F,
7.41%, 01/01/40	155	180,757
Rutgers The State University of New Jersey, RB,
Series P, 3.92%, 05/01/2119	74	47,999
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	59,436

		700,290

New York — 0.1%
City of New York, GO, BAB
Series A-2, 5.21%, 10/01/31(b)	90	88,410
Series F-1, 6.27%, 12/01/37	85	89,296
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	102,378
7.34%, 11/15/39(b)	100	114,523
6.81%, 11/15/40	80	83,839
New York City Municipal Water Finance Authority, Refunding RB, BAB(b)
5.72%, 06/15/42	85	84,347

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, BAB(b) (continued)
6.01%, 06/15/42	$110	$113,080
5.44%, 06/15/43	75	72,168
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38	125	123,978
New York State Thruway Authority, Refunding RB,
Series M, 2.90%, 01/01/35	100	80,524
New York State Urban Development Corp., RB,
Series B, 3.90%, 03/15/33	100	90,056
Port Authority of New York & New Jersey, ARB
3.18%, 07/15/60	70	42,820
Series 192, 4.81%, 10/15/65(b)	80	69,736
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	77,322
Series 168, 4.93%, 10/01/51	220	198,691
Series 182, 5.31%, 08/01/46	75	71,096
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53	50	46,017

		1,548,281

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB,
Series S, 3.20%, 01/15/51	75	48,803

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B,
8.08%, 02/15/50(b)	100	124,370
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	100	74,482
Series B, 3.99%, 01/01/29	75	72,690
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	133,706
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48(b)	95	63,830

		469,078

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	75	75,098
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	41,610
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	70	72,347
State of Oregon, GO, 5.89%, 06/01/27	140	141,810

		330,865

Pennsylvania — 0.0%
City of Philadelphia Philadelphia Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	70	48,006
Commonwealth Financing Authority, RB, Series A,
2.99%, 06/01/42(b)	225	156,049
Pennsylvania State University, Refunding RB,
Series D, 2.79%, 09/01/43(b)	100	69,575
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	62	37,629

		311,259

54

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB,
Series C, 6.45%, 01/01/50	$74	$75,334

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	62	59,181

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	56,889
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	95	95,254
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48(b)	70	44,025
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	44,109
Series A, 2.99%, 11/01/38	75	58,652
Series C, 2.92%, 11/01/50(b)	160	105,932
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52(b)	200	129,555
North Texas Tollway Authority, RB, BAB, Series B,
6.72%, 01/01/49(b)	96	107,629
North Texas Tollway Authority, Refunding RB,
3.01%, 01/01/43	35	23,884
State of Texas, GO, BAB, 5.52%, 04/01/39(b)	110	109,484
Texas Natural Gas Securitization Finance Corp., RB(b)
Series 2023-1, 5.10%, 04/01/35	175	171,703
Series 2023-1, 5.17%, 04/01/41	170	162,612
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49(b)	80	59,806
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	110	110,138
Texas Transportation Commission, Refunding GO,
2.47%, 10/01/44(b)	185	119,137

		1,398,809

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	43,638
University of Virginia, Refunding RB(b)
2.26%, 09/01/50	120	65,947
Series U, 2.58%, 11/01/51	85	50,551

		160,136

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	75	70,857

Security	Par (000)	Value

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	$60	$60,183
State of Wisconsin, Refunding RB, Series A,
3.95%, 05/01/36	110	96,282

		156,465

Total Municipal Bonds — 0.6% (Cost: $17,093,282)		13,698,086

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.1%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	295,882
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	788,676
BBCMS Mortgage Trust
Series 2023-C19, Class A4, 3.67%, 02/15/50	392	362,438
Series 2023-C21, Class A5, 6.00%, 09/15/56	940	947,209
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,253,669
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	472,775
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	487,356
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	591,375
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	456,099
Series 2020-B19, Class B, 2.35%, 09/15/53	193	121,443
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	471,103
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	313,034
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	440,228
Check Enrich, Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	719,523
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	64	63,823
Series 2014-GC25, Class A4, 3.64%, 10/10/47	87	84,392
Series 2014-GC25, Class AS, 4.02%, 10/10/47	257	246,331
Series 2016-GC37, Class A4, 3.31%, 04/10/49	597	555,463
Series 2016-P5, Class A4, 2.94%, 10/10/49	171	155,053
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	349,629
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	98	98,145
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	87	86,340
Series 2015-PC1, Class A5, 3.90%, 07/10/50	257	246,948
Series 2016-CR28, Class A4, 3.76%, 02/10/49	130	122,271
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	171	161,863
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	750,757
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)	681	622,105
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,159,680
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-752, Class A2, 4.28%, 07/25/30	5,000	4,726,705
GS Mortgage Securities Corp. II, Series 2018- GS10, Class A5, 4.16%, 07/10/51(c)	511	462,931
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47	1,191	1,154,357
Series 2015-GC30, Class A4, 3.38%, 05/10/50	104	98,646
Series 2015-GS1, Class A3, 3.73%, 11/10/48	392	369,738

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	$87	$86,087
Series 2015-C31, Class A3, 3.80%, 08/15/48	332	312,932
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	536,082
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	917,820
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.09%, 07/15/46(c)	64	61,469
Series 2014-C16, Class A4, 3.60%, 06/15/47	386	381,501
Series 2015-C24, Class A4, 3.73%, 05/15/48	130	124,018
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,076,905
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	203	191,215
Series 2018-H3, Class A4, 3.91%, 07/15/51	511	470,502
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	89,044
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	109,519
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48	257	245,214
Series 2015-SG1, Class A4, 3.79%, 09/15/48	825	786,332
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	593,081
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	426,734
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	369,890

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost: $29,301,209)		26,014,332

Preferred Securities

Capital Trusts — 0.0%

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)(c)	71	57,780

Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	87	85,490

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	104	101,620
Prudential Financial, Inc., 5.38%, 05/15/45(b)(c)	87	84,343

		185,963

		329,233

Total Preferred Securities — 0.0% (Cost: $369,235)		329,233

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.7%
Fannie Mae
2.63%, 09/06/24(b)	1,021	994,517
0.50%, 06/17/25	3,395	3,139,010
6.25%, 05/15/29	909	976,493
7.13%, 01/15/30	1,698	1,909,927
7.25%, 05/15/30	3,487	3,965,905
0.88%, 08/05/30	1,191	919,592
6.63%, 11/15/30	53	58,668
Federal Home Loan Banks
2.75%, 12/13/24	855	828,409
3.13%, 06/13/25	1,640	1,583,471

Security	Par (000)	Value

Agency Obligations (continued)
Federal Home Loan Banks (continued)
5.50%, 07/15/36	$370	$395,047
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	1,051	1,041,692
0.38%, 07/21/25	82	75,366
6.75%, 03/15/31	477	534,591
6.25%, 07/15/32(b)	562	621,797
Tennessee Valley Authority
1.50%, 09/15/31	70	54,089
5.88%, 04/01/36	359	382,522
3.50%, 12/15/42	74	56,807

		17,537,903

Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae
Series 2016-M5, Class A2, 2.47%, 04/25/26	958	895,984
Series 2017-M15, Class A2, 3.06%, 09/25/27(c)	615	571,344
Series 2018-M12, Class A2, 3.76%, 08/25/30(c)	511	464,977
Series 2019-M22, Class A2, 2.52%, 08/25/29	760	661,276
Series 2020-M46, Class A2, 1.32%, 05/25/30	932	740,181
Series 2021-M17, Class A2, 1.71%, 07/25/31(c)	511	398,633
Series 2022-M21, Class A2, 1.66%, 04/25/31(c)	724	561,893
Freddie Mac Multifamily Structured Pass Through Certificates
Series K036, Class A2, 3.53%, 10/25/23(c)	20	19,712
Series K052, Class A2, 3.15%, 11/25/25	130	124,508
Series K063, Class A2, 3.43%, 01/25/27(c)	850	804,288
Series K066, Class A2, 3.12%, 06/25/27	597	555,587
Series K067, Class A1, 2.90%, 03/25/27	394	376,644
Series K076, Class A2, 3.90%, 04/25/28	341	323,681
Series K088, Class A2, 3.69%, 01/25/29	87	81,297
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,481,637
Series K101, Class A2, 2.52%, 10/25/29	960	829,383
Series K110, Class A2, 1.48%, 04/25/30	450	359,263
Series K111, Class A2, 1.35%, 05/25/30	171	134,627
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,334,529
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,503,645
Series K-1521, Class A2, 2.18%, 08/25/36	813	568,313
Series K-156, Class A2, 4.43%, 02/25/33(c)	1,500	1,406,437
Series K734, Class A2, 3.21%, 02/25/26	969	924,645

		15,122,484

Mortgage-Backed Securities — 27.0%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	190	167,361
4.00%, 02/01/47 - 02/01/57	669	603,899
3.50%, 11/01/51	1,021	891,523
5.00%, 03/01/53	436	415,454
(12-mo. LIBOR US + 1.53%), 5.20%, 05/01/43(c)	8	7,957
(12-mo. LIBOR US + 1.54%), 5.41%, 06/01/43(c)	10	9,914
(12-mo. LIBOR US + 1.70%), 5.95%, 08/01/42(c)	2	2,499
(12-mo. LIBOR US + 1.75%), 6.00%, 08/01/41(c)	1	1,299
(12-mo. LIBOR US + 1.83%), 4.14%, 11/01/40(c)	1	1,288
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	1	610
3.00%, 03/01/27 - 10/01/47	7,273	6,248,357
2.50%, 07/01/28 - 01/01/33	1,684	1,525,376

56

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
3.50%, 03/01/32 - 06/01/49	$7,086		$6,270,696
5.00%, 04/01/33 - 04/01/49	314		303,692
4.00%, 05/01/33 - 01/01/49	2,446		2,227,917
5.50%, 06/01/35 - 01/01/39	10		10,221
4.50%, 06/01/38 - 01/01/49	1,061		996,501
(12-mo. LIBOR US + 1.50%), 5.25%, 06/01/43(c)	—	(a)	329
(12-mo. LIBOR US + 1.70%), 5.27%, 08/01/41(c)	1		1,422
(12-mo. LIBOR US + 1.84%), 5.24%, 09/01/40(c)	2		1,710
Ginnie Mae, 6.00%, 10/23/53(g)	8,400		8,323,219
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	—	(a)	5
5.50%, 12/15/32 - 10/23/53(g)	9,552		9,274,524
6.00%, 03/15/35 - 10/20/38	12		12,869
6.50%, 09/15/36	8		8,465
4.50%, 07/15/39 - 10/23/53(g)	10,095		9,385,105
5.00%, 11/15/39 - 10/23/53(g)	7,566		7,194,620
4.00%, 03/15/41 - 10/23/53(g)	13,190		11,983,664
3.50%, 09/20/42 - 10/23/53(g)	20,530		18,177,470
3.00%, 01/20/43 - 10/23/53(g)	27,947		23,839,039
2.50%, 05/20/45 - 10/23/53(g)	40,831		33,338,919
2.00%, 07/20/50 - 10/23/53(g)	33,471		26,517,919
1.50%, 10/20/51	164		124,761
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 08/01/53(g)	23,879		22,077,101
4.00%, 10/01/25 - 10/12/53(g)	34,903		31,552,835
3.50%, 02/01/26 - 10/12/53(g)	41,507		36,525,419
3.00%, 01/01/27 - 10/12/53(g)	67,022		56,987,957
2.50%, 09/01/28 - 04/01/53(g)(h)	125,880		102,039,307
7.00%, 02/01/32	2		1,567
6.50%, 07/01/32 - 10/12/53(g)	2,082		2,091,123
5.00%, 11/01/33 - 10/12/53(g)	20,465		19,358,755
6.00%, 03/01/34 - 10/12/53(g)	13,057		12,940,558
2.00%, 12/01/35 - 10/12/53(g)	184,560		144,954,560
1.50%, 03/01/36 - 11/01/51	26,442		20,334,578
5.50%, 04/01/36 - 10/12/53(g)	21,183		20,561,381

			637,293,745

Total U.S. Government Sponsored Agency Securities — 28.3% (Cost: $785,608,656)			669,954,132

U.S. Treasury Obligations
U.S. Treasury Bonds
7.50%, 11/15/24	850		870,088
7.63%, 02/15/25(b)	67		69,089
6.88%, 08/15/25	1,359		1,401,628
6.00%, 02/15/26	1,300		1,329,761
6.75%, 08/15/26(b)	1,275		1,339,945
6.63%, 02/15/27	597		631,351
5.25%, 11/15/28 - 02/15/29(b)	2,379		2,443,274
6.13%, 08/15/29(b)	1,275		1,370,575
5.38%, 02/15/31	1,021		1,070,335
4.50%, 02/15/36 - 08/15/39(b)	3,335		3,273,269
4.75%, 02/15/37 - 02/15/41(b)	2,750		2,763,966
5.00%, 05/15/37(b)	1,885		1,957,455
4.38%, 02/15/38 - 05/15/41(b)	3,540		3,373,761

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
3.50%, 02/15/39	$1,139	$983,945
4.25%, 05/15/39 - 11/15/40(b)	3,278	3,073,784
4.63%, 02/15/40	2,755	2,698,501
1.13%, 05/15/40 - 08/15/40(b)	6,545	3,734,141
3.88%, 08/15/40 - 05/15/43	9,857	8,585,344
1.38%, 11/15/40 - 08/15/50(b)	10,111	5,494,216
1.88%, 02/15/41 - 11/15/51(b)	18,715	10,878,018
2.25%, 05/15/41 - 02/15/52(b)	17,145	10,852,921
1.75%, 08/15/41	5,091	3,170,341
3.75%, 08/15/41 - 11/15/43(b)	5,884	5,021,559
2.00%, 11/15/41 - 08/15/51(b)	17,459	10,479,927
3.13%, 11/15/41 - 05/15/48(b)	12,314	9,469,409
2.38%, 02/15/42 - 05/15/51(b)	14,140	9,228,278
3.00%, 05/15/42 - 08/15/52(b)	30,477	22,395,019
3.25%, 05/15/42	4,100	3,267,188
2.75%, 08/15/42 - 11/15/47(b)	9,962	7,093,250
3.38%, 08/15/42 - 11/15/48	8,439	6,727,269
4.00%, 11/15/42 - 11/15/52(b)	9,600	8,513,500
2.88%, 05/15/43 - 05/15/52(b)	20,469	14,721,325
3.63%, 08/15/43 - 05/15/53(b)	16,144	13,376,410
2.50%, 02/15/45 - 05/15/46(b)	9,048	6,092,281
1.25%, 05/15/50(b)	4,072	1,921,157
1.63%, 11/15/50(b)	7,231	3,787,519
4.13%, 08/15/53	1,000	907,813
U.S. Treasury Notes
2.13%, 09/30/24 - 05/15/25(b)	8,188	7,826,697
4.25%, 09/30/24 - 10/15/25	7,000	6,890,352
0.63%, 10/15/24 - 08/15/30(b)	41,019	34,615,210
1.50%, 10/31/24 - 02/15/30(b)	28,270	25,309,848
2.25%, 10/31/24 - 11/15/27(b)	26,324	24,785,388
0.75%, 11/15/24 - 01/31/28(b)	31,500	28,432,117
1.00%, 12/15/24 - 07/31/28(b)	13,572	12,168,146
1.75%, 12/31/24 - 01/31/29(b)	22,357	20,765,157
2.00%, 02/15/25 - 11/15/26(b)	11,851	11,177,400
2.75%, 02/28/25 - 08/15/32(b)	35,085	32,280,574
4.63%, 02/28/25 - 09/30/28	17,000	16,894,609
3.88%, 03/31/25 - 08/15/33(b)	53,000	51,337,734
0.38%, 04/30/25 - 09/30/27(b)	30,551	27,079,666
0.25%, 05/31/25 - 10/31/25(b)	31,504	28,844,573
3.00%, 07/15/25 - 10/31/25(b)	15,993	15,387,387
2.88%, 07/31/25 - 05/15/32(b)	31,115	28,453,082
3.13%, 08/15/25 - 08/31/29(b)	22,091	20,883,054
3.50%, 09/15/25 - 02/15/33	27,700	26,053,789
5.00%, 09/30/25	5,000	4,995,312
4.50%, 11/15/25 - 07/15/26	19,000	18,812,539
4.00%, 12/15/25 - 07/31/30	29,300	28,497,302
2.63%, 01/31/26 - 07/31/29	11,795	10,757,503
1.63%, 02/15/26 - 05/15/31(b)	43,145	38,226,813
0.50%, 02/28/26 - 10/31/27(b)	28,807	25,094,140
3.75%, 04/15/26 - 06/30/30(b)	16,000	15,375,078
3.63%, 05/15/26 - 03/31/30	17,000	16,329,844
4.13%, 06/15/26 - 11/15/32(b)	40,200	39,206,446
0.88%, 06/30/26 - 11/15/30(b)	12,897	10,731,861
1.88%, 06/30/26 - 02/15/32	19,836	16,999,409
4.38%, 08/15/26 - 08/15/43(b)	8,500	8,319,999
1.38%, 08/31/26 - 11/15/31(b)	24,450	20,282,983
1.13%, 10/31/26 - 02/15/31(b)	29,554	24,813,817
1.25%, 11/30/26 - 08/15/31(b)	52,647	44,682,311
2.50%, 03/31/27	4,267	3,963,476

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
2.38%, 05/15/27 - 05/15/29(b)	$14,389	$12,954,718
3.25%, 06/30/27 - 06/30/29	9,500	8,932,422
3.38%, 05/15/33(b)	10,000	9,068,750

Total U.S. Treasury Obligations — 41.1% (Cost: $1,108,103,222)		971,597,118

Total Long-Term Investments — 99.1% (Cost: $2,709,774,502)		2,343,106,778

	Shares

Short-Term Securities

Money Market Funds — 27.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(i)(j)	650,605,200	650,800,382
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(i)(j)(k)	100,000	100,000

Total Short-Term Securities — 27.5% (Cost: $650,644,312)		650,900,382

Total Investments Before TBA Sale Commitments — 126.6% (Cost: $3,360,418,814)		2,994,007,160

	Par (000)

TBA Sale Commitments(g)

Mortgage-Backed Securities — (0.4)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 10/23/53	$(5,450)	(4,453,876)
3.00%, 10/23/53	(925)	(783,865)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.00%, 10/18/38	$(100)	$(85,740)
4.00%, 10/12/53	(300)	(267,070)
4.50%, 10/13/52	(525)	(482,016)
5.50%, 10/12/53	(1,950)	(1,884,416)
6.00%, 10/12/53	(2,925)	(2,886,609)

Total TBA Sale Commitments — (0.4)% (Proceeds: $(10,941,544))		(10,843,592)

Total Investments, Net of TBA Sale Commitments — 126.2% (Cost: $3,349,477,270)		2,983,163,568

Liabilities in Excess of Other Assets — (26.2)%		(618,675,753)

Net Assets — 100.0%		$2,364,487,815

(a)	Rounds to less than 1,000.
(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$632,745,896	$18,061,695	(a)	$—	$(3,909)	$(3,300)	$650,800,382	650,605,200	$4,707,915	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100,000	3,652		—

					$(3,909)	$(3,300)	$650,900,382		$4,711,567		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

58

Schedule of Investments (unaudited) (continued) September 30, 2023	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$4,071,037	$—	$4,071,037
Corporate Bonds	—	600,943,481	—	600,943,481
Foreign Agency Obligations	—	56,499,359	—	56,499,359
Municipal Bonds	—	13,698,086	—	13,698,086
Non-Agency Mortgage-Backed Securities	—	26,014,332	—	26,014,332
Preferred Securities
Capital Trusts	—	329,233	—	329,233
U.S. Government Sponsored Agency Securities	—	669,954,132	—	669,954,132
U.S. Treasury Obligations	—	971,597,118	—	971,597,118
Short-Term Securities
Money Market Funds	650,900,382	—	—	650,900,382
Liabilities
Investments
TBA Sale Commitments	—	(10,843,592)	—	(10,843,592)

	$650,900,382	$2,332,263,186	$—	$2,983,163,568

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

Portfolio Abbreviation (continued)

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	59